As filed with the Securities and Exchange Commission on October 1, 2009

Securities Act File No. 333-161695

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

SUNAMERICA FOCUSED SERIES, INC.

(Exact Name of Registrant as Specified in the Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of common stock, par value $0.0001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

SUNAMERICA EQUITY FUNDS

SunAmerica Growth and Income Fund

SunAmerica Balanced Assets Fund

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

October 6, 2009

Dear Shareholder:

You are cordially invited to attend a special joint shareholders meeting (the “Special Meeting”) of each of the SunAmerica Growth and Income Fund (the “Growth and Income Fund”) and the SunAmerica Balanced Assets Fund (the “Balanced Assets Fund” and together with the Growth and Income Fund, the “Funds” and each, a “Fund”), each a series of SunAmerica Equity Funds (the “Trust”), to be held on Tuesday, November 10, 2009. Before the Special Meeting, I would like to provide you with additional background information and ask for your vote on an important proposal affecting your Fund.

We are asking for your vote to approve a proposed reorganization of your Fund with the Focused Growth and Income Portfolio, a series of SunAmerica Focused Series, Inc., a Maryland corporation (the “Corporation”). In this reorganization, your Fund shares would, in effect, be exchanged for the same class of shares of the Focused Growth and Income Portfolio with the same aggregate net asset value of the Fund shares that you currently hold. It is currently anticipated that the reorganization of each Fund should be effected on a tax-free basis for federal income tax purposes.

The reorganization of each Fund is being proposed because SunAmerica Asset Management Corporation (“SAAMCo”), each Fund’s and the Focused Growth and Income Portfolio’s investment adviser, believes that shareholders of each fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds’ assets in the respective reorganizations, than by continuing to operate, in each case, the two funds separately. SAAMCo further believes that it is in the best interests of each Fund’s shareholders to combine the Fund’s assets with a fund with a lower expense ratio (or with respect to Class I of the Growth and Income Fund, a lower gross expense ratio and the same net expense ratio), although the performance history of each Fund is generally better than that of the Focused Growth and Income Portfolio. In SAAMCo’s opinion, the Focused Growth and Income Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with each of the Funds. Each of the Growth and Income Fund and the Focused Growth and Income Portfolio partly follows a growth oriented philosophy and partly follows a value oriented philosophy and engages in the active trading of equity securities selected to achieve its investment objective. Each of the Balanced Assets Fund and the Focused Growth and Income Portfolio partly follows a growth oriented philosophy.

Each of the Board of Trustees of the Trust and the Board of Directors of the Corporation has determined that the proposed reorganization of each of the Funds with the Focused Growth and Income Portfolio is in the best interests of the relevant Fund and the Focused Growth and Income Portfolio, respectively, and the interests of the relevant Fund’s and the Focused Growth and Income Portfolio’s existing shareholders will not be diluted as a result of the applicable reorganization. If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the fourth quarter of 2009. Included in this booklet is information about the upcoming Special Meeting:

•	A Notice of a Special Meeting of Shareholders, which summarizes the matter(s) on which you are being asked to vote; and

•

The Combined Prospectus/Proxy Statement, which provides detailed information on the Focused Growth and Income Portfolio, the specific proposal relating to your Fund being considered at the Special Meeting, and why the proposal is being made.

I encourage you to review the enclosed materials carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote in one of the following ways:

•	By calling us toll-free at the telephone number listed on the enclosed proxy card;

•	By Internet at the website address listed on the enclosed proxy card;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

As always, we appreciate your support.

Sincerely,

/s/ John T. Genoy _________________________________________
John T. Genoy
President

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.

Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve one or both of the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between SunAmerica Equity Funds (the “Trust”), on behalf of its series, the SunAmerica Growth and Income Fund (the “Growth and Income Fund”), and SunAmerica Focused Series, Inc. (the “Corporation”), on behalf of its series, the Focused Growth and Income Portfolio and (ii) a Reorganization Agreement between the Trust, on behalf of its series, the SunAmerica Balanced Assets Fund (the “Balanced Assets Fund” and together with the Growth and Income Fund, the “Target Funds” and each, a “Target Fund”), and the Corporation, on behalf of the Focused Growth and Income Portfolio (the Focused Growth and Income Portfolio, together with the Target Funds, the “Funds” and each, a “Fund”). The Focused Growth and Income Portfolio pursues an investment objective and certain investment strategies similar to that of each of the Target Funds. If the proposed reorganization (“Reorganization”) relating to your Target Fund is approved and completed, an account at the Focused Growth and Income Portfolio will be set up in your name, you will become a shareholder of the Focused Growth and Income Portfolio, and your Target Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to your Target Fund and for a more complete description of the Focused Growth and Income Portfolio.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of the Trust (the “Board of Trustees”), on behalf of each Target Fund, has determined that each proposed Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. The Board of Trustees has determined that shareholders of each Target Fund may benefit from (i) the possible operating efficiencies from the larger net asset size of the combined fund, (ii) the expectation that the combined fund will have gross and net operating expenses below those of the Target Fund prior to the applicable Reorganization (except in the case of Class I of the Growth and Income Fund, where net operating expenses of the combined fund are the same) and (iii) the similarity of the investment objective and the compatibility of certain investment strategies of the Focused Growth and Income Portfolio.

Q:	How will the Reorganization affect me?

A:	If shareholders of a Target Fund approve the proposed Reorganization relating to their Fund, all the assets and liabilities of the Target Fund will be combined with those of the Focused Growth and Income Portfolio, an account will be set up in your name at the Focused Growth and Income Portfolio and you will receive shares of the Focused Growth and Income Portfolio. You will receive the same class of shares of the Focused Growth and Income Portfolio as you currently hold of your Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of a Reorganization, however, a shareholder of a Target Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the Target Fund prior to the Reorganization.

Q:	In the Reorganization, will I receive the same class of shares of the Focused Growth and Income Portfolio as the shares of the Target Fund that I now hold?

A:

Yes. You will receive the same class of shares of the Focused Growth and Income Portfolio as the shares you own of your Target Fund. Class I shares, however, are only being offered in connection with the

Reorganizations. The Focused Growth and Income Portfolio will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions in Class I shares from investors who receive Class I shares of the Focused Growth and Income Portfolio in connection with the Reorganizations.

Q:	Will I own the same number of shares of the Focused Growth and Income Portfolio as I currently own of my Target Fund?

A:	No. You will receive shares of the Focused Growth and Income Portfolio with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Fund. However, the number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the Focused Growth and Income Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the Focused Growth and Income Portfolio is lower than the net asset value of the corresponding share class of the relevant Target Fund, you will receive a greater number of shares of the Focused Growth and Income Portfolio in the applicable Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Focused Growth and Income Portfolio is higher than the net asset value of the corresponding share class of the relevant Target Fund, you will receive fewer shares of the Focused Growth and Income Portfolio in the applicable Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Focused Growth and Income Portfolio shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:	Your rights as a shareholder will not change in any substantial way as a result of the Reorganization relating to your Target Fund, except as noted below for Class I shareholders, but you will be a shareholder of the Focused Growth and Income Portfolio, which is a series of the Corporation, a Maryland corporation, rather than the Target Fund, which is a series of the Trust, a Massachusetts business trust. As discussed in the Combined Proxy Statement/Prospectus, there are certain differences between Maryland corporations and Massachusetts business trusts with respect to shareholder rights. The shareholder services available to you after the applicable Reorganization will be identical.

With respect to Class I shareholders, the Board of Directors of the Corporation may liquidate Class I shares of the Focused Growth and Income Portfolio without a shareholder vote, while a shareholder vote is required to liquidate Class I shares of the Target Funds. For more information, please see “Other Information—Shareholder Rights and Obligations” in the Combined Prospectus/Proxy Statement.

Q:	Who will advise the Focused Growth and Income Portfolio once the Reorganizations are completed?

A:	As you know, each Target Fund is advised by SunAmerica Asset Management Corp. (“SAAMCo”). The Focused Growth and Income Portfolio is also advised by SAAMCo and will continue to be advised by SAAMCo once the Reorganizations are completed. While the Focused Growth and Income Portfolio is currently subadvised by BlackRock Investment Management, LLC, it will not be subadvised once the Reorganizations are completed.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A:

No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization relating to your Target Fund. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Focused

Growth and Income Portfolio acquired by you in the Reorganization relating to your Target Fund will be measured from the earlier of the time (i) you purchased your Target Fund shares or (ii) you purchased your shares of any other fund advised by SAAMCo and subsequently exchanged them for shares of the Target Fund.

Q:	How do operating expenses paid by the Focused Growth and Income Portfolio compare to those payable by each Target Fund?

A:	Following the Reorganizations, the Focused Growth and Income Portfolio’s gross and net projected operating expenses are expected to be below those of each Target Fund, except that the Focused Growth and Income Portfolio’s net projected operating expenses for Class I shares are expected to be the same as the Growth and Income Fund’s net operating expenses for Class I shares.

Q:	What will I have to do to open an account in the Focused Growth and Income Portfolio? What happens to my account if the Reorganization is approved?

A:	If the Reorganization relating to your Target Fund is approved, an account will be set up in your name and your shares automatically will be converted into shares of the Focused Growth and Income Portfolio. We will send you written confirmation that this change has taken place. You will receive the same class of shares of the Focused Growth and Income Portfolio as you currently hold of your Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with a Reorganization. If you currently hold certificates representing your Target Fund shares, it is not necessary to surrender such certificates.

Q:	I have received other proxy statements from other funds in the SunAmerica complex. Is this a duplicate proxy statement and do I have to vote again?

A:	This is not a duplicate proxy statement. You are being asked to vote separately for each fund in which you own shares.

Q:	What happens if the Reorganization is not approved?

A:	If a Reorganization is not approved by shareholders of the relevant Target Fund, the Board of Trustees may consider other alternatives.

Q:	What happens if shareholders of one Target Fund approve their Reorganization, while shareholders of the other Target Fund do not?

A:	Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

Q:	Will I have to pay any federal taxes as a result of the Reorganization?

A:	Each Reorganization is currently expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If a Reorganization so qualifies, in general, the relevant Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of the Focused Growth and Income Portfolio and the assumption of its liabilities by the Focused Growth and Income Portfolio, or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the Focused Growth and Income Portfolio in connection with the Reorganization.

To the extent that, prior to the applicable Reorganization, portfolio holdings of a Target Fund are sold by the Target Fund in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Fund’s basis in such holdings. Any capital gains recognized in these sales on a net basis will be distributed, if required, to such Target Fund’s shareholders as either capital gain dividends (to the extent of net realized long-term capital gains) or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

The proposed portfolio management team of the combined fund anticipates disposing of a portion (approximately 5% as of April 30, 2009) of the Growth and Income Fund’s portfolio holdings following the closing of the applicable Reorganization. The proposed portfolio management team of the combined fund anticipates requesting the disposition of a portion (approximately 40% as of April 30, 2009) of the Balanced Assets Fund’s portfolio holdings before the closing of the applicable Reorganization, and a portion (approximately 1% as of April 30, 2009) of the Balanced Assets Fund’s portfolio holdings following the closing of the applicable Reorganization. The extent of these sales is primarily due to the limits on the number of securities that the Focused Growth and Income Portfolio is able to hold pursuant to its focused strategy. The proposed portfolio management team also anticipates disposing of a substantial portion (approximately 66% as of April 30, 2009) of the Focused Growth and Income Portfolio’s holdings after the closing of the Reorganizations, since it will be assuming management of such Fund. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Growth and Income Fund’s, the Balanced Assets Fund’s or the Focused Growth and Income Portfolio’s basis in such securities. Based on the net capital loss positions of each of the Growth and Income Fund, the Balanced Assets Fund and the Focused Growth and Income Portfolio as of April 30, 2009, including any available capital loss carryforwards, it is not expected that the anticipated sales of portfolio holdings post-Reorganization will result in any capital gains to be distributed to shareholders of the combined fund. Based on the net capital loss positions of the Balanced Assets Fund as of April 30, 2009, including any available capital loss carryforwards, it is not expected that the anticipated sales of portfolio holdings pre-Reorganization will result in any capital gains to be distributed to shareholders of the Balanced Assets Fund. While it is not expected that the anticipated sales of portfolio holdings pre- and post-Reorganizations, as described above, will result in any capital gains, the amount of capital gains realized will depend on, among other things, changes in portfolio composition and market conditions at the time of the sales. SAAMCo has estimated that the brokerage commission and other transaction costs associated with the pre-Reorganization and post-Reorganization portfolio repositioning will be approximately $0 and $94,724, respectively.

Q:	Who will pay for the Reorganization?

A:	SAAMCo or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization relating to such Fund. Please refer to “Information About the Reorganizations—Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	What if I redeem or exchange my shares before the Reorganization takes place?

A:	If you choose to redeem or exchange your shares before the Reorganization relating to your Target Fund takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction and any applicable redemption fees will be applied. Also, in the case of redemptions, you will be responsible for payment of any applicable contingent deferred sales charges.

Q:	How do I vote my proxy?

A:

You may cast your vote by mail, telephone or internet or in person at the special joint shareholders meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions.

Q:	Why are multiple proxy cards enclosed?

A:	If you are a shareholder of more than one Target Fund, you will receive a proxy card for each Fund.

Q:	When will the Reorganization occur?

A:	If approved by shareholders, each Reorganization is expected to occur during the fourth quarter of 2009. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Fund’s shareholders.

Q:	Whom do I contact for further information?

A:	You may call Computershare, Inc., our proxy solicitation firm at the telephone number listed on the enclosed proxy card.

Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

SUNAMERICA EQUITY FUNDS

SunAmerica Growth and Income Fund

SunAmerica Balanced Assets Fund

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON NOVEMBER 10, 2009

To the Shareholders of each of the SunAmerica Growth and Income Fund and the SunAmerica Balanced Assets Fund:

This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the SunAmerica Growth and Income Fund (the “Growth and Income Fund”) and the SunAmerica Balanced Assets Fund (the “Balanced Assets Fund” and together with the Growth and Income Fund, the “Target Funds” and each, a “Target Fund”), each a series of SunAmerica Equity Funds, a Massachusetts business trust (the “Trust”), will be held on Tuesday, November 10, 2009 at 9:00 a.m., Eastern time, at the offices of SunAmerica Asset Management Corp. (“SAAMCo”), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 for the following purposes:

1. The shareholders of each Target Fund are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Fund pursuant to which the Target Fund would transfer all of its assets to the Focused Growth and Income Portfolio, a series of SunAmerica Focused Series, Inc., in exchange solely for the assumption of the Target Fund’s liabilities by the Focused Growth and Income Portfolio and Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

The Board of Trustees of the Trust has fixed the close of business on August 31, 2009 as the record date for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.

It is very important that your vote be received prior to the Special Meeting date. Voting instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in the Target Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet; please see pages 53-54 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Trustees,

/s/ Gregory N. Bressler __________________________________________
Gregory N. Bressler
Secretary

Jersey City, New Jersey

October 6, 2009

COMBINED PROSPECTUS/PROXY STATEMENT

SUNAMERICA EQUITY FUNDS

SunAmerica Growth and Income Fund

SunAmerica Balanced Assets Fund

SUNAMERICA FOCUSED SERIES, INC.

Focused Growth and Income Portfolio

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the SunAmerica Growth and Income Fund (the “Growth and Income Fund”) or the SunAmerica Balanced Assets Fund (the “Balanced Assets Fund” and together with the Growth and Income Fund, the “Target Funds” and each, a “Target Fund”), each a series of SunAmerica Equity Funds, a Massachusetts business trust (the “Trust”). A joint special meeting of shareholders of each of the Target Funds (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management Corp. (“SAAMCo”), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, on Tuesday, November 10, 2009 at 9:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on August 31, 2009 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of each Target Fund on or about October 6, 2009. Whether or not you expect to attend the Special Meeting or any adjournment or postponement thereof, the Board of Trustees of the Trust (the “Board of Trustees”) requests that shareholders vote their shares by completing and returning the enclosed proxy card.

The purposes of the Special Meeting are:

1. The shareholders of each Target Fund are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Fund pursuant to which the Target Fund would transfer all of its assets to the Focused Growth and Income Portfolio, a series of SunAmerica Focused Series, Inc. (the “Corporation”), in exchange solely for the assumption of the Target Fund’s liabilities by the Focused Growth and Income Portfolio and for Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

The Board of Trustees has approved a reorganization (“Reorganization”) with respect to each Target Fund by which the Target Fund, a separate series of the Trust, an open-end management investment company, would be acquired by the Focused Growth and Income Portfolio, a series of the Corporation, an open-end management investment company. The Focused Growth and Income Portfolio has an investment objective to provide long-term growth of capital and current income, which is similar to that of the Growth and Income Fund whose investment objective is to provide capital appreciation and current income and that of the Balanced Assets Fund whose investment objective is to provide capital appreciation and conservation of principal. The Focused Growth and Income Portfolio also has certain strategies that are compatible with those of each of the Target Funds. Each Target Fund and the Focused Growth and Income Portfolio, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Fund’s investment strategies see “Summary—Investment Objectives and Principal Investment Strategies” below.

If a Target Fund’s shareholders approve the Reorganization relating to their Fund, the Target Fund will transfer its assets to the Focused Growth and Income Portfolio. The Focused Growth and Income Portfolio will assume the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Focused Growth and Income Portfolio to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Trust. When the Reorganization is complete, the Target Fund’s shareholders will hold the same class of shares of the Focused Growth and Income Portfolio as they currently hold of the Target Fund. The aggregate net asset value of the Focused Growth and Income Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will hold a smaller percentage of ownership in the combined fund than such shareholder held in the Target Fund prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on the Reorganization relating to their Fund and constitutes an offering of Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Focused Growth and Income Portfolio and the Target Funds (together, the “Funds”), each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated October 2, 2009 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•	the Focused Growth and Income Portfolio Statement of Additional Information (the “Focused Growth and Income Portfolio SAI”) dated February 27, 2009 (and as currently supplemented);

•

the Growth and Income Fund and the Balanced Assets Fund Prospectus and Statement of Additional Information containing additional information about the Growth and Income Fund and the Balanced Assets Fund (the “Target Funds Prospectus” and “Target Funds SAI,” respectively), each dated January 28, 2009 (and as currently supplemented); and

•	the Semi-Annual Report to Shareholders of the Focused Growth and Income Portfolio for the fiscal period ended April 30, 2009 (the “Focused Growth and Income Portfolio Semi-Annual Report”).

In addition, the following documents have been filed with the SEC and are incorporated by reference into (legally considered to be part of) and also accompany this Combined Prospectus/Proxy Statement:

•	the Focused Growth and Income Portfolio Prospectus (the “Focused Growth and Income Portfolio Prospectus”) dated February 27, 2009 (and as currently supplemented); and

•	the Annual Report to Shareholders of the Focused Growth and Income Portfolio for the fiscal year ended October 31, 2008 (the “Focused Growth and Income Portfolio Annual Report”).

Except as otherwise described herein, the policies and procedures set forth under “Shareholder Account Information” in the Focused Growth and Income Portfolio Prospectus will apply to the Class A, Class B, Class C and Class I shares to be issued by the Focused Growth and Income Portfolio in connection with each Reorganization. These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

SunAmerica Growth and Income Fund or SunAmerica Balanced Assets Fund c/o SunAmerica Equity Funds Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 (800) 858-8850	Focused Growth and Income Portfolio c/o SunAmerica Focused Series, Inc. Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 (800) 858-8850

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” The Reorganization SAI may also be obtained without charge at www.sunamericafunds.com.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

The Board of Trustees knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is October 2, 2009.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

Each of the Trust and the Corporation is an open-end management investment company registered with the SEC. Each of the Growth and Income Fund and the Balanced Assets Fund is a separate series of the Trust and the Focused Growth and Income Portfolio is a separate series of the Corporation. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts and the Corporation is organized as a corporation under the laws of the State of Maryland. The investment objective of the Growth and Income Fund is to provide capital appreciation and current income. The investment objective of the Balanced Assets Fund is to provide capital appreciation and conservation of principal. The investment objective of the Focused Growth and Income Portfolio is to provide long-term growth of capital and current income.

Each of the Growth and Income Fund and the Focused Growth and Income Portfolio partly follows a “growth” oriented philosophy and partly follows a “value” oriented philosophy. A growth oriented philosophy—that of investing in securities believed to offer the potential for long-term growth of capital—focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value oriented philosophy - that of investing in securities believed to be undervalued in the market - reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength, and possibly generous dividend yields, that have low price-earnings ratios and may have generally been overlooked by the market. One principal difference between such Funds is that the Focused Growth and Income Portfolio uses a focused strategy, while the Growth and Income Fund does not. A focused strategy is one in which an investment adviser actively invests in a small number of holdings that constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Another principal difference between such Funds is that the Growth and Income Fund invests in equity securities issued by companies of any size, while the Focused Growth and Income Portfolio invests principally in large-cap companies. In addition, the Focused Growth and Income Portfolio is “non-diversified,” as such term is defined in the 1940 Act, which means it can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By investing a higher percentage of assets in a smaller number of stocks, the Focused Growth and Income Portfolio’s risk is increased because the effect of each stock on the Fund’s performance is greater. The Growth and Income Fund is “diversified,” as such term is defined in the 1940 Act.

Each of the Balanced Assets Fund and the Focused Growth and Income Portfolio partly follows a growth oriented philosophy, as described above. However, such Funds’ investment strategies principally differ in that the Focused Growth and Income Portfolio also partly subscribes to a value oriented philosophy and uses a focused strategy, each of which is described above, while the Balanced Assets Fund uses an “asset allocation” strategy to implement its investment goal. Asset allocation means investing in a manner that divides investments among different classes of assets, such as stocks and bonds. Another principal difference between such Funds is that the Focused Growth and Income Portfolio principally invests in equity securities, while the Balanced Assets Fund principally invests partly in equity securities and partly in fixed income securities. In addition, the Focused Growth and Income Portfolio is “non-diversified,” while the Balanced Assets Fund is “diversified.”

SunAmerica Asset Management Corp. (“SAAMCo”) serves as the investment adviser of each of the Funds. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, SunAmerica Capital Services, Inc. (the “Distributor”), and numerous intermediaries. Shareholders of each Fund have the right to exchange their shares for shares of the same class of other retail funds distributed by the Distributor, except the SunAmerica Senior Floating Rate Fund, Inc. (where the exchange privilege applies to Class A and Class C shares only), at net asset value per share at the time of exchange, subject to certain limitations. Each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to redemption fees and/or contingent deferred sales charges).

The Proposed Reorganizations

The Board of Trustees, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved each Reorganization, on behalf of each of the Growth and Income Fund and the Balanced Assets Fund, as applicable. The Board of Directors of the Corporation (the “Board of Directors”), including the Directors who are not “interested persons” of the Corporation (as defined in the 1940 Act) (the “Independent Directors”), has unanimously approved each Reorganization, on behalf of the Focused Growth and Income Portfolio. Subject to approval by the relevant Target Fund shareholders, each Reorganization provides for:

•

the transfer of all the assets of the relevant Target Fund to the Focused Growth and Income Portfolio in exchange for the assumption of the Target Fund’s liabilities by the Focused Growth and Income Portfolio and Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio;

•	the distribution of such Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio to the relevant Target Fund’s shareholders; and

•	the termination of the relevant Target Fund as a series of the Trust.

If a proposed Reorganization is approved and completed, the Target Fund’s shareholders would hold shares of the same class of the Focused Growth and Income Portfolio as they currently hold of the Target Fund with an aggregate net asset value equal to the aggregate net asset value of Target Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganizations

SAAMCo believes that, with respect to each proposed Reorganization, the shareholders of each Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate the two Funds separately. SAAMCo further believes that it is in the best interests of each Target Fund’s shareholders to combine its assets with a Fund with a lower expense ratio (or with respect to Class I of the Growth and Income Fund, a lower gross expense ratio and the same net expense ratio), although the performance history of each Target Fund is generally better than that of the Focused Growth and Income Portfolio. The Focused Growth and Income Portfolio, following completion of one or both of the Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement. It is anticipated that the gross and net operating expense ratios for the Combined Fund will be lower than the current gross and net operating expense ratios for each Target Fund, except in the case of Class I of the Growth and Income Fund, where the net operating expense ratio for Class I shares of the Combined Fund is anticipated to be the same as the net operating expense ratio for Class I shares of the Growth and Income Fund. SAAMCo believes that continuing to operate each Target Fund as currently constituted is not in the best interests of the Target Fund’s shareholders.

In approving each Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposals at meetings held in April, May and June 2009, and on June 9, 2009 the entire Board of Trustees, including the Independent Trustees, unanimously approved each Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:

•

The fact that the investment objectives of the relevant Target Fund and the Focused Growth and Income Portfolio are similar and certain strategies of the relevant Target Fund and Focused Growth and Income Portfolio are compatible, while others are different. The Trustees considered the principal differences in investment strategy between the Focused Growth and Income Portfolio and each relevant Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund may achieve certain operating efficiencies and economies of scale from its larger net asset size.

•

The expectation that the Combined Fund will have gross operating expenses (i.e., operating expenses before taking into account waivers and reimbursements) below those of the each Target Fund; and that the Combined Fund will have net operating expenses (i.e., operating expenses after taking into account contractual fee waivers and expense reimbursement arrangements) below those of each Target Fund, except in the case of Class I of the Growth and Income Fund, where the Combined Fund’s net operating expenses for Class I shares are expected to be the same as those of the Growth and Income Fund for Class I shares. The Trustees also considered that, while there are no contractual expense caps in place for Class A, Class B or Class C of each Target Fund, the Focused Growth and Income Portfolio is subject to a contractual expense cap under the Expense Limitation Agreement between the Corporation, on behalf of the Focused Growth and Income Portfolio, and SAAMCo, as described in the footnotes to the Fee Tables below. The Trustees noted that in connection with the Reorganizations, the Board of Directors of the Corporation approved a reduction in the Focused Growth and Income Portfolio’s advisory fee effective upon the closing date of the Reorganizations.

•

The personnel of SAAMCo who will manage the Combined Fund. The Trustees considered that SAAMCo will continue to serve as the investment adviser of the Combined Fund after the Reorganizations. The Trustees further noted that the proposed co-portfolio managers of the Combined Fund currently manage one or both of the Target Funds. See “Comparison of the Funds—Management of the Funds.”

•

The relative performance histories of each Fund over different time periods compared with each other and to the relative benchmarks applicable to each Fund. The Trustees considered the fact that each Target Fund has generally had better performance compared with the Focused Growth and Income Portfolio. However, the Board noted that the current portfolio managers of the Focused Growth and Income Portfolio would not be managing the Combined Fund, and that the co-portfolio managers of the equity portion of the Balanced Assets Fund, one of which is also the portfolio manager of the Growth and Income Fund, would be the co-portfolio managers of the Combined Fund following the Reorganizations. The Board also considered the individual performance of each proposed portfolio manager of the Combined Fund in the context of his management of the Growth and Income Fund and/or a portion of the Balanced Assets Fund, as applicable.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•

The fact that SAAMCo or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement.

If a Reorganization is not approved by shareholders of the relevant Target Fund, the Board of Trustees may consider other alternatives. If no such suitable alternatives can be found, the Board of Trustees may consider the liquidation of such Target Fund. Any such liquidation could be a taxable event for certain shareholders.

The Board of Trustees unanimously recommends that you vote “For” the Reorganization relating to your Target Fund.

Investment Objectives and Principal Investment Strategies

Comparison of the Growth and Income Fund and the Focused Growth and Income Portfolio

Investment Objectives. The investment objective of the Growth and Income Fund is to provide capital appreciation and current income. The investment objective of the Focused Growth and Income Portfolio is to provide long-term growth of capital and current income. Each of the Growth and Income Fund’s and the Focused Growth and Income Portfolio’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Focused Growth and Income Portfolio’s investment objective.

Principal Investment Strategies and Techniques. Each Fund partly follows a “growth” oriented philosophy and partly follows a “value” oriented philosophy. A growth oriented philosophy - that of investing in securities believed to offer the potential for long-term growth of capital - focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value oriented philosophy - that of investing in securities believed to be undervalued in the market - reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength, and possibly generous dividend yields, that have low price-earnings ratios and may have generally been overlooked by the market.

The Growth and Income Fund’s principal investment technique is the active trading of equity securities issued by companies of any size that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

The Focused Growth and Income Portfolio’s principal investment technique is the active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the investment adviser believes have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. The investment adviser may emphasize either a growth orientation or a value orientation at any particular time. Due to its use of a focused strategy, the Focused Growth and Income Portfolio will generally invest a higher percentage of assets in a smaller number of stocks than the Growth and Income Fund.

Each Fund engages in the active trading of equity securities meaning that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and could affect performance. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains (potentially taxable as ordinary income) or losses. For the fiscal year ended October 31, 2008, the portfolio turnover rate for the Focused Growth and Income Portfolio was 283%, and for the fiscal year ended September 30, 2008, the portfolio turnover rate for the Growth and Income Fund was 251%. Higher portfolio turnover may decrease the after-tax return to shareholders due to higher portfolio transaction costs and to the extent it results in the realization of net capital gains, which may be taxable when distributed to shareholders. As noted, distributions of a Fund’s net realized short-term capital gains are taxable to shareholders as ordinary income. During periods of increased market volatility, active trading may be more pronounced.

Foreign securities are a significant (non-principal) investment of each Fund. Additionally, small-cap stocks and investment grade fixed income securities are significant (non-principal) investments of the Growth and Income Fund and mid-cap companies are a significant (non-principal) investment of the Focused Growth and Income Portfolio.

Each Fund may also invest in short-term investments (up to 10% of its net assets in the case of the Growth and Income Fund), defensive instruments and options and futures as part of efficient portfolio management and to potentially produce some income. Each Fund may also make special situations investments for the same purposes. Additionally, as part of efficient portfolio management and to potentially produce some income, the Growth and Income Fund may borrow for temporary and emergency purposes (up to 5% of its net assets) and to enhance investment performance (up to 50% of its net assets) and the Focused Growth and Income Portfolio may borrow for temporary and emergency purposes (up to 33 1/3% of its total assets) and to enhance investment performance (up to 50% of its net assets). In addition, the Focused Growth and Income Portfolio may engage in currency transactions to hedge against changes in currency exchange rates.

Each Fund’s principal investment strategies and techniques may be changed without shareholder approval.

The Combined Fund’s principal investment strategies and techniques will be those of the Focused Growth and Income Portfolio.

Comparison. A main difference between the Funds is that the Focused Growth and Income Portfolio uses a focused strategy, while the Growth and Income Fund does not. A focused strategy is one in which an investment adviser actively invests in a small number of holdings that constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Another main difference between the Funds is that the Growth and Income Fund invests in equity securities issued by companies of any size, while the Focused Growth and Income Portfolio invests principally in large-cap companies. In addition, the Focused Growth and Income Portfolio is “non-diversified,” as such term is defined in the 1940 Act, which means it can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By investing a higher percentage of assets in a smaller number of stocks, the Focused Growth and Income Portfolio’s risk is increased because the effect of each stock on the Fund’s performance is greater. The Growth and Income Fund is “diversified,” as such term is defined in the 1940 Act.

While the Growth and Income Fund and the Focused Growth and Income Portfolio have certain differences in strategies and techniques, the Funds pursue similar investment objectives and utilize certain compatible investment strategies and techniques. For a discussion of the principal and other investment risks associated with an investment in the Focused Growth and Income Portfolio and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Other Investment Risks” below.

Comparison of the Balanced Assets Fund and the Focused Growth and Income Portfolio

Investment Objectives. The investment objective of the Balanced Assets Fund is to provide capital appreciation and conservation of principal. The investment objective of the Focused Growth and Income Portfolio is to provide long-term growth of capital and current income. Each of the Balanced Assets Fund’s and the Focused Growth and Income Portfolio’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Focused Growth and Income Portfolio’s investment objective.

Principal Investment Strategies and Techniques. Each Fund partly follows a “growth” oriented philosophy. As described above, a growth oriented philosophy - that of investing in securities believed to offer the potential for long-term growth of capital - focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

The Balanced Assets Fund’s principal investment technique is the active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in investment grade fixed income securities. Specifically, the Balanced Assets Fund invests, under normal market conditions, at least 25% of its total assets in equity securities and at least 25% of its total assets in investment grade fixed income securities.

The Focused Growth and Income Portfolio’s principal investment technique is the active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the investment adviser believes have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. The investment adviser may emphasize either a growth orientation or a value orientation at any particular time. Due to its use of a focused strategy, the Focused Growth and Income Portfolio will generally invest a higher percentage of assets in a smaller number of stocks than the Balanced Assets Fund.

Each Fund engages in the active trading of equity securities meaning that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and could affect performance. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains (potentially taxable to shareholders as ordinary income) or losses. For the fiscal year ended October 31, 2008, the portfolio turnover rate for the Focused Growth and Income Portfolio was 283%, and for the fiscal year ended September 30, 2008, the portfolio turnover rate for the Balanced Assets Fund was 122%. Higher portfolio turnover may decrease the after-tax return to shareholders due to higher portfolio transaction costs and to the extent it results in the realization of net capital gains, which may be taxable when distributed to shareholders. As noted, distributions of a Fund’s net realized short-term capital gains are taxable to shareholders as ordinary income. During periods of increased market volatility, active trading may be more pronounced.

Foreign securities are a significant (non-principal) investment of each Fund. Additionally, small-cap stocks and junk bonds (up to 20% of its net assets) are significant (non-principal) investments of the Balanced Assets Fund and mid-cap companies are a significant (non-principal) investment of the Focused Growth and Income Portfolio.

Each Fund may also invest in short-term investments (up to 10% of its net assets in the case of the Balanced Assets Fund), defensive instruments and options and futures as part of efficient portfolio management and to potentially produce some income. Each Fund may also make special situations investments for the same purposes. Additionally, as part of efficient portfolio management and to potentially produce some income, the Balanced Assets Fund may borrow for temporary and emergency purposes (up to 5% of its net assets) and the Focused Growth and Income Portfolio may borrow for temporary and emergency purposes (up to 33 1/3% of its total assets) and to enhance investment performance (up to 50% of its net assets). In addition, the Focused Growth and Income Portfolio may engage in currency transactions to hedge against changes in currency exchange rates.

Each Fund’s principal investment strategies and techniques may be changed without shareholder approval.

The Combined Fund’s principal investment strategies and techniques will be those of the Focused Growth and Income Portfolio.

Comparison. A main difference between the Funds is that the Focused Growth and Income Portfolio partly follows a “value” oriented philosophy and uses a focused strategy, while the Balanced Assets Fund uses an “asset allocation” strategy to implement its investment goal. As described above, a focused strategy is one in which an investment adviser actively invests in a small number of holdings that constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. As also described above, a value oriented philosophy - that of investing in securities believed to be undervalued in the market - reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength, and possibly generous dividend yields, that have low price-earnings ratios and may have generally been overlooked by the market. Asset allocation means investing in a manner that divides investments among different classes of assets, such as stocks and bonds. Another main difference between the Funds is that the Focused Growth and Income Portfolio principally invests in equity securities, while the Balanced Assets Fund principally invests partly in equity securities and partly in fixed income securities. In addition, the Focused Growth and Income Portfolio is “non-diversified,” as such term is defined in the 1940 Act, which means it can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By investing a higher percentage of assets in a smaller number of stocks, the Focused Growth and Income Portfolio’s risk is increased because the effect of each stock on the Fund’s performance is greater. The Balanced Assets Fund is “diversified,” as such term is defined in the 1940 Act.

While the Balanced Assets Fund and the Focused Growth and Income Portfolio have certain differences in strategies and techniques, the Funds pursue similar investment objectives and utilize certain compatible investment strategies and techniques. For a discussion of the principal and other investment risks associated with an investment in the Focused Growth and Income Portfolio and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Other Investment Risks” below.

Fees and Expenses

If a Reorganization is approved and completed, holders of Target Fund Class A shares will receive Focused Growth and Income Portfolio Class A shares, holders of Target Fund Class B shares will receive Focused Growth and Income Portfolio Class B shares, holders of Target Fund Class C shares will receive Focused Growth and Income Portfolio Class C shares and holders of Target Fund Class I shares will receive Focused Growth and Income Portfolio Class I shares.

Fee Tables as of April 30, 2009 (unaudited)

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Funds, assuming the Reorganization(s) had taken place on April 30, 2009 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended April 30, 2009, and may be different than annualized percentages that are based on fees and expenses incurred during the six-month period ended April 30, 2009. Future fees and expenses may be greater or less than those indicated below.

Growth and Income Fund and Focused Growth and Income Portfolio

	Actual						Actual
	Growth and Income Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Growth and Income Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class A		Class A		Class A		Class B		Class B		Class B
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	5.75%		5.75%		5.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	None		None		None		4.00%		4.00%		4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		1.00%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	0.35%		0.35%		0.35%		1.00%		1.00%		1.00%
Other Expenses	0.58%		0.38%		0.37%		0.67%		0.45%		0.43%

Total Annual Fund Operating Expenses	1.68%		1.73%		1.47%		2.42%		2.45%		2.18%

Fee Waiver and Expense Reimbursements (Recoupment)	—		0.02	%(7)	(0.02)	%(7)	—		0.08	%(7)	(0.06)	%(7)
Net Total Annual Fund Operating Expenses	1.68	%(5)(9)	1.71	%(5)(6)	1.49	%(5)(6)	2.42	%(5)(9)	2.37	%(5)(6)	2.24	%(5)(6)

Footnotes begin on the next page.

	Actual						Actual
	Growth and Income Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Growth and Income Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class C		Class C		Class C		Class I(10)		Class I(10)		Class I(10)
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	1.00%		1.00%		1.00%		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		1.00%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	1.00%		1.00%		1.00%		None		None		None
Other Expenses	0.61%		0.41%		0.39%		4.87%		4.75	%(8)	3.84	%(8)

Total Annual Fund Operating Expenses	2.36%		2.41%		2.14%		5.62%		5.75%		4.59%

Fee Waiver and Expense Reimbursements (Recoupment)	—		0.04	%(7)	(0.03	)%(7)	4.30%		4.43	%(7)	3.27	%(7)
Net Total Annual Fund Operating Expenses	2.36	%(5)(9)	2.37	%(5)(6)	2.17	%(5)(6)	1.32	%(5)(6)	1.32	%(6)	1.32	%(5)(6)

*	Pro Forma Combined Fund assumes the Reorganization of only the Growth and Income Fund into the Focused Growth and Income Portfolio as of April 30, 2009.
(1)	The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase (for purchases prior to February 20, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchase). CDSC is calculated as a percentage of amount redeemed or of original purchase cost, whichever is lower.
(3)	A $15.00 fee will be imposed on wire and overnight mail redemptions.
(4)	Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges.
(5)	Through directed brokerage arrangements, a portion of the Growth and Income Fund’s, the Focused Growth and Income Portfolio’s and the Pro Forma Combined Fund’s expenses have been reduced. “Other Expenses” do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reductions been taken into account “Net Expenses” for each class would have been 1.66% for Class A shares, 2.40% for Class B shares, 2.34% for Class C shares and 1.30% for Class I shares of the Growth and Income Fund, 1.69% for Class A shares, 2.36% for Class B shares and 2.36% for Class C shares of the Focused Growth and Income Portfolio and 1.47% for Class A shares, 2.23% for Class B shares, 2.16% for Class C shares and 1.30% for Class I shares of the Pro Forma Combined Fund.

(6)	Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.32% for Class I shares of the Growth and Income Fund and 1.72% for Class A shares, 2.37% for Class B shares, 2.37% for Class C shares and 1.32% for Class I shares of the Focused Growth and Income Portfolio and the Pro Forma Combined Fund. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. These fee waivers and expense reimbursements will continue indefinitely, subject to the termination by the Board of Directors, including a majority of the Independent Directors.
(7)	Any waivers or reimbursements made by SAAMCo with respect to the Fund are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.
(8)	Other expenses for Class I of the Focused Growth and Income Portfolio are based on estimated amounts for the 12-month period ended April 30, 2009 since Class I shares are only being offered in connection with the Reorganizations and as of April 30, 2009, no Class I shares had been issued. Actual expenses may be different.
(9)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio for Class A, Class B and Class C shares of the Growth and Income Fund does not exceed 1.80%, 2.45% and 2.45%, respectively. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SAAMCo.
(10)	Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

Balanced Assets Fund and Focused Growth and Income Portfolio

	Actual						Actual
	Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class A		Class A		Class A		Class B		Class B		Class B
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	5.75%		5.75%		5.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	None		None		None		4.00%		4.00%		4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		1.00%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	0.35%		0.35%		0.35%		1.00%		1.00%		1.00%
Other Expenses	0.58%		0.38%		0.37%		0.68%		0.45%		0.42%

Total Annual Fund Operating Expenses	1.68%		1.73%		1.47%		2.43%		2.45%		2.17%

Fee Waiver and Expense Reimbursements (Recoupment)	—		0.02	%(7)	(0.01	)%(7)	—		0.08	%(7)	(0.06	)%(7)
Net Total Annual Fund Operating Expenses	1.68	%(5)(9)	1.71	%(5)(6)	1.48	%(5)(6)	2.43	%(5)(9)	2.37	%(5)(6)	2.23	%(5)(6)

Footnotes begin on the next page.

	Actual						Actual
	Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class C		Class C		Class C		Class I(10)		Class I(10)		Class I(10)
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	1.00%		1.00%		1.00%		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		1.00%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	1.00%		1.00%		1.00%		None		None		None
Other Expenses	0.65%		0.41%		0.38%		2.59%		2.46	%(8)	2.41	%(8)

Total Annual Fund Operating Expenses	2.40%		2.41%		2.13%		3.34%		3.46%		3.16%

Fee Waiver and Expense Reimbursements (Recoupment)	—		0.04	%(7)	(0.03	)%(7)	2.01%		2.14	%(7)	1.84	%(7)
Net Total Annual Fund Operating Expenses	2.40	%(5)(9)	2.37	%(5)(6)	2.16	%(5)(6)	1.33	%(5)(6)	1.32	%(6)	1.32	%(5)(6)

*	Pro Forma Combined Fund assumes the Reorganization of only the Balanced Assets Fund into the Focused Growth and Income Portfolio as of April 30, 2009.
(1)	The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase (for purchases prior to February 20, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchase). CDSC is calculated as a percentage of amount redeemed or of original purchase cost, whichever is lower.
(3)	A $15.00 fee will be imposed on wire and overnight mail redemptions.
(4)	Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges.
(5)	Through directed brokerage arrangements, a portion of the Balanced Assets Fund’s, the Focused Growth and Income Portfolio’s and the Pro Forma Combined Fund’s expenses have been reduced. “Other Expenses” do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reductions been taken into account “Net Expenses” for each class would have been 1.67% for Class A shares, 2.42% for Class B shares, 2.39% for Class C shares and 1.32% for Class I shares of the Balanced Assets Fund, 1.69% for Class A shares, 2.36% for Class B shares and 2.36% for Class C shares of the Focused Growth and Income Portfolio and 1.47% for Class A shares, 2.21% for Class B shares, 2.15% for Class C shares and 1.31% for Class I shares of the Pro Forma Combined Fund.
(6)

Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.33% for Class I shares of the Balanced

Assets Fund and 1.72% for Class A shares, 2.37% for Class B shares, 2.37% for Class C shares and 1.32% for Class I shares of the Focused Growth and Income Portfolio and the Pro Forma Combined Fund. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. These fee waivers and expense reimbursements will continue indefinitely, subject to the termination by the Board of Directors, including a majority of the Independent Directors.

(7)	Any waivers or reimbursements made by SAAMCo with respect to the Fund are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.
(8)	Other expenses for Class I of the Focused Growth and Income Portfolio are based on estimated amounts for the 12-month period ended April 30, 2009 since Class I shares are only being offered in connection with the Reorganizations and as of April 30, 2009, no Class I shares had been issued. Actual expenses may be different.
(9)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio for Class A, Class B and Class C shares of the Balanced Assets Fund does not exceed 1.80%, 2.45% and 2.45%, respectively. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SAAMCo.
(10)	Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

Growth and Income Fund, Balanced Assets Fund and Focused Growth and Income Portfolio

	Actual								Actual
	Growth and Income Fund		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Growth and Income Fund		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class A		Class A		Class A		Class A		Class B		Class B		Class B		Class B
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	5.75%		5.75%		5.75%		5.75%		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	None		None		None		None		4.00%		4.00%		4.00%		4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		1.00%		0.75%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	0.35%		0.35%		0.35%		0.35%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.58%		0.58%		0.38%		0.37%		0.67%		0.68%		0.45%		0.42%

Total Annual Fund Operating Expenses	1.68%		1.68%		1.73%		1.47%		2.42%		2.43%		2.45%		2.17%

Fee Waiver and Expense Reimbursements (Recoupment)	—		—		0.02	%(7)	(0.01	)%(7)	—		—		0.08	%(7)	(0.05	)%(7)
Net Total Annual Fund Operating Expenses	1.68	%(5)(9)	1.68	%(5)(9)	1.71	%(5)(6)	1.48	%(5)(6)	2.42	%(5)(9)	2.43	%(5)(9)	2.37	%(5)(6)	2.22	%(5)(6)

Footnotes begin on the next page.

	Actual								Actual
	Growth and Income Fund		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*		Growth and Income Fund		Balanced Assets Fund		Focused Growth and Income Portfolio		Pro Forma Combined Fund*
	Class C		Class C		Class C		Class C		Class I(10)		Class I(10)		Class I(10)		Class I(10)
Shareholder Fees (fees paid directly from a shareholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(1)	None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(2)	1.00%		1.00%		1.00%		1.00%		None		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None
Redemption Fee(3)	None		None		None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		1.00%		0.75%		0.75%		0.75%		1.00%		0.75%
Distribution and/or Service (12b-1) Fees(4)	1.00%		1.00%		1.00%		1.00%		None		None		None		None
Other Expenses	0.61%		0.65%		0.41%		0.37%		4.87%		2.59%		1.93	%(8)	1.90	%(8)

Total Annual Fund Operating Expenses	2.36%		2.40%		2.41%		2.13%		5.62%		3.34%		2.93%		2.65%

Fee Waiver and Expense Reimbursements (Recoupment)	—		—		0.04	%(7)	(0.02	)%(7)	4.30%		2.01%		1.61	%(7)	1.33	%(7)
Net Total Annual Fund Operating Expenses	2.36	%(5)(9)	2.40	%(5)(9)	2.37	%(5)(6)	2.15	%(5)(6)	1.32	%(5)(6)	1.33	%(5)(6)	1.32	%(6)	1.32	%(5)(6)

*	Pro Forma Combined Fund assumes the Reorganization of each of the Growth and Income Fund and the Balanced Assets Fund into the Focused Growth and Income Portfolio as of April 30, 2009.
(1)	The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase (for purchases prior to February 20, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchase). CDSC is calculated as a percentage of amount redeemed or of original purchase cost, whichever is lower.
(3)	A $15.00 fee will be imposed on wire and overnight mail redemptions.
(4)	Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges.
(5)	Through directed brokerage arrangements, a portion of the Growth and Income Fund’s, the Balanced Assets Fund’s, the Focused Growth and Income Portfolio’s and the Pro Forma Combined Fund’s expenses have been reduced. “Other Expenses” do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reductions been taken into account “Net Expenses” for each class would have been 1.66% for Class A shares, 2.40% for Class B shares, 2.34% for Class C shares and 1.30% for Class I shares of the Growth and Income Fund, 1.67% for Class A shares, 2.42% for Class B shares, 2.39% for Class C shares and 1.32% for Class I shares of the Balanced Assets Fund, 1.69% for Class A shares, 2.36% for Class B shares and 2.36% for Class C shares of the Focused Growth and Income Portfolio and 1.47% for Class A shares, 2.21% for Class B shares, 2.14% for Class C shares and 1.31% for Class I shares of the Pro Forma Combined Fund.
(6)	Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.32% for Class I shares of the Growth and Income Fund, 1.33% for Class I shares of the Balanced Assets Fund and 1.72% for Class A shares, 2.37% for Class B shares, 2.37% for Class C shares and 1.32% for Class I shares of the Focused Growth and Income Fund and Pro Forma Combined Fund. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. These fee waivers and expense reimbursements will continue indefinitely, subject to the termination by the Board of Directors, including a majority of the Independent Directors.
(7)	Any waivers or reimbursements made by SAAMCo with respect to the Fund are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.
(8)	Other expenses for Class I of the Focused Growth and Income Portfolio are based on estimated amounts for the 12-month period ended April 30, 2009 since Class I shares are only being offered in connection with the Reorganizations and as of April 30, 2009, no Class I shares had been issued. Actual expenses may be different.
(9)	SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratio for Class A, Class B and Class C shares of each of the Growth and Income Fund and the Balanced Assets Fund does not exceed 1.80%, 2.45% and 2.45%, respectively. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SAAMCo.
(10)	Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

EXAMPLES:

These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated (for the periods ended April 30, 2009), that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although actual costs may be higher or lower, based on these assumptions, an investor’s costs would be:

Growth and Income Fund into Focused Growth and Income Portfolio

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Growth and Income Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$718	$1,019	$1,341	$2,252
Class B
Growth and Income Fund*	$645	$1,055	$1,491	$2,573
Focused Growth and Income Portfolio*	$640	$1,039	$1,465	$2,542
Pro Forma Combined Fund**	$627	$1,000	$1,400	$2,386
Class C
Growth and Income Fund	$339	$736	$1,260	$2,696
Focused Growth and Income Portfolio	$340	$739	$1,265	$2,706
Pro Forma Combined Fund**	$320	$679	$1,164	$2,503
Class I
Growth and Income Fund	$134	$418	$723	$1,590
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Growth and Income Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$718	$1,019	$1,341	$2,252
Class B
Growth and Income Fund*	$245	$755	$1,291	$2,573
Focused Growth and Income Portfolio*	$240	$739	$1,265	$2,542
Pro Forma Combined Fund**	$227	$700	$1,200	$2,386
Class C
Growth and Income Fund	$239	$736	$1,260	$2,696
Focused Growth and Income Portfolio	$240	$739	$1,265	$2,706
Pro Forma Combined Fund**	$220	$679	$1,164	$2,503
Class I
Growth and Income Fund	$134	$418	$723	$1,590
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

*	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.
**	Pro Forma Combined Fund assumes the Reorganization of only the Growth and Income Fund into the Focused Growth and Income Portfolio as of April 30, 2009.

Balanced Assets Fund into Focused Growth and Income Portfolio

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Balanced Assets Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$717	$1,016	$1,336	$2,242
Class B
Balanced Assets Fund *	$646	$1,058	$1,496	$2,581
Focused Growth and Income Portfolio*	$640	$1,039	$1,465	$2,542
Pro Forma Combined Fund**	$626	$997	$1,395	$2,376
Class C
Balanced Assets Fund	$343	$748	$1,280	$2,736
Focused Growth and Income Portfolio	$340	$739	$1,265	$2,706
Pro Forma Combined Fund**	$319	$676	$1,159	$2,493
Class I
Balanced Assets Fund	$135	$421	$729	$1,601
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Balanced Assets Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$717	$1,016	$1,336	$2,242
Class B
Balanced Assets Fund *	$246	$758	$1,296	$2,581
Focused Growth and Income Portfolio*	$240	$739	$1,265	$2,542
Pro Forma Combined Fund**	$226	$697	$1,195	$2,376
Class C
Balanced Assets Fund	$243	$748	$1,280	$2,736
Focused Growth and Income Portfolio	$240	$739	$1,265	$2,706
Pro Forma Combined Fund**	$219	$676	$1,159	$2,493
Class I
Balanced Assets Fund	$135	$421	$729	$1,601
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

*	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.
**	Pro Forma Combined Fund assumes the Reorganization of only the Balanced Assets Fund into the Focused Growth and Income Portfolio as of April 30, 2009.

Growth and Income Fund and Balanced Assets Fund into Focused Growth and Income Portfolio

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Growth and Income Fund	$736	$1,074	$1,435	$2,448
Balanced Assets Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$717	$1,016	$1,336	$2,242
Class B
Growth and Income Fund*	$645	$1,055	$1,491	$2,573
Balanced Assets Fund*	$646	$1,058	$1,496	$2,581
Focused Growth and Income Portfolio*	$640	$1,039	$1,465	$2,542
Pro Forma Combined Fund**	$625	$994	$1,390	$2,368
Class C
Growth and Income Fund	$339	$736	$1,260	$2,696
Balanced Assets Fund	$343	$748	$1,280	$2,736
Focused Growth and Income Portfolio	$340	$739	$1,265	$2,706
Pro Forma Combined Fund**	$318	$673	$1,154	$2,483
Class I
Growth and Income Fund	$134	$418	$723	$1,590
Balanced Assets Fund	$135	$421	$729	$1,601
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Growth and Income Fund	$736	$1,074	$1,435	$2,448
Balanced Assets Fund	$736	$1,074	$1,435	$2,448
Focused Growth and Income Portfolio	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund**	$717	$1,016	$1,336	$2,242
Class B
Growth and Income Fund*	$245	$755	$1,291	$2,573
Balanced Assets Fund*	$246	$758	$1,296	$2,581
Focused Growth and Income Portfolio*	$240	$739	$1,265	$2,542
Pro Forma Combined Fund**	$225	$694	$1,190	$2,368
Class C
Growth and Income Fund	$239	$736	$1,260	$2,696
Balanced Assets Fund	$243	$748	$1,280	$2,736
Focused Growth and Income Portfolio	$240	$739	$1,265	$2,706
Pro Forma Combined Fund**	$218	$673	$1,154	$2,483
Class I
Growth and Income Fund	$134	$418	$723	$1,590
Balanced Assets Fund	$135	$421	$729	$1,601
Focused Growth and Income Portfolio	$134	$418	$723	$1,590
Pro Forma Combined Fund**	$134	$418	$723	$1,590

*	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.
**	Pro Forma Combined Fund assumes the Reorganization of each of the Growth and Income Fund and the Balanced Assets Fund into the Focused Growth and Income Portfolio as of April 30, 2009.

Federal Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, the relevant Target Fund, the Focused Growth and Income Portfolio, or their respective shareholders, will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, the Corporation, on behalf of the Focused Growth and Income Portfolio, and the Trust, on behalf of the relevant Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

While the proposed portfolio management team of the Combined Fund does not anticipate requesting the disposition of a portion of the Growth and Income Fund’s portfolio holdings before the closing of the applicable Reorganization, it does anticipate disposing of a portion of the Growth and Income Fund’s portfolio holdings following the closing of the Reorganization. The proposed portfolio management team anticipates requesting the disposition of a portion of the Balanced Assets Fund’s portfolio holdings before the closing of the applicable Reorganization and a portion of the Balanced Assets Fund’s portfolio holdings following the closing of the applicable Reorganization. The extent of these anticipated sales is primarily due to the limits on the number of securities that the Focused Growth and Income Portfolio is able to hold pursuant to its focused strategy. The proposed portfolio management team also anticipates disposing of a substantial portion of the Focused Growth and Income Portfolio’s portfolio holdings after the closing of the Reorganizations, since it will be assuming management of the such Fund.

The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Growth and Income Fund’s, the Balanced Assets Fund’s or the Focused Growth and Income Portfolio’s basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the applicable Reorganization will be distributed, if required, to the shareholders of the Growth and Income Fund or the Balanced Assets Fund, as the case may be, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the applicable Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

At any time prior to the consummation of the applicable Reorganization, a shareholder may redeem shares, likely resulting in recognition of a gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of each Target Fund and the Focused Growth and Income Portfolio are identical.

COMPARISON OF THE FUNDS

Principal and Other Investment Risks

Growth and Income Fund and Focused Growth and Income Portfolio

Because of their similar investment objectives and investment strategies, the Growth and Income Fund and the Focused Growth and Income Portfolio are subject to similar principal and non-principal investment risks associated with an investment in the relevant Fund. Some of the similarities and differences are described in the table below.

	Growth and Income Fund	Focused Growth and Income Portfolio
Principal Risks	• Stock market volatility risk	• Stock market volatility risk
	• Securities selection risk	• Securities selection risk
	• Mid-market capitalization risk	• Non-diversification risk
• Small-market capitalization risk
• Bond market volatility risk

Non-Principal Risks	• Foreign exposure risk	• Foreign exposure risk
	• Derivatives risk	• Derivatives risk
	• Hedging risk	• Hedging risk
	• Interest rate fluctuations risk	• Emerging markets risk
• Credit quality risk

Balanced Assets Fund and Focused Growth and Income Portfolio

Because of their similar investment objectives and certain similarities in their investment strategies, the Balanced Assets Fund and the Focused Growth and Income Portfolio are subject to similar principal and non-principal investment risks associated with an investment in the relevant Fund. Some of the similarities and differences are described in the table below.

	Balanced Assets Fund	Focused Growth and Income Portfolio
Principal Risks	• Stock market volatility risk	• Stock market volatility risk
	• Securities selection risk	• Securities selection risk
	• Mid-market capitalization risk	• Non-diversification risk
• Small-market capitalization risk
• Bond market volatility risk
• Interest rate fluctuations risk
• Credit quality risk

Non-Principal Risks	• Foreign exposure risk	• Foreign exposure risk
	• Derivatives risk	• Derivatives risk
	• Hedging risk	• Hedging risk
	• Emerging markets risk	• Emerging markets risk

The following discussion describes the principal and certain other risks that may affect the Focused Growth and Income Portfolio and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Target Funds Prospectus and the Focused Growth and Income Portfolio Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

Shares of the Focused Growth and Income Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Focused Growth and Income Portfolio will be able to achieve its investment goals. If the value of the assets of the Focused Growth and Income Portfolio go down, you could lose money.

The following are the principal investment risks associated with the Focused Growth and Income Portfolio and, therefore, also with the Combined Fund:

Equity Securities. The Focused Growth and Income Portfolio invests primarily in equity securities. As with any equity portfolio, the value of a shareholder’s investment in the Focused Growth and Income Portfolio may fluctuate in response to stock market movements. Performance of different types of equity stocks may decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. In addition, individual stocks selected for the Focused Growth and Income Portfolio may underperform the market, generally.

Stock Market Volatility. The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Focused Growth and Income Portfolio’s portfolio.

Securities selection. A strategy used by the Focused Growth and Income Portfolio, or securities selected by its investment adviser, may fail to produce the intended return.

Non-Diversification. The Focused Growth and Income Portfolio is non-diversified, which means it can invest a larger portion of assets in the stock of a single company than can some other mutual funds. By investing a higher percentage of assets in a smaller number of stocks, the Focused Growth and Income Portfolio’s risk is increased because the effect of each stock on the Focused Growth and Income Portfolio’s performance is greater.

The following are the non-principal investment risks associated with the Focused Growth and Income Portfolio and therefore, also with the Combined Fund:

Foreign Exposure. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Derivatives. Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

Hedging. Hedging is a strategy in which the Fund’s investment adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Emerging Markets. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Mid-Market Capitalization. Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies are subject to these risks to a lesser extent.

Fundamental Investment Restrictions

Each of the Funds has substantially similar investment restrictions (and exclusions). If the shareholders of a Target Fund approve the Reorganization relating to their Fund, SAAMCo will manage the Combined Fund pursuant to the investment restrictions of the Focused Growth and Income Portfolio. The complete list of the fundamental investment restrictions of each Target Fund and the Focused Growth and Income Portfolio is set out in Appendix A.

Performance Information

The following bar charts and tables illustrate the past performance of an investment in each Fund. The information shows you how each Fund’s performance has varied year by year and provides some indication of the risks of investing in each Fund. Past performance is not predictive of future performance. For more information concerning the performance of each Target Fund, please refer to the Target Funds Prospectus, the Annual Report to Shareholders of the Target Funds for the fiscal year ended September 30, 2008 (the “Target Funds Annual Report”) and the Semi-Annual Report to Shareholders of the Target Funds for the fiscal period ended March 31, 2009 (the “Target Funds Semi-Annual Report”). For more information concerning the performance of the Focused Growth and Income Portfolio, please refer to the Focused Growth and Income Portfolio Prospectus, the Focused Growth and Income Portfolio Annual Report and the Focused Growth and Income Portfolio Semi-Annual Report.

Calendar Year Total Returns, as of 12/31 each year for

Class A Shares of the Growth and Income Fund

Best Quarter: 23.68% (4th Quarter 1999)

Worst Quarter: -23.65% (4th Quarter 2008)

Year to Date Return as of June 30, 2009: 2.60%

Growth and Income Fund

Average Annual Total Return

For The Calendar Year Ended December 31, 2008(1)

	1 Year	5 Years	10 Years
Class A Shares—Return Before Taxes	-41.40%	-4.58%	-3.88%
Return After Taxes on Distributions	-41.55%	-4.67%	-4.27%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-26.73%	-3.83%	-3.29%
Class B Shares—Return Before Taxes	-40.69%	-4.50%	-3.82%
Class C Shares—Return Before Taxes(3)	-38.79%	-4.07%	-3.94%
S&P 500® Index(4)	-37.00%	-2.19%	-1.38%

(1)	Includes sales charges.
(2)	When the return after taxes on distributions and sales of Growth and Income Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Growth and Income Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
(3)	Class II shares were redesignated as Class C shares of the Growth and Income Fund on February 23, 2004.
(4)	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. You may not invest directly in the S&P 500® Index, and unlike the Growth and Income Fund, benchmark indices do not incur fees and expenses.

Calendar Year Total Returns, as of 12/31 each year for

Class A Shares of the Balanced Assets Fund

Best Quarter: 15.17% (4th Quarter 1999)

Worst Quarter: -15.15% (4th Quarter 2008)

Year to Date Return as of June 30, 2009: 5.05%

Balanced Assets Fund

Average Annual Total Return

For The Calendar Year Ended December 31, 2008(1)

	1 Year	5 Years	10 Years	Since Inception for Class C Shares
Class A Shares—Return Before Taxes	-31.76%	-3.31%	-2.66%	N/A
Return After Taxes on Distributions	-32.14%	-3.67%	-3.46%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	-20.37%	-2.83%	-2.37%	N/A
Class B Shares—Return Before Taxes	-30.91%	-3.20%	-2.65%	N/A
Class C Shares—Return Before Taxes(3)	-28.80%	-2.82%	N/A	-3.15%
S&P 500® Index(4)(7)	-37.00%	-2.19%	-1.38%	-1.80%
Balanced Assets Blended Benchmark Index(5)(7)	-22.06%	0.71%	1.69%	1.42%
Barclays Capital U.S. Aggregate Index(6)(7)	5.24%	4.65%	5.63%	5.60%

(1)	Includes sales charges.
(2)	When the return after taxes on distributions and sales of Balanced Assets Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Balanced Assets Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
(3)	Inception Date: Class C 02/02/99. Class II shares were redesignated as Class C shares of the Balanced Assets Fund on February 23, 2004.
(4)	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
(5)	The Balanced Assets Blended Benchmark Index is comprised of the S&P 500® Index (60%) and Barclays Capital U.S. Aggregate Index (40%). This index is calculated by the investment adviser.

(6)	The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(7)

You may not invest directly in the S&P 500® Index, the Balanced Assets Blended Benchmark Index or Barclays Capital U.S. Aggregate Index and, unlike the Balanced Assets Fund, benchmark indices do not incur fees and expenses.

Calendar Year Total Returns, as of 12/31 each year for

Class A Shares of the Focused Growth and Income Portfolio

Best Quarter: 45.85% (4th Quarter 1999)

Worst Quarter: -23.14% (4th Quarter 2008)

Year to Date Return as of June 30, 2009: -0.09%

Focused Growth and Income Portfolio

Average Annual Total Return

For The Calendar Year Ended December 31, 2008(1)

	1 Year	5 Years	10 Years
Class A Shares—Return Before Taxes	-44.23%	-5.10%	-0.76%
Return After Taxes on Distributions	-44.23%	-5.73%	-1.31%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-28.75%	-4.14%	-0.66%
Class B Shares—Return Before Taxes	-43.53%	-4.92%	-0.69%
Class C Shares—Return Before Taxes	-41.79%	-4.59%	-0.83%
S&P 500® Index(3)	-37.00%	-2.19%	-1.38%

(1)	Includes sales charges.
(2)	When the return after taxes on distributions and sales of Focused Growth and Income Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Focused Growth and Income Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
(3)	The S&P 500® Index is the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. You may not invest directly in the S&P 500® Index, and unlike the Focused Growth and Income Portfolio, benchmark indices do not incur fees and expenses.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above tables. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares of each of the Funds; after-tax returns for other classes of shares will vary.

Because the Combined Fund will most closely resemble the Focused Growth and Income Portfolio, the Focused Growth and Income Portfolio will be the accounting survivor of each Reorganization. The Combined Fund will also maintain the performance history of the Focused Growth and Income Portfolio at the closing of each Reorganization.

Management of the Funds

Target Funds. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, serves as the investment adviser to each Target Fund. SAAMCo provides various administrative services and supervises the daily business of each Target Fund, and receives a management fee as compensation for its services. SAAMCo is a wholly owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

In addition, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to certain series of the Trust with unaffiliated subadvisers approved by the Board of Trustees without obtaining shareholder approval; however, the Target Funds are not presently eligible to rely on the exemptive order. Shareholder approval is required to employ new unaffiliated subadvisers for each of the Target Funds and to change the terms of agreements with unaffiliated subadvisers.

Steven Neimeth, Senior Vice President at SAAMCo, is the portfolio manager of the Growth and Income Fund and is primarily responsible for the day-to-day management of the Growth and Income Fund. He is also a co-portfolio manager of the Balanced Assets Fund and shares responsibility for the day-to-day management of the equity portion of the Balanced Assets Fund. Mr. Neimeth co-heads the SAAMCo Large-Cap Equity Team. Mr. Neimeth has over 12 years of experience in the investment industry, focusing the past seven years on the large-cap value segment of the market. Prior to joining SAAMCo in April 2004, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund, and between 1997 and 2002, he was a portfolio manager and research analyst at Bear Stearns Asset Management. Mr. Neimeth holds a BA from Hobart & William Smith Colleges and an MBA from the Johnson School of Management at Cornell University.

John Massey, Senior Vice President at SAAMCo, is a co-portfolio manager of the Balanced Assets Fund and shares responsibility for the day-to-day management of the equity portion of the Balanced Assets Fund. Mr. Massey co-heads the SAAMCo Large-Cap Equity Team. Prior to joining SAAMCo in February 2006, Mr. Massey was an Associate Director and member of the Large-Cap Growth Team at Bear Stearns Asset Management from 2001 to 2005. From 1998 to 2001 Mr. Massey was an Investment Officer and a senior analyst covering the healthcare industry with Standard and Poor’s Corporation. Prior to that, he held project finance and merchant banking positions at Marubeni America Corp. Mr. Massey received a BA in Economics from University of Southern California.

As noted below, Messrs. Neimeth and Massey will managed the Combined Fund following the Reorganizations.

The Target Funds SAI provides additional information about the compensation of each Target Fund’s portfolio manager(s), other accounts managed by such managers and such managers’ ownership of securities in each Target Fund and other funds managed by SAAMCo.

Focused Growth and Income Portfolio. SAAMCo serves as the investment adviser to the Focused Growth and Income Portfolio. SAAMCo provides various administrative services and supervises the daily business of the Focused Growth and Income Portfolio, and receives a management fee as compensation for its services. In addition, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Fund or other series of the Corporation with unaffiliated subadvisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board of Directors but without shareholder approval, to employ new unaffiliated subadvisers for the Fund, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Fund have the right to terminate an agreement with subadvisers for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any subadviser changes. The termination and subsequent replacement of a subadviser can increase transaction costs and portfolio turnover rates, which may result in distributions of short-term capital gains and other tax consequences to shareholders. The Focused Growth and Income Portfolio is subadvised by BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NJ 08536, which is responsible for investment decisions for the Focused Growth and Income Portfolio. BlackRock is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock is a registered investment adviser and a commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $1.31 trillion in investment company and other portfolio assets under management as of December 31, 2008.

Investment decisions for the Focused Growth and Income Portfolio are made by a team led by Robert C. Doll, Jr., Vice Chairman and Director, Global Chief Investment Officer for Equities, and Lead Portfolio Manager at BlackRock. Another member of the team is Daniel Hanson, CFA, Director at BlackRock.

Mr. Doll is the lead portfolio manager for the Focused Growth and Income Portfolio’s assets subadvised by BlackRock and is primarily responsible for the day-to-day management for the allocated assets and the selection of investments. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was President and Chief Investment Officer of Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”), from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, Mr. Doll was Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President threreof from 1991 to 1999. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Mr. Hanson joined BlackRock in 2006 following the merger with MLIM. He has been a member of the Large-Cap Series team responsible for fundamental analysis since he joined MLIM in 2003. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.

The Focused Growth and Income Portfolio SAI provides additional information about the compensation of the Focused Growth and Income Portfolio’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Focused Growth and Income Portfolio and other funds managed by SAAMCo.

Combined Fund. As discussed below under “Investment Advisory and Management Agreements,” following the Reorganization, SAAMCo will serve as investment adviser to the Combined Fund, however, BlackRock will not continue to serve as the subadviser of the Combined Fund. The Combined Fund will not have a subadviser. Messrs. Massey and Neimeth will be the portfolio managers of the Combined Fund and share primary responsibility for the day-to-day management of the Combined Fund following the Reorganizations. The exemptive order discussed above will continue to apply to the Combined Fund following the completion of each Reorganization. As a result, shareholder approval would not be required to employ a subadviser for the Combined Fund, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreements

Target Funds. SAAMCo is each Target Fund’s investment adviser and manages each Fund’s investments and its business operations subject to the oversight of the Board of Trustees. Pursuant to an Investment Advisory and Management Agreement between the Trust, on behalf of each Target Fund and each other series of the Trust, and SAAMCo (the “Equity Funds Management Agreement”), SAAMCo provides various administrative services and supervises the daily business of each Target Fund. Pursuant to the Equity Funds Management Agreement, SAAMCo receives for its services to the relevant Target Fund monthly compensation at the annual rate of 0.75% of the average daily net assets of the Target Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Equity Funds Management Agreement is available in the Target Funds Annual Report.

Focused Growth and Income Portfolio. SAAMCo is the Focused Growth and Income Portfolio’s investment adviser and manages the Fund’s investments and its business operations subject to the oversight of the Board of Directors. Pursuant to an Investment Advisory and Management Agreement between the Corporation, on behalf of the Focused Growth and Income Portfolio and each other series of the Corporation, and SAAMCo (the “Focused Management Agreement”), SAAMCo provides various administrative services and supervises the daily business of the Focused Growth and Income Portfolio. Pursuant to the Focused Management Agreement, SAAMCo currently receives for its services to the Focused Growth and Income Portfolio monthly compensation at the annual rate of 1.00% of the average daily net assets of the Focused Growth and Income Portfolio; however, in connection with the Reorganizations and in light of the fact that the Combined Fund will not be subadvised, SAAMCo has proposed to reduce the contractual advisory fee to 0.75% of the Focused Growth and Income Portfolio’s average daily net assets effective upon the closing date of the Reorganizations. SAAMCo has contractually agreed to waive fees and/or reimburse expenses for the Focused Growth and Income Portfolio in the amounts as described in the footnotes to the Fee Tables above. SAAMCo also may voluntarily waive or reimburse additional amounts to increase the investment return to the Focused Growth and Income Portfolio’s investors. Further, any waivers or reimbursements made by SAAMCo with respect to the Focused Growth and Income Portfolio are subject to recoupment from the Focused Growth and Income Portfolio within the following two years, provided that the Fund is able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations. The proposed reduction in the management fee will increase the likelihood that SAAMCo will be able to recoup amounts that were previously waived and/or reimbursed, and SAAMCo anticipates being able to recoup such amounts, since the gross expense ratio of the Focused Growth and Income Portfolio will be lower as a result of the lower management fee. The potential reimbursements by the Focused Growth and Income Portfolio are accounted for as possible contingent liabilities that are not recordable on the balance sheet of the Focused Growth and Income Portfolio until collection is probable, but appear as footnote disclosure to the Fund’s financial statements. At such time as it appears probable that the Focused Growth and Income Portfolio is able to effect such reimbursement and that SAAMCo intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

A discussion regarding the basis for the Board of Directors’ approval of the Focused Management Agreement is available in the Focused Growth and Income Portfolio Annual Report.

Combined Fund. If the shareholders of each Target Fund approve the Reorganization relating to their Fund, the Combined Fund will be managed by SAAMCo pursuant to the Management Agreement with respect to the Focused Growth and Income Portfolio, as described above. It should be noted that the services provided to each Fund under its Management Agreement are identical.

Subadvisory Agreements

Target Funds. Neither of the Target Funds currently has a subadviser.

Focused Growth and Income Portfolio. BlackRock acts as the subadviser to the Focused Growth and Income Portfolio. The exemptive order discussed above also permits the Focused Growth and Income Portfolio to disclose BlackRock’s fees only in the aggregate for the Fund. For the fiscal year ended October 31, 2008, the Focused Growth and Income Portfolio paid SAAMCo an annual fee equal to 1.00% of the average daily net assets of the Fund; however, in connection with the Reorganizations and in light of the fact that the Combined Fund will not be subadvised, SAAMCo has proposed to reduce the contractual advisory fee to 0.75% of the Fund’s average daily net assets effective upon the closing date of the Reorganizations. Following the proposed reduction in management fee, SAAMCo will likely be able to recoup previously waived/reimbursed fees or expenses of the Focused Growth and Income Portfolio, as described above. See “Investment Advisory and Management Agreements” above.

Combined Fund. If the shareholders of each Target Fund approve the Reorganization relating to their Fund, as stated above, the Combined Fund will not be subadvised by BlackRock or any other subadviser. SAAMCO will make investment decisions for the Combined Fund.

Service Agreements

SunAmerica Fund Services, Inc. serves as each Fund’s servicing agent (the “Servicing Agent”) pursuant to service agreements (each, a “Service Agreement”) entered into between the Trust or Corporation, as applicable, on behalf of the relevant Fund, and the Servicing Agent. Under the terms of each Service Agreement, the Servicing Agent, an indirect wholly owned subsidiary of AIG, assists the Fund’s transfer agent in providing certain shareholder services. The Servicing Agent is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

Pursuant to each Service Agreement, as compensation for services rendered, the Servicing Agent receives a fee from the Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of Class A, Class B, Class C and Class I shares of the Fund.

The Service Agreements with respect to the Funds and the services provided to each Fund under the relevant Service Agreement are substantially similar.

Combined Fund. The Service Agreement with respect to the Focused Growth and Income Portfolio will remain in place with respect to the Combined Fund following the Reorganizations.

Other Service Providers

State Street Bank and Trust Co. (“State Street”), located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and as transfer agent for each Fund and in those capacities maintains certain financial and accounting books and records pursuant to separate agreements with the Trust or the Corporation, as the case may be, on behalf of the relevant Fund. Transfer agent functions are performed for State Street by Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. PricewaterhouseCoopers LLP, located at 1201 Louisiana, Suite 2900, Houston, TX 77002-5678, serves as the Focused Growth and Income Portfolio’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Focused Growth and Income Portfolio. PricewaterhouseCoopers LLP also serves as each Target Fund’s independent registered public accounting firm and in that capacity examines the annual financial statements of each Target Fund. For the financial statement periods after September 30, 2002 and up to and including September 30, 2007 for each Target Fund, Ernst & Young LLP, located at 1401 McKinney, Houston, Texas 77010, served as the independent registered public accounting firm. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Fund.

Combined Fund. Following the Reorganizations, the Focused Growth and Income Portfolio’s current service providers will service the Combined Fund. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Combined Fund or its shareholders.

Distribution and Service Fees

Each of the Trust and the Corporation, on behalf of each class of the relevant Fund, has entered into a distribution agreement (“Distribution Agreement”) with SunAmerica Capital Services, Inc. (the “Distributor”), a

registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of the Fund. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. Each Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. Each Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports with respect to the Fund, for distribution to persons who are not shareholders of such Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see “Distribution Plans” below).

The Distributor serves as the distributor of Class I shares and incurs the expenses of distributing the Class I shares under the Distribution Agreement, none of which expenses are reimbursed or paid by the Trust or the Corporation, as applicable.

Continuance of each Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Board of Trustees or Board of Directors, including a majority of the Independent Trustees/Directors, as applicable. Each of the Trust and the Corporation and the Distributor each has the right to terminate the Distribution Agreement with respect to the relevant Fund on 60 days’ written notice, without penalty. Each Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

Each of the Trust and the Corporation, on behalf of Class I shares of the relevant Fund(s), has entered into a services agreement (the “Class I Services Agreement”) with the Distributor to provide additional services to Class I shareholders. Pursuant to the Class I Services Agreement, as compensation for services rendered, the Distributor receives a fee from the Trust of 0.25% of the average daily net assets of the relevant Fund’s Class I shares.

Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. Pursuant to such rule, each Fund has adopted Distribution Plans for Class A, Class B, and Class C shares (hereinafter referred to as the “Class A Plan,” the “Class B Plan,” and the “Class C Plan” and collectively as the “Distribution Plans”). There is no Distribution Plan in effect for Class I shares. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to “Shareholder Account Information” in each Fund’s Prospectus for certain information with respect to the Distribution Plans.

Under the Class A Plan, the Distributor may receive payments from each Fund at an annual rate of up to 0.10% of average daily net assets of each Fund’s Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class C Plans, the Distributor may receive payments from each Fund at the annual rate of up to 0.75% of the average daily net assets of each Fund’s Class B or Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers.

The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in each Fund by its customers.

It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor’s distribution costs as described above.

Combined Fund. Following the Reorganizations, the Combined Fund will be subject to the Focused Growth and Income Portfolio Distribution Plans, as described above, for its share classes. In addition, the Combined Fund will be subject to the Focused Growth and Income Portfolio Distribution Agreement. It should be noted that the services provided to each Fund under their respective Distribution Agreement are identical.

Dividends and Distributions

The policies with respect to payment of dividends and capital gains distributions of each Target Fund and the Focused Growth and Income Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Focused Growth and Income Portfolio Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Target Funds Prospectus for the specific policies with respect to payment of dividends and capital gains distributions under the heading “Shareholder Account Information.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of each Target Fund and the Focused Growth and Income Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Focused Growth and Income Portfolio Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Target Funds Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares under the heading “Shareholder Account Information.” In addition to the policies described therein, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary—Fees and Expenses” above. Class I shares are only being offered in connection with the Reorganizations. The Focused Growth and Income Portfolio will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions in Class I shares from investors who receive Class I shares of the Focused Growth and Income Portfolio in connection with the Reorganizations.

Market Timing Trading Policies and Procedures

The market timing trading policies and procedures of each Target Fund and the Focused Growth and Income Portfolio are identical, and such policies and procedures will remain in place for the Combined Fund. Shareholders should refer to the Focused Growth and Income Portfolio Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Target Funds Prospectus for the specific market timing trading policies and procedures under the heading “Shareholder Account Information—Market Timing Trading Policies and Procedures.”

FINANCIAL HIGHLIGHTS

Financial highlights tables for the existing share classes of the Focused Growth and Income Portfolio may be found in the Focused Growth and Income Portfolio Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

INFORMATION ABOUT THE REORGANIZATIONS

General

Under each Reorganization Agreement, the relevant Target Fund will transfer its assets to the Focused Growth and Income Portfolio in exchange for the assumption by the Focused Growth and Income Portfolio of the

Target Fund’s liabilities and Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio. For more details about the Reorganization Agreements, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Focused Growth and Income Portfolio issued to each Target Fund will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Fund’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Fund of the shares of the Focused Growth and Income Portfolio, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix A), the Target Fund will be terminated as a series of the Trust under applicable state law.

The distribution of Focused Growth and Income Portfolio shares to each Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Focused Growth and Income Portfolio in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Focused Growth and Income Portfolio. Such newly-opened accounts on the books of the Focused Growth and Income Portfolio will represent the respective pro rata number of shares of the same class of the Focused Growth and Income Portfolio that the relevant Target Fund receives under the terms of its Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

Accordingly, as a result of a Reorganization, the relevant Target Fund shareholders will own the same class of shares of the Focused Growth and Income Portfolio having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Target Fund shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Fund’s NAV. However, as a result of a Reorganization, a shareholder of the relevant Target Fund or the Focused Growth and Income Portfolio will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.

No sales charge or fee of any kind will be assessed to the relevant Target Fund shareholders in connection with their receipt of shares of the Focused Growth and Income Portfolio in the Reorganization relating to their Fund, although shareholders who receive Class B and Class C shares in the Reorganization (and Class A shares subject to the CDSC for purchases of $1,000,000 or more) will continue to be subject to a contingent deferred sales change (“CDSC”) if they sell such shares after the Reorganization but before the applicable holding period expires. The holding period with respect to any CDSC applicable to shares of the Focused Growth and Income Portfolio acquired in a Reorganization will be measured from the earlier of the time (i) the shares were purchased from the relevant Target Fund or (ii) shares were purchased from any other funds distributed by the Distributor and subsequently were exchanged for shares of the Target Fund. Redemptions made after a Reorganization may be subject to CDSCs, as described in the Focused Growth and Income Portfolio Prospectus.

Terms of the Reorganization Agreements

Pursuant to each Reorganization Agreement, the Focused Growth and Income Portfolio will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of the Target Fund’s liabilities and shares of the Focused Growth and Income Portfolio.

On the Closing Date, the relevant Target Fund will transfer to the Focused Growth and Income Portfolio its assets in exchange solely for Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio that are equal in value to the value of the net assets of the Target Fund transferred to the Focused Growth and Income Portfolio as of the Closing Date, as determined in accordance with the Focused Growth and Income Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the Focused Growth and Income Portfolio of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

Each Target Fund expects to distribute the shares of the Focused Growth and Income Portfolio to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the relevant Target Fund will be terminated as a series of the Trust under Massachusetts law.

Each of the Growth and Income Fund and the Balanced Assets Fund and the Focused Growth and Income Portfolio have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Target Fund’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Corporation of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Target Fund.

The Board of Trustees unanimously recommends that you vote to approve the Reorganization relating to your Fund, as it believes the Reorganization is in the best interests of the Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Fund will not be diluted as a result of consummation of the proposed Reorganization.

Reasons for the Reorganizations

The Board of Trustees evaluated each Reorganization independently of the other Reorganization and approved each Reorganization separately. The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:

•

The investment objective of the relevant Target Fund and the Focused Growth and Income Portfolio are similar and certain investment strategies and techniques are compatible; however, certain investment strategies and techniques are different. See “Summary—Investment Objectives and Principal Investment Strategies.”

Through the Reorganization involving the Growth and Income Fund, shareholders of the Growth and Income Fund will be invested in a Combined Fund with a similar objective and compatible investment strategies and techniques; however, shareholders of the Growth and Income Fund will be invested in a fund that uses a focused strategy. As a result, the growth and value oriented philosophy and risk/return profile of the Combined Fund will remain comparable to those of the shareholders’ current investment, although shareholders of the Growth and Income Fund will be subject to the risks associated with an investment in a Fund that uses a focused strategy.

Through the Reorganization involving the Balanced Assets Fund, shareholders of the Balanced Assets Fund will be invested in a Combined Fund with a similar objective and compatible investment strategies and techniques; however, shareholders of the Balanced Assets Fund will be invested in a fund that partly subscribes to a value oriented philosophy, uses a focused strategy and does not use an asset allocation strategy. As a result, the growth oriented philosophy and risk/return profile of the Combined Fund will remain comparable to those of the shareholders’ current investment, although shareholders of the Balanced Assets Fund will no longer benefit from the potential return of a Fund that uses an asset allocation strategy, and will be subject to the risks associated with an investment in a Fund that partly subscribes to a value oriented philosophy and uses a focused strategy.

•	The possibility that the Combined Fund may achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base. This potential benefit will largely depend on the growth of the Combined Fund and may not be achieved solely as a result of the Reorganizations.

•

The expectation that the Combined Fund will have (i) projected gross operating expenses below those of each Target Fund prior to the applicable Reorganization, before taking into account any contractual or voluntary fee waivers or expense reimbursement arrangements, and (ii) projected net operating expenses below those of each Target Fund prior to the applicable Reorganization, except in the case of Class I shares of the Growth and Income Fund, after taking into account contractual fee waivers and expense reimbursement arrangements and the reduction in the Focused Growth and Income Portfolio’s advisory fee.

Shareholders of each class of each Target Fund are expected to experience lower gross operating expenses in the Combined Fund than they had in the Target Fund prior to the applicable Reorganization, before taking into account any contractual or voluntary fee waivers or expense reimbursement arrangements. Shareholders of each class of each Target Fund are expected to experience lower net operating expenses in the Combined Fund than they had in the Target Fund prior to the applicable Reorganization, after taking into account the Focused Growth and Income Portfolio’s contractual fee waivers or expense reimbursement arrangements and reduction in the Focused Growth and Income Portfolio’s advisory fee, except in the case of Class I shares of the Growth and Income Fund where net operating expenses for Class I shares of the Combined Fund are expected to be the same as net operating expenses for Class I shares of the Growth and Income Fund. See “Summary—Fees and Expenses.” While the Focused Growth and Income Portfolio’s contractual waivers and expense reimbursements are contractually required by agreement with the Board of the Corporation, there is no guarantee that these waivers/reimbursements will not be terminated by the Board at some point in the future.

•	The personnel of SAAMCo who will manage the Combined Fund. The Trustees considered that SAAMCo will continue to serve as the investment adviser of the Combined Fund after the Reorganizations.

The Trustees noted that the proposed co-portfolio managers of the Combined Fund currently manage one or both of the Target Funds.

•

The relative performance histories of each of the Target Funds and the Focused Growth and Income Portfolio and the fact that each Target Fund has generally had better performance history compared with the Focused Growth and Income Portfolio. However, the Board noted that the current portfolio managers of the Focused Growth and Income Portfolio would not be managing the Combined Fund, and that the co-portfolio managers of the Balanced Assets Fund, one of which is also the portfolio manager of the Growth and Income Fund, would be the co-portfolio managers of the equity portion of the Combined Fund following the Reorganizations.

While not predictive of future results, the Board of Trustees reviewed the relative performance of each of the Target Funds and the Focused Growth and Income Portfolio over different time periods compared with each other and to the relative benchmarks applicable to each Fund. The Board also considered the individual performance of Steven Neimeth in the context of his management of the Growth and Income Fund and of a portion of the Balanced Assets Fund and the individual performance of John Massey in the context of his management of a portion of the Balanced Assets Fund. The Focused Growth and Income Portfolio will be the accounting survivor of each Reorganization. The Combined Fund will also maintain the performance history of the Focused Growth and Income Portfolio at the closing of each Reorganization.

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

Each Reorganization contemplates a tax-free transfer of the assets of the relevant Target Fund in exchange for the assumption of the Target Fund’s liabilities and shares of the Focused Growth and Income Portfolio. Shareholders will receive Focused Growth and Income Portfolio shares equivalent to the aggregate net asset value of their Target Fund shares and will pay no federal income tax on the transaction.

•

The costs associated with each Reorganization will be borne solely by SAAMCo or its affiliates and will not be borne by shareholders (except that shareholders will pay any brokerage or trading expenses of securities sold prior to and immediately following the applicable Reorganization).

Shareholders will not bear the costs associated with the Reorganization relating to their Fund, including proxy solicitation expenses. Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by SAAMCo or its affiliates. Shareholders will not have to pay any sales charge on the Focused Growth and Income Portfolio shares received in the Reorganization relating to their Fund. For purposes of determining the application of any CDSC after the Reorganization, the holding period for their Target Fund shares will carry over to the Focused Growth and Income Portfolio shares they receive in the Reorganization. Each Reorganization is expected to cause portfolio turnover and transaction expenses from the sale of securities prior to and immediately following the closing of the Reorganization, which will be incurred by the relevant Target Fund and the Combined Fund, respectively, and borne by each Fund’s shareholders; however, these costs are not expected to have a material impact on the Funds.

For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of each Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that the Trust, on behalf of the relevant Target Fund, and the Corporation, on behalf of the Focused Growth and Income Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Focused Growth and Income Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Focused Growth and Income Portfolio upon the transfer of substantially all of the assets of the Target Fund to the Focused Growth and Income Portfolio solely in exchange for the shares of the Focused Growth and Income Portfolio and the assumption by the Focused Growth and Income Portfolio of certain liabilities of the Target Fund, or upon the distribution of the shares of the Focused Growth and Income Portfolio by the Target Fund to its shareholders in the subsequent liquidation of the Target Fund.

•

No gain or loss will be recognized by a shareholder of the Target Fund who exchanges all of his, her or its shares of the Target Fund solely for the shares of the Focused Growth and Income Portfolio pursuant to the Reorganization.

•

The tax basis of the shares of the Focused Growth and Income Portfolio received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Focused Growth and Income Portfolio received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•

The Focused Growth and Income Portfolio’s tax basis in assets of the Target Fund received by the Focused Growth and Income Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization, and the Focused Growth and Income Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Focused Growth and Income Portfolio and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund, the Focused Growth and Income Portfolio, or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization. An opinion of counsel is not binding on the IRS or any court.

The Focused Growth and Income Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.

Prior to the Closing Date, each Target Fund will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

While the proposed portfolio management team of the Combined Fund does not anticipate requesting the disposition of a portion of the Growth and Income Fund’s portfolio holdings before the closing of the applicable Reorganization, it does anticipate disposing of a portion (approximately 5% as of April 30, 2009) of the Growth and Income Fund’s portfolio holdings following the closing of the applicable Reorganization. The proposed portfolio management team anticipates requesting the disposition of a portion (approximately 40% as of April 30, 2009) of the Balanced Assets Fund’s portfolio holdings before the closing of the applicable Reorganization and a portion (approximately 1% as of April 30, 2009) of the Balanced Assets Fund’s portfolio holdings following the closing of the applicable Reorganization. The extent of these sales is primarily due to the limits on the number of securities that the Focused Growth and Income Portfolio is able to hold pursuant to its focused strategy. The proposed portfolio management team also anticipates disposing of a substantial portion (approximately 66% as of April 30, 2009) of the Focused Growth and Income Portfolio’s holdings after the closing of the Reorganizations, since it will be assuming management of such Fund. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Growth and Income Fund’s, the Balanced Assets Fund’s or the Focused Growth and Income Portfolio’s basis in such securities. Any capital gains recognized in these sales on a net basis prior to the closing of the applicable Reorganization will be distributed, if required, to the shareholders of the Growth and Income Fund or the Balanced Assets Fund, as the case may be, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in these sales on a net basis following the closing of the applicable Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The Focused Growth and Income Portfolio has approximately $102 million of capital loss carryforwards subject to the potential limitations discussed below. Based on the net capital loss positions of each of the Growth and Income Fund, the Balanced Assets Fund and the Focused Growth and Income Portfolio as of April 30, 2009, including any available capital loss carryforwards, it is not expected that the anticipated sales of portfolio holdings post-Reorganization will result in any capital gains to be distributed to shareholders by the Combined Fund. In addition, the Balanced Assets Fund has approximately $67 million of capital loss carryforwards subject to the potential limitations discussed below. Based on the net capital loss positions of the Balanced Assets Fund as of April 30, 2009, including any available capital loss carryforwards, it is not expected that the anticipated sales of portfolio holdings pre-Reorganization will result in any capital gains to be distributed to shareholders of the Balanced Assets Fund. While it is not expected that the anticipated sales of portfolio holdings pre- and post-Reorganization, as described above, will result in any capital gains, the amount of capital gains realized will depend on, among other things, changes in portfolio composition and market conditions at the time of the sales.

The Focused Growth and Income Portfolio will succeed to the capital loss carryforwards, if any, of each Target Fund, which will be subject to the limitations described below. Each of the Funds have capital loss carryforwards that, in the absence of the applicable Reorganization, would generally be available to offset their respective capital gains. As a result of each Reorganization, however, each Target Fund is expected to, and the Focused Growth and Income Portfolio may, undergo an “ownership change” for tax purposes, and accordingly, its capital loss carryforwards and certain built-in losses, if any, will be subject to the loss limitation rules of the Code. The Code limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally, the product of the net asset value of the entity undergoing the ownership change and a rate established by the IRS). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to an overall eight-year capital loss carryforward limit, as measured from the date of recognition.

In addition, for five years beginning after the Closing Date of each Reorganization, the Combined Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to one Fund with capital loss carryforwards and certain built-in losses attributable to another Fund. The Focused Growth and Income Portfolio had capital loss carryforwards as of its last fiscal year end October 31, 2008, of approximately $102,242,251. The Growth and Income Fund had capital loss carryforwards as of its last fiscal year end September 30, 2008, of $31,657,902. The Balanced Assets Fund had capital loss carryforwards as of its last fiscal year end September 30, 2008, of $66,959,266.

Shareholders of each Target Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by the Distributor at any time prior to the closing of the Reorganization relating to their Fund. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganizations

SAAMCo or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. SAAMCo has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization and post-Reorganization portfolio repositioning will be approximately $0 and $94,724, respectively.

Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund’s Board, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; proxy solicitation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. The total expenses incurred in connection with the Reorganizations are estimated to be approximately $225,554. None of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganizations.

All other expenses of each of the parties shall be paid by the applicable party.

Continuation of Shareholder Accounts and Plans; Share Certificates

If a Reorganization is approved, the Focused Growth and Income Portfolio will establish an account for the relevant Target Fund shareholders containing the appropriate number of shares of the Focused Growth and Income Portfolio. Shareholders of a Target Fund who are accumulating Target Fund shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Target Fund shares will retain the same rights and privileges after the Reorganization relating to their Fund in connection with the shares of the Focused Growth and Income Portfolio received in the Reorganization through similar plans maintained by the Focused Growth and Income Portfolio.

It will not be necessary for shareholders of each Target Fund to whom certificates have been issued to surrender their certificates. Upon the termination of each Target Fund, such certificates will become null and void. Generally, no certificates for the Focused Growth and Income Portfolio will be issued.

Legal Matters

Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of the Focused Growth and Income Portfolio will be passed on by Willkie Farr & Gallagher LLP, counsel to the Corporation and the Trust, Venable LLP, special counsel to the Corporation and Bingham McCutchen LLP, special counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of April 30, 2009: (i) the unaudited capitalization of the Growth and Income Fund; (ii) the unaudited capitalization of the Balanced Assets Fund; (iii) the unaudited capitalization of the Focused Growth and Income Portfolio; and (iv) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Growth and Income Fund
Class A	$31,708,138	$8.87	3,576,413
Class B	4,966,936	8.34	595,745
Class C	9,528,494	8.31	1,147,144
Class I	163,208	8.90	18,331

Total	46,366,776		5,337,633

Balanced Assets Fund
Class A	$66,869,794	$10.76	6,212,825
Class B	6,110,778	10.74	568,888
Class C	7,038,686	10.76	654,278
Class I	419,306	10.77	38,921

Total	80,438,564		7,474,912

Focused Growth and Income Portfolio
Class A	$67,128,416	$10.24	6,556,921
Class B	18,286,229	9.42	1,941,379
Class C	37,835,948	9.42	4,018,058

Total	$123,250,593		12,516,358

Pro Forma Adjustments (assuming the Reorganization of only the Growth and Income Fund into the Focused Growth and Income Portfolio)
Class A	$(3,412)A		(480,248)B
Class B	(534)A		(68,526)B
Class C	(1,025)A		(135,735)B
Class I	(18)A		(2,394)B

Total	$(4,989)		(686,903)

Pro Forma Combined Fund (assuming the Reorganization of only the Growth and Income Fund into the Focused Growth and Income Portfolio)
Class A	$98,833,142	$10.24	9,653,086
Class B	23,252,631	9.42	2,468,598
Class C	47,363,417	9.42	5,029,467
Class I	163,190	10.24	15,937

Total	$169,612,380		17,167,088

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Pro Forma Adjustments (assuming the Reorganization of only the Balanced Assets Fund into the Focused Growth and Income Portfolio)
Class A	$(4,261)A		317,012B
Class B	(389)A		79,773B
Class C	(449)A		92,881B
Class I	(27)A		2,024B

Total	$(5,126)		491,690

Pro Forma Combined Fund (assuming the Reorganization of only the Balanced Assets Fund into the Focused Growth and Income Portfolio)
Class A	$133,993,949	$10.24	13,086,758
Class B	24,396,618	9.42	2,590,040
Class C	44,874,185	9.42	4,765,217
Class I	419,279	10.24	40,945

Total	$203,684,031		20,482,960

Pro Forma Adjustments (assuming the Reorganization of each of the Growth and Income Fund and the Balanced Assets Fund into the Focused Growth and Income Portfolio)
Class A	$(7,673)A		(163,236)B
Class B	(923)A		11,247B
Class C	(1,474)A		(42,854)B
Class I	(45)A		(370)B

Total	$(10,115)		(195,213)

Pro Forma Combined Fund (assuming the Reorganization of each of the Growth and Income Fund and the Balanced Assets Fund into the Focused Growth and Income Portfolio)
Class A	$165,698,675	$10.24	16,182,923
Class B	29,363,020	9.42	3,117,259
Class C	54,401,654	9.42	5,776,626
Class I	582,469	10.24	56,882

Total	$250,045,818		25,133,690

A	To adjust for the remaining balances of any prepaid expenses of the Growth and Income Fund and the Balanced Assets Fund to be expensed prior to the applicable Reorganization.
B	To adjust for a tax-free exchange of Growth and Income Fund and Balanced Assets Fund shares for shares of the Focused Growth and Income Portfolio.

Shareholder Information

As of August 31, 2009, there were 5,033,291 shares of the Growth and Income Fund outstanding and there were 7,191,192 shares of the Balanced Assets Fund outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each Target Fund. As of August 31, 2009, no person was known by either Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
Growth and Income Fund

VALIC RETIREMENT SERVICES COMPANY FBO STATE OF RI & PROVIDENCE 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	37.98%	0.12%	0.02%

VALIC RETIREMENT SERVICES COMPANY FBO KEN-CREST SERVICES 403B 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	17.89%	0.06%	0.01%

VALIC RETIREMENT SERVICES COMPANY FBO ASHTABULA CLINIC PROFIT SHARING PLAN 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	13.22%	0.04%	0.01%

VALIC RETIREMENT SERVICES COMPANY FBO VILLAGE FIRE DEPARTMENT 457 DEFERRED COMPENSATION PLAN 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	11.93%	0.04%	0.01%

VALIC RETIREMENT SERVICES COMPANY FBO CRAVEN REGIONAL MEDICAL CENTER TAX SAVINGS 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	6.83%	0.02%	0.00%

Balanced Assets Fund

TON GRANIMS TTEE PARAGON ELECTRIC OF VERO INC 9120 16TH PL VERO BEACH FL 32966-7503	B	7.24%	0.52%	0.17%

ST LUKE’S FOUNDATION TTEE CHARLES A BARROW CHARITABLE REMAINDER TRUST U/A DTD 7-3-92 C/O GIFT ADMIN SERVICES INC 2929 N CENTRAL AVE STE 1550 PHOENIX AZ 85012-2725	C	7.38%	0.62%	0.20%

Name & Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
VALIC RETIREMENT SERVICES COMPANY FBO STATE OF RI & PROVIDENCE PLANTATION 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	46.91%	0.26%	0.08%

VALIC RETIREMENT SERVICES COMPANY FBO ASHTABULA CLINIC PROFIT SHARING PLAN 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	29.99%	0.16%	0.05%

VALIC RETIREMENT SERVICES COMPANY FBO KEN-CREST SERVICES 403B 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	11.25%	0.06%	0.02%

VALIC RETIREMENT SERVICES COMPANY FBO CRAVEN REGIONAL MEDICAL CENTER TAX SAVINGS 2929 ALLEN PKWY # A6-20 HOUSTON TX 77019-2155	I	10.13%	0.06%	0.02%

As of August 31, 2009, there were 11,396,637 shares of the Focused Growth and Income Portfolio outstanding. As of such date, the Directors and officers of the Corporation as a group owned less than 1% of the shares of the Focused Growth and Income Portfolio. As of August 31, 2009, no person was known by the Focused Growth and Income Portfolio to own beneficially or of record 5% or more of any class of shares of the Focused Growth and Income Portfolio except as follows:

Name & Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
SUNAMERICA FOCUSED BALANCED STRATEGY FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-2118	A	21.99%	12.42%	5.95%

SUNAMERICA FOCUSED EQUITY STRATEGY FUND ATTN GREG KINGSTON 2929 ALLEN PKWY # A8-10 HOUSTON TX 77019-2118	A	12.06%	6.81%	3.26%

CITIGROUP GLOBAL MARKET INC HOUSE ACCT 00109801250 ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	B	8.18%	1.16%	0.56%

Name & Address	Class; Type of Ownership	% of Class	% of Fund	% of Combined Fund Post-Closing
MERRILL LYNCH, PIERCE, FENNER & SMITH, INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: SERVICE TEAM SEC # 97SH1 4800 DEER LAKE DRIVE EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	C	11.53%	3.39%	1.62%

CITIGROUP GLOBAL MARKET INC HOUSE ACCT 00109801250 ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	C	9.54%	2.81%	1.35%

Shareholder Rights and Obligations

Each Target Fund is a series of the Trust, an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on June 18, 1996. On November 20, 1997, the Trustees approved the designation of Class C shares of each of the Target Funds. The offering of Class C shares of the Growth and Income Fund commenced on February 2, 1998. The offering of Class Z shares of the Growth and Income Fund commenced on April 15, 1998. The Trustees authorized, to commence offerings on November 16, 2001, Class I shares for each Target Fund. On January 15, 2004, the Trustees approved the redesignated Class II shares as Class C shares for each of the Funds, effective on February 23, 2004.

The number of shares of beneficial interest (par value $0.01 per share) authorized under the Trust’s Declaration of Trust is unlimited. Each Target Fund is divided into four classes of shares, designated as Class A, Class B, Class C and Class I.

The Focused Growth and Income Portfolio is a series of the Corporation, an open-end management investment company organized as a corporation under the laws of the State of Maryland on July 3, 1996. Class A, Class B and Class C shares of the Focused Growth and Income Portfolio commenced offering on October 15, 1997. On December 1, 1998, Class C shares of the Focused Growth and Income Portfolio were redesignated as Class II shares. On April 1, 1999, the name of the Focused Growth and Income Portfolio was changed to its current name; its previous name was the Large-Cap Blend Portfolio. Class X shares of the Focused Growth and Income Portfolio commenced offering on January 30, 2002. On January 15, 2004, the Board of Directors approved the redesignation of Class II shares as Class C shares for the Focused Growth and Income Portfolio, to be effective on February 20, 2004. On August 30, 2005, the Board of Directors approved the liquidation of Class X shares of the Focused Growth and Income Portfolio. The Directors authorized, to commence offering on August 28, 2009, Class I shares for the Focused Growth and Income Portfolio.

The total number of shares of common stock authorized under the Corporation’s Articles of Incorporation is three billion (3,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to three hundred thousand dollars ($300,000). The Focused Growth and Income Portfolio consists of 125,000,000 shares and is divided into five classes of shares, designated as Class A, Class B, Class C, Class I and Class Z. Following the Reorganizations, the Combined Fund will offer Class A, Class B, Class C and Class I. The shares of the Focused Growth and Income Portfolio to be distributed to shareholders of each Target Fund will generally have the same legal characteristics as the shares of the Target Fund with respect to such matters as voting rights, accessibility, and transferability. Each of the Target Funds and the Focused Growth and Income Portfolio will continue indefinitely until terminated.

With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

Unless (i) the Board of Directors has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote) or (ii) otherwise required by applicable law, on any matter submitted to a vote of shareholders of the Focused Growth and Income Portfolio, all shares entitled to vote are voted in the aggregate and not by class. The shares of each Target Fund have identical voting rights.

There are no preemptive rights in connection with shares of either of the Target Funds or the Focused Growth and Income Portfolio. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Focused Growth and Income Portfolio, issued in the connection with the Reorganizations), all shares are fully paid and non-assessable.

In addition, unlike the Target Funds, the Board of Directors of the Corporation, without any action by the shareholders of the Focused Growth and Income Portfolio, may cause the Corporation to redeem at net asset value all or any proportion of the outstanding Class I shares of the Focused Growth and Income Portfolio from a shareholder upon such conditions established by the Board of Directors in its sole discretion for any purpose, including, without limitation, a liquidation of the Class I shares.

Comparison of Maryland Corporations and Massachusetts Trusts

In General

A fund organized as a series of a Massachusetts business trust, such as each Target Fund, is governed by the trust’s declaration of trust or similar instrument; for each Target Fund it is the Trust’s Declaration of Trust (“Trust’s Declaration”). Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides so much flexibility compared to typical state corporate statutes, the Massachusetts business trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, provide.

A fund organized as a series of a Maryland corporation, such as the Focused Growth and Income Portfolio, on the other hand, is governed both by the Maryland General Corporation Law (the “MGCL”) and the Corporation’s charter (“Corporation’s Charter”) and by-laws (“Corporation’s By-Laws”). For a Maryland corporation, unlike a Massachusetts trust, the MGCL prescribes many aspects of corporate governance.

Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not afforded the limitation of personal liability generally afforded to shareholders of a corporation from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Trust’s Declaration contains such provisions.

Similarly, the trustees of a Massachusetts business trust are not afforded the protection from personal liability for the obligations of the trust by form of organization. The directors of a Maryland corporation, on the other hand, generally are shielded from personal liability for the corporation’s acts or obligations. Courts in Massachusetts have, however, recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The Trust’s Declaration contains such provisions.

As a result of each Reorganization, Target Fund shareholders will become shareholders of a Maryland corporation.

Maryland Corporations

A Maryland corporation is governed by the MGCL, its charter and bylaws. Some of the key provisions of the MGCL, the Corporation’s Charter and the Corporation’s By-Laws are summarized below.

Stockholder Voting

Under the MGCL, a Maryland corporation generally cannot liquidate, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of stockholders. Depending on the circumstances and the charter of the corporation, there are various exceptions to these vote requirements. The Corporation’s Charter provides that notwithstanding any provision of law requiring the authorization of any action by a greater proportion than a majority of the total number of shares, such action shall be valid and effective if authorized by the affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon, except as otherwise provided in the Corporation’s Charter. Stockholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. The Corporation’s Charter contains such a provision.

Election and Removal of Directors

Stockholders of a Maryland corporation generally are entitled to elect and remove directors. Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. The Corporation’s By-Laws do not require an annual meeting in any year where the election of directors is not required under the 1940 Act. A plurality of all the votes cast at a duly called stockholder meeting (with a quorum present) shall be sufficient to elect a director.

Amendments to the Charter

Under the MGCL, stockholders of corporations generally are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the stockholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. A change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of an open-end fund is also authorized to supplement the charter to increase the number of authorized shares or the number of shares in any class or series, unless prohibited by the charter.

Issuance and Redemption of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. A Maryland corporation registered as an open-end investment company may involuntarily redeem a stockholder’s shares under certain circumstances, unless prohibited by the charter, if the aggregate net asset value of the shares to be redeemed is $500 or less. The Corporation’s Charter has authorized the Board of Directors, without the need for assent or vote of the stockholders, to issue shares of stock of any class of the Corporation. The Corporation’s Charter permits the Board of Directors to authorize, to the extent and in the manner permitted by the 1940 act and the MGCL, the Corporation to redeem involuntarily from any stockholder upon the sending of written, telegraphic, or electronic notice of redemption to each stockholder whose shares are so redeemed and upon such terms and conditions as the Board of Directors shall deem advisable.

Share Classes

The 1940 Act provides that an investment company may have multiple classes, and provides rules for the equitable treatment of holders of each class, including for the separate voting rights of classes, and for the differential fees that may be charged to different classes. The Corporation’s Charter provides for the creation of multiple classes.

Stockholder, Director and Officer Liability

Under Maryland law, stockholders of a corporation generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its stockholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder. The Corporation’s Charter provides that, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages. In addition, the Corporation is required to provide for indemnification and advance expenses to its directors and officers. However, these provisions do not apply to protect any director or officer for any liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office.

Massachusetts Funds

Each Target Fund is governed by the Trust’s Declaration.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party. The Trust’s Declaration provides that shareholders have the power to vote (a) for the election of the Trustees, (b) the removal of the Trustees, (c) with respect to any investment advisory, management or other contract, (d) with respect to termination of the Trust, (e) with respect to certain amendments of the Trust’s Declaration, (f) with respect to the merger, consolidation or sale of assets of the Trust, (g) with respect to incorporation of the Trust, (h) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, provided that shareholders of a series are not entitled to vote with respect to a matter which does not affect that series, and (i) with respect to such additional matters relating to the Trust as may be required by law, the Trust’s Declaration, the Trust’s by-laws or any registration statement of the Trust filed with any federal or state regulatory authority, or as and when the Trustees may consider necessary or desirable.

Election and Removal of Trustees

The Trust’s Declaration provides that the Trustees determine the size of the Board of Trustees. It also provides that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election by the shareholders is required under the 1940 Act. Any Trustee may be removed with cause, by action of two-thirds of the remaining Trustees or by the action of shareholders of record of not less than two-thirds of the shares outstanding, provided in no event shall the number of Trustees after removal be less than three.

Issuance and Repurchase of Shares

Under the Trust’s Declaration, the Trustees are permitted to issue an unlimited number of shares for such consideration and on such terms as the Trustees may deem best. Shareholders are not entitled to any preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine. Notwithstanding the foregoing, any shareholder shall be entitled to rights of appraisal of its shares with respect to any merger, consolidation, sale or exchange of the Trust’s assets.

Series and Classes

The 1940 Act provides that an investment company may have multiple series and classes, and provides rules for the fair and equitable treatment of holders of each series and class, including for the separate voting rights of series and classes, and for the differential fees that may be charged to different series and classes. Under the Trust’s Declaration, the Board of Trustees has the authority to issue separate series and classes of shares that represent interests in the assets of the Trust or a series of the Trust, as applicable. A series and class shall have exclusive voting rights with respect to matters affecting such series and class, respectively. The Board of Trustees may classify and reclassify the shares of the Trust into additional series and classes of shares at a future date. Upon liquidation of a series, shareholders of that series are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that series over the liabilities belonging to that series. The assets distributable to the shareholders of any series shall be distributed among such shareholders in proportion to the number of shares of that series held by them and recorded on the books of the Trust.

Shareholder, Trustee and Officer Liability

The Trust’s Declaration provides that the Trust shareholders have no personal liability for the obligations of the Trust and requires the Trust to indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal or other expenses reasonably incurred by him arising from any such claim or liability. Similarly, the Trust’s Declaration provides that Trustees, officers, employees and have no personal liability for the obligations of the Trust. The Trust’s Declaration further provides that no Trustee, Officer, employee or agent shall be liable to the Trust or its shareholders for any action or failure to act, except for his bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. The Trust’s Declaration also provides that each Trustee, officer and employee of the Trust will, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by any investment adviser, distributor, transfer agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

The foregoing is only a summary of certain rights of shareholders under the organization documents governing each Fund and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

Each of the Target Funds and the Focused Growth and Income Portfolio does not hold regular annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Trustees or Directors; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Neither Target Fund (in the event the Reorganization relating to such Fund is not completed), nor the Focused Growth and Income Portfolio intends to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Gregory N. Bressler, Secretary, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of each of the Growth and Income Fund and the Balanced Assets Fund and the Board of Trustees primarily by the mailing of the Notice and this Combined Prospectus/ Proxy Statement with its enclosures on or about October 6, 2009. Target Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Target Funds and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. Each Target Fund has retained Computershare, Inc. (“Computershare”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Target Fund shareholders may receive a telephone call from Computershare asking them to vote. The proxy solicitation expenses in connection with the Reorganizations are estimated to be approximately $95,435, all of which will be borne by SAAMCo or its affiliates.

Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of each Target Fund. Representatives of SAAMCo and its affiliates and other representatives of the Target Funds may also solicit proxies. Questions about the proposal should be directed to SAAMCo by telephone at (800) 858-8850 or by mail at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into the Focused Growth and Income Portfolio and the solicitation of proxies by and on behalf of the Board of Trustees for use at the Special Meeting. The Special Meeting will be held on Tuesday, November 10, 2009 at 9:00 a.m., Eastern time, at the offices of SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, or at such later time as is made necessary by adjournment or postponement.

As of August 31, 2009, the Growth and Income Fund had the following number of shares outstanding:

Share Class	Number of Shares
A	3,424,944.499
B	525,042.493
C	1,067,550.616
I	15,755.197

As of August 31, 2009, the Balanced Assets Fund had the following number of shares outstanding:

Share Class	Number of Shares
A	6,037,518.806
B	513,332.821
C	600,949.424
I	39,393.789

Only shareholders of record on August 31, 2009 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

Approval by each Target Fund of the proposed Reorganization relating to such Fund will require the affirmative vote of the holders of a majority of the outstanding voting securities of the Target Fund, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Target Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Target Fund, voting together as a single class. If the shareholders fail to approve the proposed Reorganization relating to their Target Fund, the Reorganization will not occur. The Board of Trustees has fixed the close of business on August 31, 2009 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy card or by submitting a Proxy by telephone or over the internet), the shares of the Target Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof. Under Massachusetts law, other than procedural matters relating to the proposal to approve a Reorganization, no matter may be considered at the Special Meeting other than the matter set forth in the Notice of Special Meeting of Shareholders.

A majority of the outstanding shares of each Target Fund entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

The chairman of the meeting or the persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of a Target Fund without further notice to permit further solicitation of Proxies. If a shareholder vote is called and a quorum is present, any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Target Fund present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned or postponed; if a quorum is not present, any such adjournment will require the affirmative vote of the holders of a majority of votes cast. Those proxies that are instructed to vote in favor of the applicable Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the applicable Reorganization, will vote against any such adjournment, as applicable.

All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

Manner of Voting

Target Fund shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed Proxy card or by casting their vote via telephone or the internet using the instructions provided on the enclosed Proxy card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Trust, or by voting in person at the Special Meeting.

Voting by Mail. To vote by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

Voting by Telephone. There are two convenient methods to vote by telephone. If telephone voting is available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

Second, a separate toll-free number is provided on the Proxy card for shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in this Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

A written confirmation of your telephone instructions will be mailed within 72 hours. You should immediately call (888) 916-1722 toll-free between 9:00 a.m. and 6:00 p.m., Eastern time, Monday through Friday if no confirmation is received or if your instructions have not been properly reflected.

Internet Voting. To vote over the internet, please log on to the website listed on your Proxy card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that internet voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

Additional Information. Shareholders voting their Proxies by telephone or over the internet need not return their Proxy card by mail.

A person submitting votes by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing Computershare, a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

Each Target Fund believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed Proxy card promptly even if you expect to be present in person at the meeting since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

October 2, 2009

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

Focused Growth and Income Portfolio

The Corporation has adopted for the Focused Growth and Income Portfolio certain investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Focused Growth and Income Portfolio’s outstanding voting securities. A “majority of the outstanding voting securities” of the Focused Growth and Income Portfolio for this purpose means the lesser of (i) 67% of the shares of the Focused Growth and Income Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to the Focused Growth and Income Portfolio on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental investment restrictions, the Focused Growth and Income Portfolio may not:

1. Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

2. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that the Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

3. Purchase or sell commodities or commodity contracts, except to the extent that the Portfolio may do so in accordance with applicable law and the Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. The Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

4. Make loans to others except for: (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

5. Borrow money, except that: (i) the Portfolio may borrow in amounts up to 33 1/3% of its total assets for temporary or emergency purposes, (ii) the Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit the Portfolio’s engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

6. Issue senior securities as defined in the 1940 Act, except that the Portfolio may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

7. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

The following additional restrictions are not fundamental policies and may be changed by the Directors without a vote of shareholders. The Portfolio may not:

8. Purchase securities on margin, provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute purchasing securities on margin.

9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to Forward Contracts, options, futures contracts and options on futures contracts. In addition, the Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and SAI, as they may be amended from time to time.

10. Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except: (i) to the extent permitted by applicable law; and (ii) that T. Rowe Price and Janus may invest uninvested cash balances of their respective component of the Portfolio in money market mutual funds that it manages to the extent permitted by applicable law.

11. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of the Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

Growth and Income Fund and Balanced Assets Fund

Each Target Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of: (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental restrictions, each Target Fund may not:

1. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company’s outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”).

2. Invest more than 5% of its total assets (taken at market value at the time of each investment) in securities of companies having an operating history, together with predecessors, of less than three years of continuous operations, except that this restriction shall not apply to U.S. government securities.

3. Purchase securities on margin, borrow money or pledge their assets, except that the Growth and Income Fund may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e. presently 50% of net assets). Additionally, each Fund may borrow for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. Further, to the extent that an investment technique engaged in by Growth and Income Fund required pledging of assets, the Fund may pledge assets in connection with such transactions. For purposes of this restriction and restriction (9) below, collateral arrangements with respect to the options, financial futures and options thereon described in the Prospectus and SAI are not deemed to constitute a pledge or loan of assets.

4. Invest more than 25% of each Fund’s assets in the securities of issuers engaged in the same industry.

5. Engage in arbitrage transactions, buy or sell commodities or commodity contracts or real estate or interests in real estate, except that each Fund may: (a) purchase or sell financial futures and options thereon for hedging purposes, as described in the Prospectus and SAI, under policies developed by the Trustees; and (b) purchase and sell marketable securities secured by real estate and marketable securities of companies that invest or deal in real estate.

6. Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters under certain Federal securities laws.

7. Make loans, except through: (i) repurchase agreements; (ii) loans of portfolio securities; (iii) the purchase of portfolio securities consistent with a Fund’s investment objectives and policies, as described in the Prospectus; and (iv) as otherwise permitted by exemptive order of the SEC.

Issue senior securities as defined in the 1940 Act, except that each Fund may enter into repurchase agreements, lend its portfolio securities and borrow money, as described in restriction (3).

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Fund may not:

8. Make short sales of securities or maintain a short position, except that each Fund may effect short sales against the box.

9. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of a Fund’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

10. Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2009, by and between SunAmerica Focused Series, Inc., a Maryland corporation (the “Acquiring Company”), on behalf of the Focused Growth and Income Portfolio (the “Acquiring Fund”), and SunAmerica Equity Funds, a Massachusetts business trust (the “Target Company”), on behalf of the [                    ] (the “Target Fund,” and together with the Acquiring Fund, the “Funds”). The Acquiring Fund is designated as a legally separate series of the Acquiring Company and the Target Fund is designated as a legally separate series of the Target Company.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class A, Class B, Class C and Class I shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each of the Acquiring Company and Target Company is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Company, on behalf of the Acquiring Fund, is authorized to issue its shares of common stock;

WHEREAS, the Board of Directors of the Acquiring Company has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Target Company has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR

ACQUIRING FUND SHARES AND THE ASSUMPTION OF

THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Company, on behalf of the Target Fund, agrees to

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convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Company, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class A shares of the Acquiring Fund correspond to Class A shares of the Target Fund; Class B shares of the Acquiring Fund correspond to Class B shares of the Target Fund; Class C shares of the Acquiring Fund correspond to Class C shares of the Target Fund; and Class I shares of the Acquiring Fund correspond to Class I shares of the Target Fund.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with (a) a list of the Target Fund’s portfolio securities and other investments and (b) a list of the Target Fund’s “historic business assets,” which are defined for this purpose as (i) those assets that were acquired by the Target Fund prior to the date of the approval of the Reorganization by the Board of Trustees of the Target Company, and (ii) those assets that were acquired subsequent to such Board approval but in accordance with the Target Fund’s investment objectives and not with a view to, or in anticipation or as part of, the Reorganization. The Acquiring Fund will, within 3 days prior to the Closing Date, furnish the Target Fund with a list of the securities and other instruments, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objectives, policies and restrictions. If requested by the Acquiring Fund, the Target Fund will dispose of securities and other instruments on the Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After the Target Fund furnishes the Acquiring Fund with the list described above, the Target Fund will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Board of Trustees of the Target Company or SunAmerica Asset Management Corporation, each Fund’s investment adviser (the “Adviser”), such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund,

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whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Acquiring Company, on behalf of the Acquiring Fund, shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date. Prior to the Closing Date, the Target Company, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Company of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Acquiring Company shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Company as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Target Company on behalf of the Target Fund. The Acquiring Company shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Target Company promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY ACQUIRING COMPANY OR TARGET COMPANY. The Acquiring Company and the Target Company shall take all actions expressed herein as being the obligations of the Acquiring Company or Target Company, as applicable, on behalf of the Acquiring Fund or the Target Fund, respectively.

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ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquiring Company’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Company’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [            ], 2009, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, SSB&T, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses

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of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET COMPANY AND THE TARGET FUND. The Target Company, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Company is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund is a legally designated, separate series of the Target Company. The Target Company is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Company, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Company and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Company and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Company with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain

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any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Company, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Target Company’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Company (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Company, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Company (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Target Company, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Target Company’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Company or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of September 30, 2008, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended March 31, 2009 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended September 30, 2008 and the unaudited financial statements for the six months ended March 31, 2009, other than those occurring in the ordinary course of business consistent with

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past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since March 31, 2009 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since May 26, 2009, there has not been any amendment of the Target Company’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Company has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class A, Class B, Class C and Class I for the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Target Company, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any

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documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Target Company, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Target Company. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Company and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Company, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Company, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [            ], 2009 (or such other date as the parties may agree to in writing).

(s) The approval of the Reorganization requires the affirmative vote of the shareholders of the Target Fund representing a majority of its outstanding voting securities (as defined in the 1940 Act), voting together as a single class. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Target Fund present or represented by proxy at the meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Target Fund, voting together as a single class. Such vote is the only vote of shareholders necessary to approve this Agreement on behalf of the Target Fund.

4.2 REPRESENTATIONS OF THE ACQUIRING COMPANY AND THE ACQUIRING FUND. The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Acquiring Company is a corporation organization under the laws of the State of Maryland. The Acquiring Fund is a duly established, separate series of the Acquiring Company. The Acquiring Company is duly

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authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Company, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Company and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Company and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Company and the Target Fund furnished to the Acquiring Fund by the Target Company or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Company with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Company, on behalf of the Acquiring Fund, will not result in the violation of Maryland law or any provision of the Acquiring Company’s articles of incorporation or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Company (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Company, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Acquiring Company’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Company or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The

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Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of October 31, 2008, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended April 30, 2009 have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended October 31, 2008 and the unaudited financial statements for the six months ended April 30, 2009, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2 (h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Company has authorized shares of common stock allocated to the Acquiring Fund consisting of 200,000,000 shares having a par value of $0.0001 per share, of which it is authorized to issue 25,000,000 shares of each of Class A, Class B, Class C, Class I and Class Z for the Acquiring Fund. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Acquiring Company, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this

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Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Acquiring Company. This Agreement constitutes a valid and binding obligation of the Acquiring Company and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the Closing Date and thereafter; and has satisfied the distribution requirements imposed by the Code for each of its taxable years and expects to continue to satisfy them.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Company, on behalf of the Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING COMPANY, THE ACQUIRING FUND,

THE TARGET COMPANY AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Company.

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5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Company’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Target Company and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Company, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Company, on behalf of the Acquiring Fund, and the Target Company, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Company, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Company shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Target Company.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Target Company shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Company as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Company, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements

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made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Target Company and the Acquiring Company, will render an opinion on these matters. None of the Acquiring Company, the Target Company, the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Company, the Target Company, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to each of the Target Company and the Acquiring Company, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. Each of the Acquiring Company, the Target Company, the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Company, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Target Company, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14 PROXY. The Target Company, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET COMPANY AND

THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Company, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Company shall have delivered to the Target Fund a certificate executed by the Acquiring Company’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Target Fund and dated

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as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Fund as the Target Fund shall reasonably request. The Target Fund shall have received certified copies of the resolutions adopted by the Board of Directors, with respect to the Acquiring Fund, approving this Agreement and the transactions contemplated herein.

6.2 The Target Company shall have received on the Closing Date an opinion of Venable LLP, as special Maryland counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Target Company and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Company is a corporation validly existing under the applicable laws of the State of Maryland.

(b) The Acquiring Company, on behalf of the Acquiring Fund, has the power and authority to execute, deliver and perform all of the obligations under the Agreement of the Acquiring Company, on behalf of the Acquiring Fund, under the applicable laws of the State of Maryland. The execution and delivery of the Agreement and the consummation by the Acquiring Company, on behalf of the Acquiring Fund, of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Acquiring Company, on behalf of the Acquiring Fund, under the applicable laws of the State of Maryland.

(c) The Agreement has been duly executed and delivered by the Acquiring Company, on behalf of the Acquiring Fund, under the applicable laws of the State of Maryland and constitutes the valid and binding obligation of the Acquiring Company, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms under the applicable laws of the State of Maryland.

(d) The execution and delivery by the Acquiring Company, on behalf of the Acquiring Fund, of the Agreement and the performance of its obligations under the Agreement do not conflict with the articles of incorporation or the by-laws of the Acquiring Company.

(e) Neither the execution, delivery nor performance by the Acquiring Company, on behalf of the Acquiring Fund, of the Agreement nor the compliance by the Acquiring Company, on behalf of the Acquiring Fund, with the terms and provisions thereof will contravene any provision of any applicable law of the State of Maryland.

6.3 The Target Company shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Company and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Company is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Company of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Company, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Acquiring Company and the Acquiring Fund.

In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Venable LLP as to matters of Maryland law.

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ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING COMPANY AND

THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Company, on behalf of the Target Fund, of all the obligations to be performed by the Target Company, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Company, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Company shall have delivered to the Acquiring Fund on the Closing Date a certificate executed by the Target Company’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Target Fund as the Acquiring Fund shall reasonably request. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Directors, with respect to the Target Fund, approving this Agreement and the transactions contemplated herein.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Company.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Acquiring Company shall have received on the Closing Date an opinion of Bingham McCutchen LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Company and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Company is existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of the Commonwealth of Massachusetts.

(b) The Agreement has been duly authorized, executed and delivered by the Target Company, on behalf of the Target Fund, under the applicable laws of the Commonwealth of Massachusetts and constitutes the valid and binding obligation of the Target Company, on behalf of the Target Fund, enforceable against the Target Fund in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.

(c) The execution and delivery by the Target Company, on behalf of the Target Fund, of the Agreement and the performance of the obligations under the Agreement do not conflict with the declaration of trust or the by-laws of the Target Company.

(d) Neither the execution, delivery nor performance by the Target Company, on behalf of the Target Fund, of the Agreement will contravene any provision of any applicable law of the Commonwealth of Massachusetts (other than Massachusetts securities laws), as to which no opinion will be expressed.

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7.5 The Acquiring Company shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Company and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Company is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Company of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Company, on behalf of the Target Fund, or the enforceability of the Agreement against the Target Company and the Target Fund.

In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.

7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF

THE ACQUIRING COMPANY, THE TARGET COMPANY,

THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Company or the Target Company, the Acquiring Fund or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Company’s declaration of trust and by-laws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Company, the Target Company, the Acquiring Fund nor the Target Fund may waive the condition set forth in this paragraph 8.1.

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary

B-16

“no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Company, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Company, the Target Company, the Acquiring Fund or the Target Fund, or the Adviser, Trustees, Directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 Each of the Acquiring Company and the Target Company shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to each of the Target Company and the Acquiring Company, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

(a) the transfer of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund;

(d) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) the tax basis of Acquiring Fund Shares received by the Target Fund Shareholder pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the Target Fund shares exchanged therefor by such shareholder;

(f) the holding period of Acquiring Fund Shares to be received by the Target Fund Shareholders pursuant to the Reorganization (including any fractional share) will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the time of the Reorganization;

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(g) the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization;

(h) the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund;

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Acquiring Company, on behalf of the Acquiring Fund, and the Target Company, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Company, on behalf of the Acquiring Fund nor the Target Company, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser shall bear the direct and indirect expenses incurred by the Acquiring Company, the Target Company, the Acquiring Fund and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Company, on behalf of the Acquiring Fund and by the Target Company, on behalf of the Target Fund. In addition, the Acquiring Company, on behalf of the Acquiring Fund, or the Target Company, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

B-18

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Company or the Board of Directors, the Target Company or the Board of Trustees, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Acquiring Company and the Target Company as specifically authorized by the Board of Directors and the Board of Trustees; provided, however, that, following the meeting of the Target Fund Shareholders called by the Target Company, on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of the Target Company is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Target Company shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, Harborside Financial Center, 3200 Plaza 5,

B-19

Jersey City, New Jersey 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SUNAMERICA EQUITY FUNDS, on behalf of its series,

[TARGET FUND]

By:
Name:
Title:

SUNAMERICA FOCUSED SERIES, INC., on behalf of its series,

FOCUSED GROWTH AND INCOME PORTFOLIO

By:
Name:
Title:

B-20

SUNAMERICA EQUITY FUNDS

SunAmerica Growth and Income Fund

SunAmerica Balanced Assets Fund

SUNAMERICA FOCUSED SERIES, INC.

Focused Growth and Income Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

October 2, 2009

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of the SunAmerica Growth and Income Fund (the “Growth and Income Fund”) and the SunAmerica Balanced Assets Fund (the “Balanced Assets Fund,” and together with the Growth and Income Fund, the “Target Funds” and each, a “Target Fund”), each a series of SunAmerica Equity Funds (the “Trust”), into the Focused Growth and Income Portfolio, a series of SunAmerica Focused Series, Inc. (the “Corporation”).

This SAI contains information which may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated October 2, 2009 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of the assets of the relevant Target Fund in exchange for the assumption of liabilities of the Target Fund and shares of the Focused Growth and Income Portfolio. Each Target Fund will distribute the Focused Growth and Income Portfolio shares it receives to its shareholders in complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Focused Growth and Income Portfolio, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992 or by calling (800) 858-8850.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

*	The accompanying notes are an integral part of the pro forma financial statements and schedules.

ADDITIONAL INFORMATION ABOUT

THE GROWTH AND INCOME FUND, THE BALANCED ASSETS FUND

AND THE FOCUSED GROWTH AND INCOME PORTFOLIO

For the Growth and Income Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Trust dated January 28, 2009, as supplemented, as filed with the Securities and Exchange Commission.

For the Balanced Assets Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Trust dated January 28, 2009, as supplemented, as filed with the Securities and Exchange Commission.

For the Focused Growth and Income Portfolio: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Corporation dated February 27, 2009, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the Focused Growth and Income Portfolio for the fiscal year ended October 31, 2008, (ii) the Semi-Annual Report to Shareholders of the Focused Growth and Income Portfolio for the fiscal period ended April 30, 2009, (iii) the Annual Report to Shareholders of the Growth and Income Fund for the fiscal year ended September 30, 2008, (iv) the Semi-Annual Report to Shareholders of the Growth and Income Fund for the fiscal period ended March 31, 2009, (v) the Annual Report to Shareholders of the Balanced Assets Fund for the fiscal year ended September 30, 2008 and (iv) the Semi-Annual Report to Shareholders of the Balanced Assets Fund for the fiscal period ended March 31, 2009, each of which have been filed with the Securities and Exchange Commission (the “SEC”). Each of these reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.

The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on April 30, 2009. The unaudited pro forma statement of operations reflects expenses for the twelve months ended April 30, 2009. The unaudited pro forma financial statements give effect to the proposed exchange of shares of the Focused Growth and Income Portfolio for the assets and liabilities of each Target Fund, with the Focused Growth and Income Portfolio being the surviving entity in each case. Each proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. A portion of the portfolio holdings of each of the Growth and Income Fund, the Balanced Assets Fund and the Focused Growth and Income Portfolio may be sold in connection with the applicable Reorganization, although SunAmerica Asset Management Corporation (“SAAMCo”) does not currently contemplate any such transactions with respect to the Growth and Income Fund or the Focused Growth and Income Portfolio, but does contemplate such transactions with respect to the Balanced Assets Fund, in each case, prior to the closing of the applicable Reorganization. If SAAMCo does dispose of such securities, transaction costs in restructuring the portfolio holdings of the Growth and Income Fund, the Balanced Assets Fund or the Focused Growth and Income Portfolio prior to the closing of the applicable Reorganization will be borne by the Growth and Income Fund, the Balanced Assets Fund or the Focused Growth and Income Portfolio, as applicable, and their shareholders prior to the closing of the applicable Reorganization; however transaction costs in restructuring the portfolio holdings of the combined fund immediately following the closing of the applicable Reorganization will be borne by the combined fund and its shareholders (the proposed portfolio management team of the combined fund anticipates disposing of a portion of each of the Growth and Income Fund’s and the Balanced Assets Fund’s portfolio holdings, and a substantial portion of the Focused Growth and Income Portfolio’s portfolio holdings, following the closing of the Reorganizations). SAAMCo, however, has advised that these costs are not expected to have a material impact on the Growth and Income Fund, the Balanced Assets Fund or the combined fund. SAAMCo also has advised that none of the Growth and Income Fund, the Balanced Assets Fund or the combined fund will dispose of holdings in the Growth and Income Fund’s, the Balanced Assets Fund’s or the combined fund’s portfolio to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

Unaudited pro forma financial statements are provided on the following pages.

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Shares												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				COMMON STOCK			93.9%	54.7%	99.7%	84.2%
				Aerospace/Defense			1.2%	0.6%	4.7%	2.8%
—	—	56,000	56,000	General Dynamics Corp. **							—	—	2,893,520	2,893,520
7,000	2,700	—	9,700	Lockheed Martin Corp.							549,710	212,031	—	761,741
—	6,700	65,000	71,700	Raytheon Co.							—	303,041	2,939,950	3,242,991
				Aerospace/Defense-Equipment			3.3%	1.3%		1.0%
17,587	8,276	—	25,863	Goodrich Corp.							778,752	366,461	—	1,145,213
15,200	13,100	—	28,300	United Technologies Corp.							742,368	639,804	—	1,382,172
				Agricultural Chemicals				0.7%		0.2%
—	6,987	—	6,987	Monsanto Co.							—	593,126	—	593,126
				Agricultural Operations					1.9%	1.0%
—	—	97,000	97,000	Archer-Daniels-Midland Co. **							—	—	2,388,140	2,388,140
				Apparel Manufacturers				0.4%		0.1%
—	12,900	—	12,900	Coach, Inc.+							—	316,050	—	316,050
				Applications Software			2.3%	1.3%	2.1%	1.9%
—	—	344,000	344,000	Compuware Corp.+ **							—	—	2,573,120	2,573,120
52,900	53,178	—	106,078	Microsoft Corp.							1,071,754	1,077,386	—	2,149,140
				Banks-Commercial			1.2%			0.2%
49,280	—	—	49,280	First Horizon National Corp. **							567,213	—	—	567,213
				Banks-Super Regional			1.3%	0.6%		0.4%
30,000	25,400	—	55,400	Wells Fargo & Co.							600,300	508,254	—	1,108,554
				Beverages-Non-alcoholic			3.1%	1.6%		1.1%
14,700	18,734	—	33,434	PepsiCo, Inc.							731,472	932,204	—	1,663,676
16,100	7,500	—	23,600	The Coca-Cola Co.							693,105	322,875	—	1,015,980
				Cellular Telecom			1.0%			0.2%
26,000	—	—	26,000	Vodafone Group PLC ADR **							477,100	—	—	477,100
				Commercial Services-Finance				0.7%	1.4%	0.9%
—	—	54,000	54,000	Global Payments, Inc. **							—	—	1,731,240	1,731,240
—	8,050	—	8,050	Visa, Inc., Class A							—	522,928	—	522,928
				Computer Services					4.1%	2.0%
—	—	93,000	93,000	Accenture, Ltd., Class A**							—	—	2,736,990	2,736,990
—	—	49,000	49,000	Affiliated Computer Services, Inc., Class A + **							—	—	2,370,620	2,370,620
				Computers			3.8%	3.0%	0.5%	1.9%
—	4,900	—	4,900	Apple, Inc.+							—	616,567	—	616,567
20,200	25,800	—	46,000	Hewlett-Packard Co.							726,796	928,284	—	1,655,080
10,000	5,800	6,000	21,800	International Business Machines Corp.							1,032,100	598,618	619,260	2,249,978
—	4,200	—	4,200	Research In Motion, Ltd. +							—	291,900	—	291,900
				Computers-Memory Devices					2.2%	1.1%
—	—	219,000	219,000	EMC Corp. + **							—	—	2,744,070	2,744,070
				Cosmetics & Toiletries			2.0%	1.1%		0.7%
—	3,600	—	3,600	Colgate-Palmolive Co.							—	212,400	—	212,400
18,400	14,100	—	32,500	The Procter & Gamble Co.							909,696	697,104	—	1,606,800
				Data Processing/Management				0.4%		0.1%
—	8,000	—	8,000	Fiserv, Inc. +							—	298,560	—	298,560
				Diversified Banking Institutions			5.9%	3.0%		2.0%
110,200	64,988	—	175,188	Bank of America Corp.							984,086	580,343	—	1,564,429
150,000	70,088	—	220,088	Citigroup, Inc.							457,500	213,768	—	671,268
23,500	23,600	—	47,100	JPMorgan Chase & Co.							775,500	778,800	—	1,554,300
21,000	20,000	—	41,000	Morgan Stanley							496,440	472,800	—	969,240
—	2,600	—	2,600	The Goldman Sachs Group, Inc.							—	334,100	—	334,100
				Diversified Manufacturing Operations			3.2%	1.7%	2.0%	2.1%
—	4,700	—	4,700	Danaher Corp.							—	274,668	—	274,668
—	—	80,000	80,000	Dover Corp. **							—	—	2,462,400	2,462,400
60,500	58,568	—	119,068	General Electric Co.							765,325	740,885	—	1,506,210
22,500	11,200	—	33,700	Honeywell International, Inc.							702,225	349,552	—	1,051,777
				E-Commerce/Services			3.4%	0.7%		0.9%
52,000	34,000	—	86,000	eBay, Inc.+							856,440	559,980	—	1,416,420
45,000	—	—	45,000	IAC/InterActive Corp.+ **							720,900	—	—	720,900
				Electric-Integrated			2.5%	1.1%		0.8%
15,100	11,700	—	26,800	PG&E Corp.							560,512	434,304	—	994,816
33,500	24,100	—	57,600	Xcel Energy, Inc.							617,740	444,404	—	1,062,144
				Electric Products-Misc.				0.5%		0.2%
—	7,034	—	7,034	AMETEK, Inc.							—	226,565	—	226,565
—	6,000	—	6,000	Emerson Electric Co.							—	204,240	—	204,240
				Electronic Components-Semiconductors			1.7%	1.0%	2.1%	1.6%
—	7,300	—	7,300	Broadcom Corp., Class A +							—	169,287	—	169,287
51,000	29,500	—	80,500	Intel Corp.							804,780	465,510	—	1,270,290
—	—	178,000	178,000	QLogic Corp. + **							—	—	2,524,040	2,524,040
—	8,200	—	8,200	Texas Instruments, Inc.							—	148,092	—	148,092
				Electronic Design Automation					2.1%	1.0%
—	—	116,000	116,000	Synopsys, Inc. + **							—	—	2,526,480	2,526,480
				Electronic Forms				0.2%		0.1%
—	6,234	—	6,234	Adobe Systems, Inc. +							—	170,500	—	170,500
				Electronic Measurement Instruments				0.1%		0.0%
—	6,400	—	6,400	Agilent Technologies, Inc. +							—	116,864	—	116,864
				Electronics-Military			1.5%	0.3%		0.4%
9,000	3,500	—	12,500	L-3 Communications Holdings, Inc.							685,350	266,525	—	951,875
				Enterprise Software/Service			1.1%	0.6%		0.4%
25,900	25,200	—	51,100	Oracle Corp.							500,906	487,368	—	988,274
				Finance-Investment Banker/Broker				0.4%		0.1%
—	18,300	—	18,300	The Charles Schwab Corp.							—	338,184	—	338,184
				Food-Misc.			2.7%	0.9%		0.8%
17,000	12,000	—	29,000	H.J. Heinz Co.							585,140	413,040	—	998,180
29,000	14,000	—	43,000	Kraft Foods, Inc., Class A							678,600	327,600	—	1,006,200
				Food-Wholesale/Distribution					0.7%	0.4%
—	—	38,000	38,000	Sysco Corp. **							—	—	886,540	886,540
				Independent Power Producers				0.0%		0.0%
—	186	—	186	Mirant Corp.+ **							—	2,368	—	2,368

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Shares												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Instruments-Scientific				0.7%		0.2%
—	16,937	—	16,937	Thermo Fisher Scientific, Inc.+							—	594,150	—	594,150
				Insurance-Life/Health					2.2%	1.1%
—	—	167,000	167,000	Unum Group **							—	—	2,728,780	2,728,780
				Insurance-Multi-line			2.0%	0.6%		0.6%
40,000	21,000	—	61,000	The Allstate Corp.							933,200	489,930	—	1,423,130
				Insurance-Property/Casualty			1.9%	1.0%	4.5%	2.9%
—	8,300	67,000	75,300	Chubb Corp.							—	323,285	2,609,650	2,932,935
22,000	11,000	71,000	104,000	The Travelers Cos., Inc.							905,080	452,540	2,920,940	4,278,560
				Insurance-Reinsurance					1.9%	1.0%
—	—	49,000	49,000	RenaissanceRe Holdings, Ltd. **							—	—	2,384,340	2,384,340
				Internet Security				0.2%		0.1%
—	9,400	—	9,400	Symantec Corp.+							—	162,150	—	162,150
				Investment Management/Advisor Services				0.4%		0.1%
—	23,000	—	23,000	Invesco, Ltd.							—	338,560	—	338,560
				Machinery-General Industrial					0.9%	0.5%
—	—	43,000	43,000	Gardner Denver, Inc.+ **							—	—	1,144,660	1,144,660
				Medical Instruments			1.5%	0.9%		0.6%
22,000	22,400	—	44,400	Medtronic, Inc.							704,000	716,800	—	1,420,800
				Medical Labs & Testing Services				0.3%		0.1%
—	4,000	—	4,000	Laboratory Corp. of America Holdings +							—	256,600	—	256,600
				Medical Products			3.2%	2.4%		1.4%
—	4,800	—	4,800	Baxter International, Inc.							—	232,800	—	232,800
16,100	21,300	—	37,400	Johnson & Johnson							842,996	1,115,268	—	1,958,264
15,000	12,950	—	27,950	Zimmer Holdings, Inc.+							659,850	569,670	—	1,229,520
				Medical-Biomedical/Gene			2.2%	2.3%	3.6%	2.9%
10,000	8,200	64,000	82,200	Amgen, Inc.+							484,700	397,454	3,102,080	3,984,234
—	—	27,000	27,000	Biogen Idec, Inc.+ **							—	—	1,305,180	1,305,180
—	5,800	—	5,800	Celgene Corp.+							—	247,776	—	247,776
10,000	11,100	—	21,100	Genzyme Corp.+							533,300	591,963	—	1,125,263
—	12,900	—	12,900	Gilead Sciences, Inc. +							—	590,820	—	590,820
				Medical-Drugs			4.9%	2.0%	7.5%	5.2%
14,500	14,000	—	28,500	Abbott Laboratories							606,825	589,421	—	1,196,246
—	—	142,000	142,000	Bristol-Myers Squibb Co. **							—	—	2,726,400	2,726,400
—	—	88,000	88,000	Eli Lilly & Co. **							—	—	2,896,960	2,896,960
23,200	10,800	—	34,000	Merck & Co., Inc.							562,368	261,792	—	824,160
47,050	36,714	266,000	349,764	Pfizer, Inc.							628,588	490,499	3,553,760	4,672,847
11,600	7,200	—	18,800	Wyeth							491,840	305,280	—	797,120
				Medical-Generic Drugs			1.2%	0.7%		0.4%
—	24,000	—	24,000	Mylan, Inc. +							—	318,000	—	318,000
12,500	4,647	—	17,147	Teva Pharmaceutical Industries, Ltd. ADR							548,625	203,957	—	752,582

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Shares												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Medical-HMO			1.7%	0.9%	5.4%	3.2%
—	—	34,000	34,000	Aetna, Inc. **							—	—	748,340	748,340
34,000	29,100	123,000	186,100	UnitedHealth Group, Inc.							799,680	684,432	2,892,960	4,377,072
—	—	69,000	69,000	WellPoint, Inc.+ **							—	—	2,950,440	2,950,440
				Medical-Hospitals					2.2%	1.1%
—	—	105,000	105,000	LifePoint Hospitals, Inc.+ **							—	—	2,714,250	2,714,250
				Medical-Wholesale Drug Distribution				0.2%	1.8%	1.0%
—	3,700	—	3,700	Cardinal Health, Inc.							—	125,023	—	125,023
—	—	61,000	61,000	McKesson Corp. **							—	—	2,257,000	2,257,000
				Metal-Copper				0.1%		0.0%
—	2,100	—	2,100	Freeport-McMoRan Copper & Gold, Inc.							—	89,565	—	89,565
				Multimedia			1.5%	0.8%		0.5%
32,000	27,800	—	59,800	Time Warner, Inc.							698,560	606,874	—	1,305,434
				Networking Products			2.1%	0.7%		0.6%
50,500	30,700	—	81,200	Cisco Systems, Inc.+							975,660	593,124	—	1,568,784
				Non-Hazardous Waste Disposal			1.4%			0.3%
24,000	—	—	24,000	Waste Management, Inc. **							640,080	—	—	640,080
				Oil & Gas Drilling				0.3%	1.8%	1.0%
—	—	78,000	78,000	ENSCO International, Inc. **							—	—	2,205,840	2,205,840
—	3,683	—	3,683	Transocean, Ltd.+							—	248,529	—	248,529
				Oil Companies-Exploration & Production			1.6%	1.9%	3.9%	2.8%
—	—	42,000	42,000	Anadarko Petroleum Corp. **							—	—	1,808,520	1,808,520
—	1,050	—	1,050	Apache Corp.							—	76,503	—	76,503
14,000	15,650	—	29,650	Devon Energy Corp.							725,900	811,453	—	1,537,353
—	2,900	54,000	56,900	Occidental Petroleum Corp.							—	163,241	3,039,660	3,202,901
—	2,900	—	2,900	Ultra Petroleum Corp.+							—	124,120	—	124,120
—	9,900	—	9,900	XTO Energy, Inc.							—	343,134	—	343,134
				Oil Companies-Integrated			13.6%	4.6%	14.3%	11.1%
21,800	14,328	66,000	102,128	Chevron Corp.							1,440,980	947,081	4,362,600	6,750,661
44,000	21,000	83,000	148,000	ConocoPhillips							1,804,000	861,000	3,403,000	6,068,000
22,000	19,300	110,000	151,300	Exxon Mobil Corp.							1,466,740	1,286,731	7,333,700	10,087,171
53,800	21,400	—	75,200	Marathon Oil Corp.							1,597,860	635,580	—	2,233,440
—	—	54,000	54,000	Murphy Oil Corp. **							—	—	2,576,340	2,576,340
				Oil-Field Services				0.5%		0.2%
—	8,000	—	8,000	Schlumberger, Ltd.							—	391,920	—	391,920
				Oil Refining & Marketing					1.8%	0.9%
—	—	84,000	84,000	Sunoco, Inc. **							—	—	2,226,840	2,226,840
				Pharmacy Services					4.3%	2.1%
—	—	45,000	45,000	Express Scripts, Inc.+ **							—	—	2,878,650	2,878,650
—	—	94,000	94,000	Omnicare, Inc. **							—	—	2,416,740	2,416,740
				Retail-Apparel/Shoe				0.3%		0.1%
—	15,600	—	15,600	American Eagle Outfitters, Inc.							—	231,192	—	231,192
				Retail-Auto Parts					2.0%	1.0%
—	—	15,000	15,000	AutoZone, Inc.+ **							—	—	2,495,850	2,495,850
				Retail-Consumer Electronics				0.2%		0.1%
—	3,400	—	3,400	Best Buy Co., Inc.							—	130,492	—	130,492
				Retail-Discount			1.6%	1.2%	3.9%	2.6%
—	—	72,000	72,000	BJ’s Wholesale Club, Inc.+ **							—	—	2,400,480	2,400,480
—	—	56,000	56,000	Dollar Tree, Inc.+ **							—	—	2,371,040	2,371,040
—	3,800	—	3,800	Target Corp.							—	156,788	—	156,788
15,000	16,800	—	31,800	Wal-Mart Stores, Inc.							756,000	846,720	—	1,602,720
				Retail-Drug Store			2.0%	1.7%		0.9%
29,600	42,561	—	72,161	CVS Caremark Corp.							940,688	1,352,589	—	2,293,277
				Retail-Office Supplies				0.5%		0.1%
—	17,800	—	17,800	Staples, Inc.							—	367,036	—	367,036
				Retail-Regional Department Stores				0.2%		0.1%
—	3,900	—	3,900	Kohl’s Corp. +							—	176,865	—	176,865
				Retail-Restaurants				0.6%	4.3%	2.3%
—	11,200	—	11,200	Burger King Holdings, Inc.							—	183,008	—	183,008
—	—	64,000	64,000	Darden Restaurants, Inc. **							—	—	2,366,080	2,366,080
—	5,600	15,000	20,600	McDonald’s Corp.							—	298,424	799,350	1,097,774
—	—	39,000	39,000	Panera Bread Co., Class A + **							—	—	2,184,390	2,184,390
				Schools					2.2%	1.1%
—	—	42,000	42,000	Apollo Group, Inc., Class A + **							—	—	2,643,900	2,643,900
				Semiconductor Equipment				0.2%		0.1%
—	7,100	—	7,100	ASML Holding NV							—	150,165	—	150,165

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Shares												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Telecom Equipment-Fiber Optics				0.2%		0.1%
—	11,700	—	11,700	Corning, Inc.							—	171,054	—	171,054
				Telephone-Integrated			4.0%	2.3%	3.0%	3.0%
38,000	42,135	—	80,135	AT&T, Inc.							973,560	1,079,499	—	2,053,059
28,400	26,100	121,000	175,500	Verizon Communications, Inc.							861,656	791,874	3,671,140	5,324,670
				Tobacco			1.4%	0.4%	1.0%	0.9%
18,000	9,000	—	27,000	Philip Morris International, Inc.							651,600	325,800	—	977,400
—	—	31,000	31,000	Reynolds American, Inc. **							—	—	1,177,380	1,177,380
				Toys					0.6%	0.3%
—	—	29,000	29,000	Hasbro, Inc. **							—	—	773,140	773,140
				Transport-Rail			1.6%	0.8%		0.5%
15,000	12,800	—	27,800	Union Pacific Corp.							737,100	628,992	—	1,366,092
				Transport-Services					0.9%	0.4%
—	—	39,000	39,000	Ryder System, Inc. **							—	—	1,079,910	1,079,910
				Vitamins & Nutrition Products					1.9%	1.0%
—	—	120,000	120,000	Herbalife, Ltd. **							—	—	2,378,400	2,378,400
				Web Portals/ISP			1.4%	1.2%		0.6%
1,600	2,400	—	4,000	Google, Inc., Class A +							633,552	950,328	—	1,583,880
				Wireless Equipment			1.9%	0.9%		0.6%
20,500	17,050	—	37,550	QUALCOMM, Inc.							867,560	721,556	—	1,589,116
				X-Ray Equipment				0.3%		0.1%
—	17,100	—	17,100	Hologic, Inc.+							—	254,106	—	254,106

				TOTAL COMMON STOCK			93.9%	54.7%	99.7%	84.2%	43,544,358	44,010,853	122,925,060	210,480,271

				PREFERRED STOCK				0.5%		0.2%
				Banks-Money Center				0.1%		0.0%
—	8,400	—	8,400	Santander Finance Preferred SA (1) **	4.00%						—	87,360	—	87,360
				Banks-Super Regional				0.1%		0.0%
—	3,100	—	3,100	Wachovia Capital Trust IX **	6.38%						—	52,390	—	52,390
				Diversified Financial Services				0.2%		0.1%
—	7,510	—	7,510	General Electric Capital Corp. (2) **	8.00%						—	149,073	—	149,073
				Finance-Mortgage Loan/Banker				0.0%		0.0%
—	1,300	—	1,300	Federal Home Loan Mtg. Corp. (1) **	8.38%						—	663	—	663
				Special Purpose Entities				0.1%		0.1%
—	9,200	—	9,200	Structured Repackaged Asset-Backed Trust Securities (1) **	3.00%						—	114,448	—	114,448

				TOTAL PREFERRED STOCK			0.0%	0.5%	0.0%	0.2%	—	403,934	—	403,934

				EXCHANGE TRADED FUNDS				1.0%		0.3%
				Sector Fund - Financial Services				1.0%		0.3%
—	76,629	—	76,629	Financial Select Sector SPDR Fund **							—	829,126	—	829,126

				TOTAL EXCHANGE TRADED FUNDS			0.0%	1.0%	0.0%	0.3%		829,126	—	829,126

				ASSET BACKED SECURITIES				2.7%		0.9%
				Diversified Financial Services				2.7%		0.9%
Principal Amount				Banc of America Commercial Mtg., Inc.,
—	$80,000	—	$80,000	Series 2006-6, Class AM (4) **	5.39%	10/10/45					—	38,758	—	38,758
				Bear Stearns Commercial Mtg. Securities, Inc.,
—	165,000	—	165,000	Series 2007-PW15, Class A2 (4) **	5.21%	02/11/44					—	142,945	—	142,945
				Chase Mtg. Finance Corp.,
—	207,261	—	207,261	Series 2007-A2, Class 1A1 (3) (5) **	4.83%	07/25/37					—	187,341	—	187,341
				Citigroup Commercial Mtg. Trust,
—	12,000	—	12,000	Series 2008-C7, Class AM (3) (4) **	6.10%	12/10/49					—	5,426	—	5,426
				Commercial Mtg. Asset Trust,
				Pass Through Certs,
—	600,701	—	600,701	Series 2004-LB2A, Class A3 (4) **	4.22%	03/10/39					—	555,571	—	555,571
				Commercial Mtg. Asset Trust,
—	15,000	—	15,000	Series 1999-C1, Class D (3) (4) **	7.35%	01/17/32					—	14,074	—	14,074
				GE Capital Commercial Mtg. Corp.,
—	55,000	—	55,000	Series 2004-C2, Class A4 (4) **	4.89%	03/10/40					—	49,634	—	49,634
				GMAC Commercial Mtg. Securities, Inc.,
—	3,000	—	3,000	Series 2003-C2, Class A2 (3) (4) **	5.49%	05/10/40					—	2,857	—	2,857
				JP Morgan Chase Commercial Mtg. Securities Corp.
—	334,000	—	334,000	Series 2006-LDP9, Class AM (4) **	5.37%	05/15/47					—	148,882	—	148,882
				JP Morgan Chase Commercial Mtg. Securities Corp.
—	271,000	—	271,000	Series 2008-C2, Class AM (3) (4) **	6.80%	02/12/51					—	72,582	—	72,582
				LB Commercial Conduit Mtg. Trust,
—	14,000	—	14,000	Series 1998-C1, Class E (4) **	7.00%	02/18/30					—	14,257	—	14,257
				Ocwen Advance Receivables Backed Notes
—	350,000	—	350,000	Series 2006-1A * (9) **	5.34%	11/24/15					—	224,000	—	224,000
				Providian Master Note Trust
—	550,000	—	550,000	Series 2006-C1A, Class C1 * (1) **	1.00%	03/16/15					—	236,672	—	236,672
				Swift Master Auto Receivables Trust
—	439,937	—	439,937	Series 2007-2, Class A (1) **	1.10%	10/15/12					—	318,269	—	318,269
				Wells Fargo Mtg. Backed Securities Trust
—	176,803	—	176,803	Series 2006-AR12, Class 2A1 (3) (5) **	6.10%	09/25/36					—	118,984	—	118,984

				TOTAL ASSET BACKED SECURITIES			0.0%	2.7%	0.0%	0.9%	—	2,130,252	—	2,130,252

				CORPORATE BONDS & NOTES				13.4%		4.3%
				Advertising Services				0.0%		0.0%
				R.H. Donnelley, Inc.
—	1,000	—	1,000	Company Guar. Bonds * **	11.75%	05/15/15					—	195	—	195
				Aerospace/Defense				0.1%		0.0%
				Boeing Co.
—	83,000	—	83,000	Senior Notes **	6.88%	03/15/39					—	86,507	—	86,507
				Aerospace/Defense-Equipment				0.0%		0.0%
				Goodrich Corp.
—	30,000	—	30,000	Senior Notes **	6.13%	03/01/19					—	29,252	—	29,252
				Agricultural Chemicals				0.1%		0.0%
				Monsanto Co.

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
—	27,000	—	27,000	Senior Notes **	5.50%	08/15/25					—	25,340	—	25,340
				Potash Corp. Saskatchewan, Inc.
—	30,000	—	30,000	Senior Notes **	5.25%	05/15/14					—	30,743	—	30,743
				Terra Capital, Inc.
—	25,000	—	25,000	Company Guar. Notes **	7.00%	02/01/17					—	23,500	—	23,500

			—	Airlines				0.1%		0.1%
				American Airlines, Inc.
				Pass Through Certs.
—	70,000	—	70,000	Series 2001-1, Class A-2 **	6.82%	05/23/11					—	49,700	—	49,700
				American Airlines, Inc.
				Pass Through Certs.
—	4,000	—	4,000	Series 2001-2, Class A-2 **	7.86%	04/01/13					—	3,320	—	3,320
				Delta Air Lines, Inc.
				Pass Through Certs.
—	20,000	—	20,000	Series 2001-1, Class A2 **	7.11%	03/18/13					—	17,600	—	17,600
				Northwest Airlines, Inc.
				Pass Through Certs.
—	39,943	—	39,943	Series 2002-1, Class G2 **	6.26%	11/20/21					—	27,561	—	27,561
				United Airlines
—	1,000	—	1,000	Pass Through Certs. **	6.93%	09/01/11					—	1,260	—	1,260

				Banks-Commercial				0.6%		0.2%
				BB&T Corp.
—	30,000	—	30,000	Senior Notes **	6.85%	04/30/19					—	29,220	—	29,220
				CoBank ACB
—	16,000	—	16,000	Sub. Notes * **	7.88%	04/16/18					—	15,215	—	15,215
				Independence Community Bank Corp.
—	64,000	—	64,000	Sub. Notes (6) **	3.35%	06/20/13					—	47,905	—	47,905
				KeyBank NA
—	54,000	—	54,000	Sub. Notes **	5.45%	03/03/16					—	43,224	—	43,224
				KeyBank NA
—	16,000	—	16,000	Sub. Notes **	7.41%	10/15/27					—	13,177	—	13,177
				SouthTrust Bank
—	99,000	—	99,000	Sub. Notes **	4.75%	03/01/13					—	89,612	—	89,612
				SouthTrust Corp.
—	55,000	—	55,000	Sub. Notes **	5.80%	06/15/14					—	48,135	—	48,135
				Sovereign Bank
—	21,000	—	21,000	Sub. Notes **	8.75%	05/30/18					—	18,480	—	18,480
				Swiss Bank Corp. NY
—	61,000	—	61,000	Sub. Notes **	7.75%	09/01/26					—	45,658	—	45,658
				Union Bank of California NA
—	120,000	—	120,000	Sub. Notes **	5.95%	05/11/16					—	92,046	—	92,046
				Banks-Fiduciary				0.0%		0.0%
				State Street Capital Trust IV
—	80,000	—	80,000	Company Guar. Notes (1) **	2.32%	06/15/37					—	32,376	—	32,376
				Banks-Money Center				0.1%		0.0%
				Chase Capital III
—	114,000	—	114,000	Company Guar. Notes **	1.81%	03/01/27					—	44,577	—	44,577
				Banks-Super Regional				0.3%		0.1%
				Capital One Financial Corp.
—	65,000	—	65,000	Sub. Notes **	6.15%	09/01/16					—	39,272	—	39,272
				JPMorgan Chase Bank NA
—	121,000	—	121,000	Sub. Notes **	6.00%	10/01/17					—	112,890	—	112,890
				PNC Preferred Funding Trust I
—	45,000	—	45,000	Jr. Sub. Notes * (6) **	6.11%	03/15/12					—	14,940	—	14,940
				Wachovia Corp.
—	12,000	—	12,000	Sub. Notes **	4.88%	02/15/14					—	10,498	—	10,498
				Wells Fargo & Co.
—	57,000	—	57,000	Senior Notes **	5.25%	10/23/12					—	57,217	—	57,217
				Beverages-Non-alcoholic				0.3%		0.1%
				Bottling Group LLC
—	59,000	—	59,000	Senior Notes **	5.13%	01/15/19					—	59,920	—	59,920
				Bottling Group LLC
—	67,000	—	67,000	Company Guar. Notes **	6.95%	03/15/14					—	76,635	—	76,635
				Coca-Cola Enterprises, Inc.
—	70,000	—	70,000	Senior Notes **	4.25%	03/01/15					—	69,584	—	69,584
				The Coca-Cola Co.
—	60,000	—	60,000	Senior Notes **	4.88%	03/15/19					—	61,196	—	61,196
				Brewery				0.1%		0.0%
				Anheuser-Busch InBev Worldwide, Inc.
—	70,000	—	70,000	Company Guar. Notes * **	8.20%	01/15/39					—	70,141	—	70,141
				Broadcast Services/Program				0.0%		0.0%
				Nexstar Broadcasting, Inc.
—	7,000	—	7,000	Company Guar. Notes **	7.00%	01/15/14					—	2,485	—	2,485
				Nexstar Broadcasting, Inc.
—	20,812	—	20,812	Company Guar. Notes * (9) (17) **	7.00%	01/15/14					—	5,827	—	5,827
				Cable/Satellite TV				0.6%		0.2%
				CCH I LLC/CCH I Capital Corp.
—	3,000	—	3,000	Senior Sec Notes + (7) (10) **	11.00%	10/01/15					—	225	—	225
				CCH II LLC/CCH II Capital Corp.
—	7,000	—	7,000	Senior Notes + (7) (10) **	10.25%	09/15/10					—	6,370	—	6,370
				CCH II LLC/CCH II Capital Corp.
—	77,000	—	77,000	Company Guar. Notes * + (7) (10) **	10.25%	10/01/13					—	68,530	—	68,530
				CCO Holdings LLC/CCO Holdings Capital Corp.
—	8,000	—	8,000	Senior Notes + (7) (10) **	8.75%	11/15/13					—	6,940	—	6,940
				Charter Communications Operating LLC/Charter
				Communications Operating Capital
—	79,000	—	79,000	Senior Notes * **	8.38%	04/30/14					—	71,890	—	71,890
				Comcast Corp.
—	114,000	—	114,000	Company Guar. Notes **	5.85%	11/15/15					—	114,157	—	114,157
				COX Communications, Inc.

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
—	23,000	—	23,000	Senior Notes * **	6.95%	06/01/38					—	19,391	—	19,391
				COX Communications, Inc.
—	40,000	—	40,000	Bonds * **	8.38%	03/01/39					—	38,819	—	38,819
				COX Communications, Inc.
—	80,000	—	80,000	Senior Notes * **	9.38%	01/15/19					—	90,061	—	90,061
				Time Warner Cable, Inc.
—	35,000	—	35,000	Company Guar. Notes **	5.40%	07/02/12					—	35,513	—	35,513
				Time Warner Cable, Inc.
—	21,000	—	21,000	Company Guar. Notes **	8.25%	04/01/19					—	23,208	—	23,208
				Casino Hotels				0.0%		0.0%
				Turning Stone Resort Casino Enterprise
—	34,000	—	34,000	Senior Notes * **	9.13%	09/15/14					—	24,820	—	24,820
				Casino Services				0.0%		0.0%
				Indianapolis Downs LLC & Capital Corp.
—	30,000	—	30,000	Senior Sec. Notes * **	11.00%	11/01/12					—	16,800	—	16,800
				Snoqualmie Entertainment Authority
—	45,000	—	45,000	Senior Sec. Notes * **	9.13%	02/01/15					—	15,750	—	15,750
				Cellular Telecom				0.2%		0.1%
				Centennial Communications Corp.
—	50,000	—	50,000	Senior Notes (1) **	6.96%	01/01/13					—	50,125	—	50,125
				Nextel Communications, Inc.
—	50,000	—	50,000	Company Guar. Notes **	5.95%	03/15/14					—	35,250	—	35,250
				Verizon Wireless Capital LLC
—	81,000	—	81,000	Senior Notes * **	5.55%	02/01/14					—	84,971	—	84,971
				Chemicals-Diversified				0.0%		0.0%
				E.I. du Pont de Nemours & Co.
—	35,000	—	35,000	Senior Notes **	4.75%	03/15/15					—	35,146	—	35,146
				Chemicals-Specialty				0.0%		0.0%
				Huntsman International LLC
—	20,000	—	20,000	Company Guar. Notes **	7.88%	11/15/14					—	13,200	—	13,200
				Momentive Performance Materials, Inc.
—	55,000	—	55,000	Company Guar. Notes **	11.50%	12/01/16					—	12,375	—	12,375
				Computer Services				0.0%		0.0%
				Compucom Systems, Inc.
—	30,000	—	30,000	Senior Sub. Notes * **	12.50%	10/01/15					—	21,600	—	21,600
				Consumer Products-Misc.				0.0%		0.0%
				American Achievement Corp.
—	45,000	—	45,000	Company Guar. Notes **	8.25%	04/01/12					—	35,550	—	35,550
				Cosmetics & Toiletries				0.1%		0.1%
				Procter & Gamble Co.
—	43,000	—	43,000	Senior Notes **	4.60%	01/15/14					—	45,536	—	45,536
				The Procter & Gamble Co.
—	60,000	—	60,000	Notes **	4.70%	02/15/19					—	60,145	—	60,145
				Decision Support Software				0.0%		0.0%
				Vangent, Inc.
—	25,000	—	25,000	Company Guar. Notes **	9.63%	02/15/15					—	17,625	—	17,625
				Direct Marketing				0.0%		0.0%
				Affinity Group, Inc.
—	45,000	—	45,000	Company Guar. Notes **	9.00%	02/15/12					—	25,425	—	25,425
				Distribution/Wholesale				0.0%		0.0%
				KAR Holdings, Inc.
—	16,000	—	16,000	Company Guar. Notes (1) **	5.17%	05/01/14					—	8,720	—	8,720
				KAR Holdings, Inc.
—	9,000	—	9,000	Company Guar. Notes **	8.75%	05/01/14					—	5,940	—	5,940
				Diversified Banking Institutions				1.5%		0.5%
				Bank of America Corp.
—	44,000	—	44,000	Senior Notes **	5.13%	11/15/14					—	38,441	—	38,441
				Bank of America Corp.
—	88,000	—	88,000	Sub. Notes **	5.75%	08/15/16					—	64,842	—	64,842
				Bank of America Corp.
—	15,000	—	15,000	Sub. Notes **	7.25%	10/15/25					—	9,788	—	9,788
				Citigroup, Inc.
—	70,000	—	70,000	Senior Notes **	1.34%	05/18/11					—	60,332	—	60,332
				Citigroup, Inc.
—	42,000	—	42,000	Senior Notes **	5.30%	10/17/12					—	37,088	—	37,088
				Citigroup, Inc.
—	76,000	—	76,000	Senior Notes **	5.50%	04/11/13					—	67,736	—	67,736
				Citigroup, Inc.
—	52,000	—	52,000	Senior Notes **	5.85%	07/02/13					—	46,541	—	46,541
				Citigroup, Inc.
—	147,000	—	147,000	Sub. Notes **	6.13%	08/25/36					—	86,940	—	86,940
				GMAC LLC
—	50,000	—	50,000	Senior Notes **	6.00%	12/15/11					—	39,625	—	39,625
				GMAC LLC
—	51,000	—	51,000	Company Guar. Notes * **	6.88%	09/15/11					—	44,370	—	44,370
				JP Morgan Chase & Co.
—	56,000	—	56,000	Sub. Notes (6) **	4.89%	09/01/15					—	44,800	—	44,800
				JP Morgan Chase & Co.
—	41,000	—	41,000	Sub. Notes **	5.13%	09/15/14					—	37,970	—	37,970
				JP Morgan Chase & Co.
—	120,000	—	120,000	Senior Notes **	5.38%	01/15/14					—	122,169	—	122,169
				JP Morgan Chase & Co.
—	84,000	—	84,000	Senior Notes **	6.30%	04/23/19					—	82,660	—	82,660
				Morgan Stanley
—	35,000	—	35,000	Sub. Notes **	4.75%	04/01/14					—	29,586	—	29,586
				Morgan Stanley
—	42,000	—	42,000	Senior Notes **	5.45%	01/09/17					—	37,546	—	37,546

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Morgan Stanley	6.00%	04/28/15
—	80,000	—	80,000	Senior Notes **							—	75,569	—	75,569
				The Goldman Sachs Group, Inc.	5.13%	01/15/15
—	78,000	—	78,000	Senior Notes **							—	73,914	—	73,914
				The Goldman Sachs Group, Inc.	5.30%	02/14/12
—	37,000	—	37,000	Senior Notes **							—	37,529	—	37,529
				The Goldman Sachs Group, Inc.	5.95%	01/18/18
—	60,000	—	60,000	Senior Notes **							—	55,684	—	55,684
				The Goldman Sachs Group, Inc.	6.00%	05/01/14
—	48,000	—	48,000	Senior Notes **							—	47,815	—	47,815
				The Goldman Sachs Group, Inc.	6.13%	02/15/33
—	30,000	—	30,000	Senior Notes **							—	26,136	—	26,136
				The Goldman Sachs Group, Inc.	6.75%	10/01/37
—	46,000	—	46,000	Sub. Notes **							—	35,064	—	35,064
				Diversified Financial Services				0.3%		0.1%
				American Express Travel Related Services Co., Inc.	5.25%	11/21/11
—	86,000	—	86,000	Senior Notes * **							—	79,674	—	79,674
				General Electric Capital Corp.	5.65%	06/09/14
—	80,000	—	80,000	Senior Notes **							—	79,452	—	79,452
				General Electric Capital Corp.	5.88%	01/14/38
—	63,000	—	63,000	Senior Notes **							—	43,482	—	43,482
				General Electric Capital Corp.	6.88%	01/10/39
—	36,000	—	36,000	Senior Notes **							—	28,207	—	28,207
				Diversified Manufacturing Operations				0.1%		0.0%
				General Electric Co.	5.25%	12/06/17
—	77,000	—	77,000	Senior Notes **							—	72,865	—	72,865
				ITT Corp.	4.90%	05/01/14
—	30,000	—	30,000	Senior Notes **							—	30,410	—	30,410
				Electric-Generation				0.3%		0.1%
				Bruce Mansfield Unit 1	6.85%	06/01/34
—	110,000	—	110,000	Pass Through Certs. **							—	81,538	—	81,538
				The AES Corp.	8.00%	10/15/17
—	60,000	—	60,000	Senior Notes **							—	54,900	—	54,900
				The AES Corp.	8.88%	02/15/11
—	85,000	—	85,000	Senior Notes **							—	84,787	—	84,787
				Electric-Integrated				1.2%		0.4%
				Appalachian Power Co.	7.95%	01/15/20
—	30,000	—	30,000	Senior Notes **							—	31,598	—	31,598
				Arizona Public Service Co.	8.75%	03/01/19
—	35,000	—	35,000	Senior Notes **							—	34,155	—	34,155
				CenterPoint Energy Houston Electric LLC	7.00%	03/01/14
—	58,000	—	58,000	General Refunding Mtg. **							—	61,658	—	61,658
				Central Illinois Light Co.	8.88%	12/15/13
—	35,000	—	35,000	Senior Sec. Notes **							—	37,134	—	37,134
				Dominion Resources, Inc.	6.30%	09/30/11
—	109,000	—	109,000	Jr. Sub Notes (6) **							—	62,130	—	62,130
				Energy East Corp.	6.75%	07/15/36
—	40,000	—	40,000	Notes **							—	32,078	—	32,078
				Entergy Arkansas, Inc.	5.40%	08/01/13
—	29,000	—	29,000	1st Mtg. Bonds **							—	28,460	—	28,460
				Entergy Gulf States Louisiana LLC	6.00%	05/01/18
—	57,000	—	57,000	1st Mtg. Bonds **							—	52,477	—	52,477
				Mackinaw Power LLC	6.30%	10/31/23
—	100,639	—	100,639	Senior Sec. Notes * **							—	86,070	—	86,070
				Mirant Americas Generation LLC	8.30%	05/01/11
—	30,000	—	30,000	Senior Notes **							—	30,000	—	30,000
				Mirant Mid-Atlantic LLC	9.13%	06/30/17
—	40,254	—	40,254	Pass Through Certs. Series B **							—	38,945	—	38,945
				Nevada Power Co.	7.13%	03/15/19
—	70,000	—	70,000	General Refunding Mtg. **							—	70,985	—	70,985
				Peco Energy Co.	5.00%	10/01/14
—	60,000	—	60,000	1st Mtg. Bonds **							—	60,446	—	60,446
				Portland General Electric Co.	6.10%	04/09/19
—	15,000	—	15,000	1st Mtg. Notes **							—	14,918	—	14,918
				PSEG Power LLC	5.00%	04/01/14
—	67,000	—	67,000	Company Guar. Notes **							—	64,485	—	64,485
				PSEG Power LLC	7.75%	04/15/11
—	65,000	—	65,000	Company Guar. Notes **							—	68,857	—	68,857
				Sierra Pacific Power Co.	6.75%	07/01/37
—	90,000	—	90,000	General Refunding Mtg. **							—	78,800	—	78,800
				South Carolina Electric & Gas Co.	6.05%	01/15/38
—	40,000	—	40,000	1st Mtg. Bonds **							—	39,716	—	39,716
				Southern Energy, Inc.	7.90%	07/15/09
—	150,000	—	150,000	Notes + (9) (11) (12) **							—	—	—	—
				Texas Competitive Electric Holdings Co., LLC	10.25%	11/01/15
—	35,000	—	35,000	Series A Company Guar. Notes **							—	19,863	—	19,863
				Texas Competitive Electric Holdings Co., LLC	10.25%	11/01/15
—	25,000	—	25,000	Series B Company Guar. Notes **							—	14,188	—	14,188
				Toledo Edison Co.	7.25%	05/01/20
—	30,000	—	30,000	1st Mtg. Notes **							—	30,744	—	30,744

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Electronic Components-Semiconductors				0.1%		0.1%
				National Semiconductor Corp.
—	100,000	—	100,000	Senior Notes **	6.60%	06/15/17					—	78,393	—	78,393
				Spansion LLC
—	60,000	—	60,000	Senior Sec. Notes * + (1) (7) (10) **	5.33%	06/01/13					—	24,000	—	24,000
				Electronics-Military				0.0%		0.0%
				L-3 Communications Corp.
—	20,000	—	20,000	Company Guar. Notes **	6.38%	10/15/15					—	18,950	—	18,950
				Finance-Auto Loans				0.1%		0.0%
				Ford Motor Credit Co. LLC
—	50,000	—	50,000	Senior Notes **	7.38%	02/01/11					—	43,003	—	43,003
				Ford Motor Credit Co. LLC
—	45,000	—	45,000	Notes **	7.88%	06/15/10					—	42,300	—	42,300
				Finance-Commercial				0.1%		0.0%
				Textron Financial Corp.
—	80,000	—	80,000	Senior Notes **	5.40%	04/28/13					—	58,820	—	58,820
				Finance-Credit Card				0.1%		0.0%
				FIA Card Services NA
—	41,000	—	41,000	Sub. Notes * **	7.13%	11/15/12					—	37,363	—	37,363
				Finance-Investment Banker/Broker				0.2%		0.1%
				Lehman Brothers Holdings Capital Trust VII
—	27,000	—	27,000	Company Guar. Notes + (7) (10) **	5.86%	05/31/12					—	3	—	3
				Lehman Brothers Holdings, Inc.
—	26,000	—	26,000	Senior Notes + (7) (10) **	5.50%	04/04/16					—	3,705	—	3,705
				Lehman Brothers Holdings, Inc.
—	30,000	—	30,000	Sub. Notes + (7) (10) **	6.75%	12/25/17					—	3	—	3
				Lehman Brothers Holdings, Inc.
—	38,000	—	38,000	Sub. Notes + (7) (10) **	7.50%	05/11/38					—	4	—	4
				Lehman Brothers Holdings, Inc.
—	31,000	—	31,000	Senior Notes + (7) (10) **	8.80%	03/01/15					—	4,418	—	4,418
				Merrill Lynch & Co., Inc.
—	35,000	—	35,000	Senior Notes **	5.45%	07/15/14					—	29,948	—	29,948
				Merrill Lynch & Co., Inc.
—	34,000	—	34,000	Sub. Notes **	5.70%	05/02/17					—	22,290	—	22,290
				Merrill Lynch & Co., Inc.
—	40,000	—	40,000	Sub. Notes **	6.22%	09/15/26					—	23,662	—	23,662
				Schwab Capital Trust I
—	19,000	—	19,000	Company Guar. Notes (6) **	7.50%	11/15/37					—	13,178	—	13,178
				The Bear Stearns Cos., Inc.
—	70,000	—	70,000	Senior Notes **	5.70%	11/15/14					—	68,699	—	68,699
				Finance-Mortgage Loan/Banker				0.1%		0.1%
				Countrywide Financial Corp.
—	62,000	—	62,000	Company Guar. Notes **	5.80%	06/07/12					—	56,837	—	56,837
				Countrywide Financial Corp.
—	40,000	—	40,000	Company Guar. Notes **	4.00%	03/22/11					—	37,504	—	37,504
				Food-Misc.				0.3%		0.1%
				ConAgra Foods, Inc.
—	45,000	—	45,000	Notes **	7.00%	04/15/19					—	47,812	—	47,812
				General Mills, Inc.
—	39,000	—	39,000	Senior Notes **	5.65%	02/15/19					—	39,817	—	39,817
				Kraft Foods, Inc.
—	56,000	—	56,000	Senior Notes **	6.75%	02/19/14					—	61,017	—	61,017
				Kraft Foods, Inc.
—	68,000	—	68,000	Senior Notes **	6.88%	01/26/39					—	66,933	—	66,933
				Gambling (Non-Hotel)				0.0%		0.0%
				Downstream Development Authority
—	25,000	—	25,000	Senior Sec. Notes * **	12.00%	10/15/15					—	9,750	—	9,750
				Home Furnishings				0.0%		0.0%
				Simmons Co.
—	1,000	—	1,000	Senior Disc. Notes (2) **	10.00%	12/15/14					—	10	—	10
				Independent Power Producers				0.1%		0.1%
				NRG Energy, Inc.
—	105,000	—	105,000	Company Guar. Notes **	7.38%	02/01/16					—	101,063	—	101,063
			—	Insurance Brokers				0.1%		0.0%
				Marsh & McLennan Cos., Inc.
—	60,000	—	60,000	Senior Notes **	5.15%	09/15/10					—	59,183	—	59,183
				USI Holdings Corp.
—	25,000	—	25,000	Senior Sub. Notes * **	9.75%	05/15/15					—	12,000	—	12,000
				Insurance-Life/Health				0.4%		0.1%
				Americo Life, Inc.
—	134,000	—	134,000	Notes * **	7.88%	05/01/13					—	87,100	—	87,100
				Lincoln National Corp.
—	58,000	—	58,000	Senior Notes **	5.65%	08/27/12					—	37,943	—	37,943
				Monumental Global Funding II
—	66,000	—	66,000	Senior Sec. Notes * **	5.65%	07/14/11					—	63,639	—	63,639
				Pricoa Global Funding I
—	110,000	—	110,000	Notes * **	5.30%	09/27/13					—	96,445	—	96,445
				Prudential Financial, Inc.
—	40,000	—	40,000	Notes **	6.63%	12/01/37					—	24,583	—	24,583
				Insurance-Mutual				0.0%		0.0%
				Liberty Mutual Group, Inc.
—	45,000	—	45,000	Company Guar. Bonds * (6) **	10.75%	06/15/38					—	24,750	—	24,750
				Insurance-Property/Casualty				0.1%		0.0%
				ACE INA Holdings, Inc.
—	64,000	—	64,000	Company Guar. Notes **	5.60%	05/15/15					—	60,227	—	60,227
				W.R. Berkley Corp.
—	3,000	—	3,000	Senior Notes **	6.25%	02/15/37					—	2,005	—	2,005
				Investment Management/Advisor Services				0.1%		0.0%
				Ameriprise Financial, Inc.
—	51,000	—	51,000	Senior Notes **	5.35%	11/15/10					—	50,274	—	50,274

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount									Focused Growth and Income Portfolio			Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund		Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Machinery-Construction & Mining				0.1%		0.0%
				Caterpillar, Inc.
—	70,000	—	70,000	Senior Notes **	7.90%	12/15/18					—	75,257	—	75,257
				Medical Labs & Testing Services				0.2%		0.1%
				Roche Holdings, Inc.
—	72,000	—	72,000	Company Guar. Notes * **	5.00%	03/01/14					—	75,479	—	75,479
				Roche Holdings, Inc.
—	72,000	—	72,000	Company Guar. Notes * **	6.00%	03/01/19					—	74,862	—	74,862
				Medical Products				0.1%		0.0%
				Biomet, Inc.
—	15,000	—	15,000	Company Guar. Notes **	10.00%	10/15/17					—	15,600	—	15,600
				Biomet, Inc.
—	26,000	—	26,000	Company Guar. Notes (16) **	10.38%	10/15/17					—	25,025	—	25,025
				Medical-Biomedical/Gene				0.1%		0.0%
				Amgen, Inc.
—	45,000	—	45,000	Senior Notes **	6.40%	02/01/39					—	45,292	—	45,292
				Medical-Drugs				0.3%		0.1%
				Pfizer, Inc.
—	24,000	—	24,000	Senior Notes **	4.45%	03/15/12					—	25,216	—	25,216
				Pfizer, Inc.
—	80,000	—	80,000	Senior Notes **	7.20%	03/15/39					—	87,899	—	87,899
				Wyeth
—	126,000	—	126,000	Bonds **	5.50%	02/01/14					—	135,258	—	135,258
				Medical-HMO				0.1%		0.0%
				UnitedHealth Group, Inc.
—	35,000	—	35,000	Senior Notes **	5.25%	03/15/11					—	35,555	—	35,555
				WellPoint, Inc.
—	21,000	—	21,000	Senior Notes **	5.00%	01/15/11					—	21,299	—	21,299
				Medical-Hospitals				0.2%		0.1%
				Community Health Systems, Inc.
—	55,000	—	55,000	Company Guar. Notes **	8.88%	07/15/15					—	54,725	—	54,725
				HCA, Inc.
—	55,000	—	55,000	Senior Notes **	6.25%	02/15/13					—	47,300	—	47,300
				HCA, Inc.
—	30,000	—	30,000	Senior Sec. Notes **	9.13%	11/15/14					—	29,700	—	29,700
				HCA, Inc.
—	50,000	—	50,000	Senior Sec. Notes **	9.25%	11/15/16					—	49,500	—	49,500
				Medical-Wholesale Drug Distribution				0.1%		0.0%
				McKesson Corp.
—	35,000	—	35,000	Senior Notes **	6.50%	02/15/14					—	36,914	—	36,914
				Metal Processors & Fabrication				0.1%		0.0%
				Timken Co.
—	87,000	—	87,000	Notes **	5.75%	02/15/10					—	87,025	—	87,025
				Metal-Aluminum				0.1%		0.0%
				Alcoa, Inc.
—	65,000	—	65,000	Senior Notes **	6.50%	06/15/18					—	50,550	—	50,550
				Mining				0.0%		0.0%
				Noranda Aluminum Acquisition Corp.
—	25,000	—	25,000	Company Guar. Notes (1) (16) **	6.60%	11/15/14					—	8,750	—	8,750
				Multimedia				0.3%		0.1%
				News America, Inc.
—	80,000	—	80,000	Company Guar. Bonds **	7.30%	04/30/08					—	65,552	—	65,552
				Time Warner Entertainment Co. LP
—	111,000	—	111,000	Senior Notes **	8.38%	07/15/33					—	115,377	—	115,377
				Viacom, Inc.
—	90,000	—	90,000	Senior Notes **	6.25%	04/30/16					—	83,396	—	83,396
				Non-Hazardous Waste Disposal				0.1%		0.0%
				Waste Management, Inc.
—	29,000	—	29,000	Company Guar. Notes **	6.38%	11/15/12					—	29,548	—	29,548
				Waste Management, Inc.
—	40,000	—	40,000	Company Guar. Notes **	7.75%	05/15/32					—	38,750	—	38,750
				Office Automation & Equipment				0.3%		0.1%
				Pitney Bowes, Inc.
—	194,000	—	194,000	Senior Notes **	5.25%	01/15/37					—	190,190	—	190,190
				Xerox Corp.
—	35,000	—	35,000	Company Guar. Notes **	6.35%	05/15/18					—	28,350	—	28,350
				Oil Companies-Exploration & Production				0.4%		0.1%
				Anadarko Petroleum Corp.
—	40,000	—	40,000	Senior Notes **	6.45%	09/15/36					—	30,325	—	30,325
				Chesapeake Energy Corp.
—	175,000	—	175,000	Company Guar. Notes **	7.50%	09/15/13					—	166,250	—	166,250
				Hilcorp Energy I LP
—	30,000	—	30,000	Senior Notes * **	7.75%	11/01/15					—	24,450	—	24,450
				Kerr-McGee Corp.
—	56,000	—	56,000	Company Guar. Notes **	6.95%	07/01/24					—	44,677	—	44,677
				Sabine Pass LNG LP
—	75,000	—	75,000	Senior Sec. Notes **	7.50%	11/30/16					—	59,250	—	59,250
				Oil Companies-Integrated				0.1%		0.1%
				Hess Corp.
—	35,000	—	35,000	Senior Notes **	7.13%	03/15/33					—	31,247	—	31,247
				Hess Corp.
—	80,000	—	80,000	Senior Notes **	7.88%	10/01/29					—	75,923	—	75,923
				Oil Refining & Marketing				0.0%		0.0%
				Valero Energy Corp.
—	44,000	—	44,000	Senior Notes **	6.63%	06/15/37					—	34,837	—	34,837
				Oil-Field Services				0.0%		0.0%
				Weatherford International, Ltd.
—	40,000	—	40,000	Company Guar. Notes **	6.50%	08/01/36					—	27,656	—	27,656
				Paper & Related Products				0.1%		0.0%
				Georgia-Pacific LLC
—	30,000	—	30,000	Company Guar. Notes * **	7.00%	01/15/15					—	28,500	—	28,500
				Georgia-Pacific LLC

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount									Focused Growth and Income Portfolio			Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund		Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
—	10,000	—	10,000	Company Guar. Notes * **	7.13%	01/15/17					—	9,450	—	9,450
				Physicians Practice Management				0.1%		0.0%
				US Oncology, Inc.
—	55,000	—	55,000	Company Guar. Notes **	10.75%	08/15/14					—	51,013	—	51,013
				Pipelines				0.3%		0.1%
				Copano Energy LLC
—	95,000	—	95,000	Company Guar. Notes **	8.13%	03/01/16					—	86,450	—	86,450
				Dynegy-Roseton Danskammer
—	45,000	—	45,000	Pass Through Certs., Series B **	7.67%	11/08/16					—	38,250	—	38,250
				ONEOK, Inc.
—	40,000	—	40,000	Senior Notes **	6.00%	06/15/35					—	28,605	—	28,605
				Williams Cos., Inc.
—	90,000	—	90,000	Senior Notes **	7.88%	09/01/21					—	88,875	—	88,875
				Publishing-Periodicals				0.0%		0.0%
				Dex Media West LLC
—	2,000	—	2,000	Senior Notes **	8.50%	08/15/10					—	1,340	—	1,340
				The Reader’s Digest Association, Inc.
—	25,000	—	25,000	Company Guar. Notes **	9.00%	02/15/17					—	1,406	—	1,406
				Real Estate Investment Trusts				0.1%		0.0%
				PPF Funding, Inc.
—	60,000	—	60,000	Bonds * **	5.35%	04/15/12					—	43,927	—	43,927
				Simon Property Group LP
—	18,000	—	18,000	Senior Notes **	10.35%	04/01/19					—	18,788	—	18,788

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Recycling				0.0%		0.0%
				Aleris International, Inc.
—	45,000	—	45,000	Company Guar. Notes +(7)(10)(16) **	9.00%	12/15/14					—	450	—	450
				Rental Auto/Equipment				0.0%		0.0%
				United Rentals North America, Inc.
—	40,000	—	40,000	Company Guar. Notes **	7.75%	11/15/13					—	25,800	—	25,800
				Research & Development				0.0%		0.0%
				Alion Science and Technology Corp.
—	55,000	—	55,000	Company Guar. Notes **	10.25%	02/01/15					—	13,200	—	13,200
				Retail-Restaurants				0.1%		0.0%
				McDonald’s Corp.
—	42,000	—	42,000	Senior Notes **	5.70%	02/01/39					—	39,977	—	39,977
				NPC International, Inc.
—	45,000	—	45,000	Company Guar. Notes **	9.50%	05/01/14					—	40,275	—	40,275
				Savings & Loans/Thrifts				0.2%		0.1%
				Western Financial Bank
—	150,000	—	150,000	Sub. Notes **	9.63%	05/15/12					—	150,393	—	150,393
				Schools				0.1%		0.0%
				Princeton University
—	49,000	—	49,000	Notes **	5.70%	03/01/39					—	46,691	—	46,691
				Special Purpose Entities				0.2%		0.1%
				BankBoston Capital Trust III
—	53,000	—	53,000	Company Guar. Notes (1) **	2.07%	06/15/27					—	26,234	—	26,234
				Chukchansi Economic Development Authority
—	45,000	—	45,000	Senior Notes * **	8.00%	11/15/13					—	19,125	—	19,125
				Principal Life Global Funding I
—	100,000	—	100,000	Senior Sec. Notes * **	5.25%	01/15/13					—	92,598	—	92,598
				The Goldman Sachs Capital III
—	121,000	—	121,000	Company Guar. Notes (1) (8) **	2.03%	09/01/12					—	52,030	—	52,030
				Steel-Producers				0.3%		0.1%
				ArcelorMittal USA, Inc.
—	130,000	—	130,000	Senior Notes **	6.50%	04/15/14					—	109,924	—	109,924
				Reliance Steel & Aluminum Co.
—	60,000	—	60,000	Company Guar. Notes **	6.85%	11/15/36					—	35,138	—	35,138
				Ryerson, Inc.
—	50,000	—	50,000	Senior Sec. Notes * (1) **	8.55%	11/01/14					—	25,000	—	25,000
				United States Steel Corp.
—	45,000	—	45,000	Senior Notes **	7.00%	02/01/18					—	33,425	—	33,425
				Telecom Services				0.3%		0.1%
				Bellsouth Telecommunications, Inc.
—	174,000	—	174,000	Debentures **	7.00%	12/01/95					—	138,382	—	138,382
				Fairpoint Communications, Inc.
—	28,000	—	28,000	Senior Notes **	13.13%	04/01/18					—	7,665	—	7,665
				Qwest Corp.
—	65,000	—	65,000	Senior Notes **	7.50%	10/01/14					—	62,725	—	62,725
				Qwest Corp.
—	28,000	—	28,000	Senior Notes **	8.38%	05/01/16					—	27,860	—	27,860
				Telephone-Integrated				0.6%		0.2%
				AT&T Corp.
—	63,000	—	63,000	Company Guar. Notes **	7.30%	11/15/11					—	68,942	—	68,942
				AT&T, Inc.
—	35,000	—	35,000	Senior Notes **	5.63%	06/15/16					—	35,615	—	35,615
				AT&T, Inc.
—	70,000	—	70,000	Senior Notes **	6.30%	01/15/38					—	64,757	—	64,757
				Cincinnati Bell, Inc.
—	14,000	—	14,000	Company Guar. Notes **	7.00%	02/15/15					—	13,300	—	13,300
				Pacific Bell Telephone Co.
—	80,000	—	80,000	Company Guar. Notes **	7.13%	03/15/26					—	77,131	—	77,131
				Sprint Capital Corp.
—	17,000	—	17,000	Company Guar. Notes **	6.90%	05/01/19					—	14,110	—	14,110
				Sprint Capital Corp.
—	22,000	—	22,000	Company Guar. Notes **	8.38%	03/15/12					—	21,092	—	21,092
				Sprint Capital Corp.
—	65,000	—	65,000	Company Guar. Notes **	8.75%	03/15/32					—	49,400	—	49,400
				Verizon Communications, Inc.
—	28,000	—	28,000	Senior Notes **	6.35%	04/01/19					—	29,095	—	29,095
				Verizon Pennsylvania, Inc.
—	35,000	—	35,000	Senior Bonds **	8.35%	12/15/30					—	34,472	—	34,472
				Verizon Virginia, Inc.
—	35,000	—	35,000	Senior Notes **	4.63%	03/15/13					—	34,373	—	34,373
				Television				0.0%		0.0%
				Allbritton Communications Co.
—	7,000	—	7,000	Senior Sub. Notes **	7.75%	12/15/12					—	3,185	—	3,185
				Paxson Communications Corp.
—	60,847	—	60,847	Senior Sec. Notes * (7) (10) (16) **	7.38%	01/15/13					—	456	—	456
				Young Broadcasting, Inc.
—	25,000	—	25,000	Company Guar. Notes + (7) (10) **	10.00%	03/01/11					—	125	—	125
			—	Tools-Hand Held				0.1%		0.0%
				Black & Decker Corp.
—	35,000	—	35,000	Notes **	8.95%	04/15/14					—	36,853	—	36,853
				Transport-Air Freight				0.3%		0.1%
				Atlas Air, Inc.
				Pass Through Certs.
—	366,911	—	366,911	Series 1991-1, Class B **	7.63%	01/02/15					—	234,823	—	234,823

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Transport-Equipment & Leasing				0.0%		0.0%
				GATX Corp.
—	16,000	—	16,000	Pass Through Certs. **	9.00%	11/15/13					—	16,638	—	16,638
				Transport-Rail				0.1%		0.1%
				CSX Corp.
—	51,000	—	51,000	Senior Notes **	6.15%	05/01/37					—	40,518	—	40,518
				CSX Corp.
—	40,000	—	40,000	Senior Notes **	6.25%	04/01/15					—	40,020	—	40,020
				CSX Corp.
—	27,000	—	27,000	Senior Notes **	6.25%	03/15/18					—	25,558	—	25,558
				Transport-Services				0.1%		0.1%
				PHI, Inc.
—	75,000	—	75,000	Company Guar. Notes **	7.13%	04/15/13					—	54,375	—	54,375
				United Parcel Service, Inc.
—	20,000	—	20,000	Senior Notes **	3.88%	04/01/14					—	20,617	—	20,617
				United Parcel Service, Inc.
—	13,000	—	13,000	Senior Notes **	5.13%	04/01/19					—	13,309	—	13,309

				TOTAL CORPORATE BONDS & NOTES			0.0%	13.4%	0.0%	4.3%	—	10,801,332	—	10,801,332

				FOREIGN CORPORATE BONDS & NOTES				3.0%		0.9%
				Banks-Commercial				0.3%		0.1%
				Banco Continental de Panama SA
—	35,000	—	35,000	Notes * **	6.63%	12/01/10					—	35,000	—	35,000
				Barclays Bank PLC
—	80,000	—	80,000	Jr. Sub. Notes * (6) **	5.93%	12/31/16					—	31,967	—	31,967
				Caisse Nationale des Caisses d’Epargne et de Prevoyance
—	109,000	—	109,000	Senior Notes (1) (8) **	3.06%	12/30/09					—	66,490	—	66,490
				Credit Agricole SA
—	71,000	—	71,000	Jr. Sub. Notes * (6) **	6.64%	05/31/17					—	34,028	—	34,028
				Credit Suisse New York
—	60,000	—	60,000	Senior Notes (1) (8) **	5.50%	05/01/14					—	60,154	—	60,154
				Lloyds Banking Group PLC
—	40,000	—	40,000	Jr. Sub. Notes * **	5.92%	10/01/15					—	11,000	—	11,000
				Brewery				0.1%		0.0%
				SABMiller PLC
—	41,000	—	41,000	Notes * **	6.50%	07/15/18					—	40,246	—	40,246
				Containers-Metal/Glass				0.1%		0.0%
				Rexam PLC
—	51,000	—	51,000	Senior Notes * **	6.75%	06/01/13					—	43,934	—	43,934
				Cruise Lines				0.1%		0.0%
				Royal Caribbean Cruises, Ltd.
—	70,000	—	70,000	Senior Notes **	7.00%	06/15/13					—	54,250	—	54,250
				Diversified Manufacturing Operations				0.0%		0.0%
				Bombardier, Inc.
—	21,000	—	21,000	Senior Notes * **	8.00%	11/15/14					—	18,375	—	18,375
				Diversified Minerals				0.1%		0.0%
				Anglo American Capital PLC
—	42,000	—	42,000	Company Guar. Notes **	9.38%	04/05/19					—	42,755	—	42,755
				Diversified Operations				0.1%		0.0%
				Hutchison Whampoa International, Ltd.
—	77,000	—	77,000	Company Guar. Notes **	7.63%	04/09/19					—	75,689	—	75,689
				Electric-Integrated				0.3%		0.1%
				Electricite de France
—	56,000	—	56,000	Notes * **	6.50%	01/26/19					—	60,282	—	60,282
				Electricite de France
—	70,000	—	70,000	Notes * **	6.95%	01/26/39					—	73,807	—	73,807
				Empresa Nacional de Electricidad SA
—	84,000	—	84,000	Bonds **	7.33%	02/01/37					—	77,685	—	77,685
				Food-Retail				0.1%		0.0%
				Delhaize Group
—	90,000	—	90,000	Senior Notes **	6.50%	06/15/17					—	88,220	—	88,220
				Insurance-Multi-line				0.1%		0.1%
				Aegon NV
—	156,000	—	156,000	Senior Notes (1) (8) **	3.22%	06/15/17					—	43,937	—	43,937
				XL Capital Finance PLC
—	32,000	—	32,000	Company Guar. Notes **	6.50%	01/15/12					—	25,772	—	25,772
				XL Capital, Ltd.
—	56,000	—	56,000	Senior Notes **	5.25%	09/15/14					—	40,047	—	40,047
				Investment Companies				0.0%		0.0%
				Xstrata Finance Canada, Ltd.
—	40,000	—	40,000	Company Guar. Notes * **	6.90%	11/15/37					—	24,894	—	24,894
				Medical Products				0.0%		0.0%
				Angiotech Pharmaceuticals, Inc.
—	15,000	—	15,000	Company Guar. Notes (1) **	5.01%	12/01/13					—	10,500	—	10,500
				Angiotech Pharmaceuticals, Inc.
—	55,000	—	55,000	Company Guar. Notes **	7.75%	04/01/14					—	21,313	—	21,313
				Medical-Drugs				0.1%		0.1%
				Elan Finance PLC
—	40,000	—	40,000	Company Guar. Bonds **	7.75%	11/15/11					—	35,600	—	35,600
				Novartis Securities Investment, Ltd.
—	65,000	—	65,000	Company Guar. Notes **	5.13%	02/10/19					—	66,555	—	66,555
				Metal-Diversified				0.0%		0.0%
				Falconbridge, Ltd.
—	43,715	—	43,715	Senior Notes **	7.35%	06/05/12					—	38,578	—	38,578
				Oil Companies-Exploration & Production				0.1%		0.0%
				Nexen, Inc.
—	36,000	—	36,000	Bonds **	5.88%	03/10/35					—	24,908	—	24,908
				OPTI Canada, Inc.
—	50,000	—	50,000	Senior Notes **	7.88%	12/15/14					—	26,875	—	26,875
				Oil Companies-Integrated				0.2%		0.1%
				Petro-Canada

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
—	30,000	—	30,000	Senior Notes **	6.05%	05/15/18					—	27,322	—	27,322
				Shell International Finance BV
—	35,000	—	35,000	Company Guar. Notes **	4.00%	03/21/14					—	36,093	—	36,093
				StatoilHydro ASA
—	53,000	—	53,000	Notes **	5.25%	04/15/19					—	54,219	—	54,219
				Suncor Energy, Inc.
—	49,000	—	49,000	Senior Notes **	6.85%	06/01/39					—	41,168	—	41,168
				Printing-Commercial				0.0%		0.0%
				Quebecor World Capital Corp.
—	30,000	—	30,000	Company Guar. Notes *+ (7) (15) **	8.75%	03/15/16					—	638	—	638
				Satellite Telecom				0.1%		0.0%
				Intelsat Intermediate Holding Co., Ltd.
—	20,000	—	20,000	Senior Notes * (2) **	9.50%	02/01/15					—	18,000	—	18,000
				Intelsat Subsidiary Holding Co., Ltd.
—	50,000	—	50,000	Senior Notes * **	8.50%	01/15/13					—	49,500	—	49,500
				Intelsat Subsidiary Holding Co., Ltd.
—	25,000	—	25,000	Senior Notes **	8.88%	01/15/15					—	24,875	—	24,875

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				Sovereign Agency				0.1%		0.0%
				MDC-GMTN B.V.
—	45,000	—	45,000	Company Guar. Notes **	7.63%	05/06/19					—	44,675	—	44,675
				Special Purpose Entities				0.6%		0.2%
				Aries Vermoegensverwaltungs GmbH
—	250,000	—	250,000	Sec. Notes **	9.60%	10/25/14					—	313,750	—	313,750
				Hybrid Capital Funding I LP
—	286,000	—	286,000	Bonds (8) **	8.00%	06/30/11					—	55,055	—	55,055
				SMFG Preferred Capital, Ltd.
—	121,000	—	121,000	Sub. Notes * (6) **	6.08%	01/25/17					—	84,020	—	84,020
				Telephone-Integrated				0.2%		0.1%
				Deutsche Telekom International Finance BV
—	35,000	—	35,000	Company Guar. Bonds **	6.75%	08/20/18					—	36,405	—	36,405
				Telecom Italia Capital SA
—	60,000	—	60,000	Company Guar. Notes **	4.95%	09/30/14					—	55,453	—	55,453
				Telecom Italia Capital SA
—	115,000	—	115,000	Company Guar. Bonds **	6.20%	07/18/11					—	115,867	—	115,867
				Transport-Marine				0.1%		0.0%
				DP World, Ltd.
—	121,000	—	121,000	Bonds * **	6.85%	07/02/37					—	72,971	—	72,971
				Transport-Rail				0.2%		0.1%
				Canadian National Railway Co.
—	130,000	—	130,000	Senior Notes **	6.38%	10/15/11					—	141,822	—	141,822
				Wireless Equipment				0.0%		0.0%
				Nokia Corp.
—	31,000	—	31,000	Senior Notes **	5.38%	05/15/19					—	30,713	—	30,713

				TOTAL FOREIGN CORPORATE BONDS & NOTES			0.0%	3.0%	0.0%	0.9%	—	2,375,407	—	2,375,407

				U.S. GOVERNMENT AGENCIES				16.0%		5.2%
				Federal Home Loan Mtg. Corp.				9.5%		3.1%
—	178,590	—	178,590	Federal Home Loan Mtg. Corp. **	4.50%	01/01/39					—	181,741	—	181,741
—	25,207	—	25,207	Federal Home Loan Mtg. Corp. **	5.00%	05/01/34					—	25,982	—	25,982
—	686,273	—	686,273	Federal Home Loan Mtg. Corp. **	5.00%	05/01/34					—	707,357	—	707,357
—	534,525	—	534,525	Federal Home Loan Mtg. Corp. **	5.00%	06/01/34					—	550,946	—	550,946
—	140,418	—	140,418	Federal Home Loan Mtg. Corp. **	5.00%	06/01/34					—	144,731	—	144,731
—	89,540	—	89,540	Federal Home Loan Mtg. Corp. **	5.00%	07/01/35					—	92,207	—	92,207
—	462,374	—	462,374	Federal Home Loan Mtg. Corp. **	5.00%	10/01/35					—	476,146	—	476,146
—	319,495	—	319,495	Federal Home Loan Mtg. Corp. **	5.00%	11/01/35					—	329,011	—	329,011
—	29,766	—	29,766	Federal Home Loan Mtg. Corp. **	5.00%	11/01/36					—	30,639	—	30,639
—	199,527	—	199,527	Federal Home Loan Mtg. Corp. **	5.00%	03/01/38					—	205,303	—	205,303
—	411,150	—	411,150	Federal Home Loan Mtg. Corp. **	5.50%	07/01/34					—	426,619	—	426,619
—	200,159	—	200,159	Federal Home Loan Mtg. Corp. **	5.50%	09/01/37					—	207,241	—	207,241
—	478,015	—	478,015	Federal Home Loan Mtg. Corp. **	5.50%	01/01/38					—	495,104	—	495,104
—	466,420	—	466,420	Federal Home Loan Mtg. Corp. **	5.50%	07/01/38					—	482,921	—	482,921
—	343,183	—	343,183	Federal Home Loan Mtg. Corp. (1) **	5.81%	01/01/37					—	358,503	—	358,503
—	464,638	—	464,638	Federal Home Loan Mtg. Corp. (1) **	5.96%	10/01/36					—	486,344	—	486,344
—	72,259	—	72,259	Federal Home Loan Mtg. Corp. **	6.00%	12/01/33					—	76,037	—	76,037
—	281,772	—	281,772	Federal Home Loan Mtg. Corp. **	6.00%	10/01/37					—	294,435	—	294,435
—	212,519	—	212,519	Federal Home Loan Mtg. Corp. **	6.50%	03/01/36					—	225,407	—	225,407
—	6,565	—	6,565	Federal Home Loan Mtg. Corp. **	6.50%	05/01/36					—	6,963	—	6,963
—	118,191	—	118,191	Federal Home Loan Mtg. Corp. **	6.50%	11/01/37					—	125,351	—	125,351
—	112,273	—	112,273	Federal Home Loan Mtg. Corp. **	7.00%	04/01/32					—	120,344	—	120,344
				Federal Home Loan Mtg. Corp. REMIC
—	304,000	—	304,000	Series 3102, Class PG **	5.00%	11/15/28					—	314,362	—	314,362
				Federal Home Loan Mtg. Corp. REMIC
—	390,000	—	390,000	Series 3317, Class PD **	5.00%	09/15/31					—	407,970	—	407,970
				Federal Home Loan Mtg. Corp. REMIC
—	615,000	—	615,000	Series 3116, Class PD **	5.00%	10/15/34					—	643,256	—	643,256
				Federal Home Loan Mtg. Corp. REMIC
—	232,000	—	232,000	Series 3349, Class HB **	5.50%	06/15/31					—	241,898	—	241,898
				Federal National Mtg. Assoc.				5.0%		1.6%
—	152,896	—	152,896	Federal National Mtg. Assoc. **	4.50%	01/01/39					—	155,765	—	155,765
—	47,000	—	47,000	Federal National Mtg. Assoc. **	5.00%	03/15/16					—	52,123	—	52,123
—	136,364	—	136,364	Federal National Mtg. Assoc. **	5.00%	08/01/18					—	142,133	—	142,133
—	114,130	—	114,130	Federal National Mtg. Assoc. **	5.00%	07/01/37					—	117,505	—	117,505
—	213,446	—	213,446	Federal National Mtg. Assoc. **	5.50%	11/01/22					—	222,363	—	222,363
—	744,374	—	744,374	Federal National Mtg. Assoc. **	5.50%	12/01/33					—	774,454	—	774,454
—	244,650	—	244,650	Federal National Mtg. Assoc. (1) **	5.50%	02/01/36					—	254,502	—	254,502
—	213,687	—	213,687	Federal National Mtg. Assoc. **	5.50%	11/01/36					—	221,688	—	221,688
—	8,015	—	8,015	Federal National Mtg. Assoc. **	5.50%	08/01/38					—	8,312	—	8,312
—	69,218	—	69,218	Federal National Mtg. Assoc. **	6.00%	12/01/33					—	72,945	—	72,945
—	499,353	—	499,353	Federal National Mtg. Assoc. **	6.00%	11/01/36					—	519,850	—	519,850
—	612,087	—	612,087	Federal National Mtg. Assoc. **	6.00%	07/01/38					—	640,517	—	640,517
—	215,019	—	215,019	Federal National Mtg. Assoc. **	6.50%	09/01/32					—	230,376	—	230,376
—	92,347	—	92,347	Federal National Mtg. Assoc. **	6.50%	07/01/36					—	97,975	—	97,975
—	90,347	—	90,347	Federal National Mtg. Assoc. **	6.50%	10/01/37					—	95,849	—	95,849
				Federal National Mtg. Assoc. REMIC
—	385,000	—	385,000	Series 2005-12, Class BE **	5.00%	11/25/30					—	402,392	—	402,392
				Government National Mtg. Assoc.				1.5%		0.5%
—	345,685	—	345,685	Government National Mtg. Assoc. **	5.50%	05/15/33					—	360,802	—	360,802
—	276,918	—	276,918	Government National Mtg. Assoc. **	5.50%	12/15/33					—	289,027	—	289,027
—	410,136	—	410,136	Government National Mtg. Assoc. **	6.00%	09/15/38					—	428,327	—	428,327
—	95,182	—	95,182	Government National Mtg. Assoc. **	7.50%	01/15/32					—	102,704	—	102,704

				TOTAL U.S. GOVERNMENT AGENCIES			0.0%	16.0%	0.0%	5.2%	—	12,846,427	—	12,846,427

PRO FORMA COMBINED FUND PORTFOLIO OF INVESTMENTS

AS OF April 30, 2009

(UNAUDITED)

Principal Amount												Market Value (Note 2)
Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Security Description	Coupon	Maturity Date	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Combined	Growth and Income Fund	Balanced Assets	Focused Growth and Income Portfolio	Pro Forma Combined
				U.S. GOVERNMENT TREASURIES				5.1%		1.6%
				United States Treasury Bonds				0.9%		0.3%
—	495,000	—	495,000	United States Treasury Bonds **	4.38%	02/15/38					—	520,214	—	520,214
—	38,000	—	38,000	United States Treasury Bonds **	4.50%	05/15/38					—	40,892	—	40,892
—	107,000	—	107,000	United States Treasury Bonds **	5.25%	11/15/28					—	123,384	—	123,384
—	33,000	—	33,000	United States Treasury Bonds **	8.13%	08/15/19					—	46,257	—	46,257
				United States Treasury Notes				4.2%		1.3%
—	558,000	—	558,000	United States Treasury Notes **	2.00%	11/30/13					—	560,441	—	560,441
—	45,000	—	45,000	United States Treasury Notes **	2.75%	02/28/13					—	46,895	—	46,895
—	105,000	—	105,000	United States Treasury Notes **	2.75%	02/15/19					—	101,702	—	101,702
—	446,000	—	446,000	United States Treasury Notes **	2.88%	01/31/13					—	466,871	—	466,871
—	102,000	—	102,000	United States Treasury Notes **	3.38%	07/31/13					—	108,749	—	108,749
—	97,000	—	97,000	United States Treasury Notes **	3.50%	02/15/18					—	100,600	—	100,600
—	800,000	—	800,000	United States Treasury Notes **	3.63%	06/15/10					—	827,531	—	827,531
—	102,000	—	102,000	United States Treasury Notes **	3.75%	11/15/18					—	107,236	—	107,236
—	31,000	—	31,000	United States Treasury Notes **	3.88%	05/15/18					—	33,037	—	33,037
—	206,000	—	206,000	United States Treasury Notes **	4.00%	08/15/18					—	220,999	—	220,999
—	24,000	—	24,000	United States Treasury Notes **	4.25%	08/15/15					—	26,664	—	26,664
—	150,000	—	150,000	United States Treasury Notes **	4.25%	11/15/17					—	164,520	—	164,520
—	200,000	—	200,000	United States Treasury Notes **	4.50%	11/15/15					—	225,625	—	225,625
—	400,000	—	400,000	United States Treasury Notes **	4.88%	06/30/09					—	403,125	—	403,125

				TOTAL U.S. GOVERNMENT TREASURIES			0.0%	5.1%	0.0%	1.6%	—	4,124,742	—	4,124,742

				TOTAL LONG TERM SECURITIES			93.9%	96.4%	99.7%	97.6%	43,544,358	77,522,073	122,925,060	243,991,491

				SHORT TERM INVESTMENTS					0.6%	0.3%
—	—	728,000	—	Euro Time Deposit with State Street Bank & Trust Co.	0.01%	5/1/09					—	—	728,000	728,000

				REPURCHASE AGREEMENTS (13)			1.0%	3.5%		1.3%
470,000	—	—	470,000	State Street Bank & Trust Co. Joint Repo Agreement	0.01%	5/1/09					470,000	—	—	470,000
—	2,815,000		2,815,000	State Street Bank & Trust Co. Joint Repo Agreement	0.01%	5/1/09					—	2,815,000	—	2,815,000

				TOTAL REPURCHASE AGREEMENTS			1.0%	3.5%	0.0%	1.3%	470,000	2,815,000	—	3,285,000

				Total Investments (cost $148,586,901; $89,465,689 and $48,998,013 ) (14)			94.9%	99.9%	100.3%	99.2%	44,014,358	80,337,073	123,653,060	248,004,491
				Liabilities in excess of other assets					-0.3%			—	(402,467)	—
				Other assets less liabilities (18)			5.1%	0.1%		0.8%	2,352,418	101,491		2,041,327

				NET ASSETS			100.0%	100.0%	100.0%	100.0%	46,366,776	80,438,564	123,250,593	$250,045,818

+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Funds have no right to demand registration of these securities. At April 30, 2009, the aggregate value of these securities was $2,577,292 representing 3.2% of net assets of the Balanced Assets Fund and 1.0% of net assets of the Pro Forma Combined Fund. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Variable Rate Security- the rate reflected is as of April 30, 2009, maturity date reflects the stated maturity date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Variable Rate Security- the rate reflected is as of April 30, 2009, maturity date reflects next reset date.
(7)	Bond in default
(8)	Perpetual maturity- maturity date reflects the next call date.
(9)	Fair valued security; see Note 2
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Illiquid security. At April 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(12)	To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in such securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2009, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy
7.90% due 7/15/2009	1/10/2006	$150,000	$0	$0	$0	0.00%

(13)	See Note 3 for details on Joint Repurchase Agreement.
(14)	See Note 7 for cost of investments on a tax basis.
(15)	Company has filed bankruptcy in country of issuance.
(16)	Income may be received in cash or additional shares at the discretion of the issuer.
(17)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(18)	Includes adjustment for the remaining balances of any prepaid expenses of the Growth & Income Fund and the Balanced Assets Fund to be expensed prior to the reorganization.

ADR - American Depository Receipt

REMIC- Real Estate Mortgage Investment Conduit

As of April 30, 2009, all of the securities held by the Growth and Income Fund and the Balanced Assets Fund would comply with the compliance guidelines and/or investment restrictions of the Focused Growth and Income Portfolio, except as noted below with respect to the limits on the number of portfolio holdings, securities of the Growth and Income Fund, Balanced Assets Fund and the Focused Growth and Income Portfolio may be disposed of in connection with the transaction(s) as a result of differing management styles, the rebalancing of portfolio holdings, or for other reasons, at the discretion of the respective portfolio managers of the Funds.

**	Based on the portfolio holdings of the Growth and Income Fund, Balanced Assets and the Focused Growth and Income Portfolio as of April 30, 2009, these securities represent securities that are anticipated to be sold. The anticipated sales of the Growth and Income Fund and the Balanced Assets Fund securities are primarily as a result of the limits on the number of securities that the Focused Growth and Income Portfolio is able to hold pursuant to its focused strategy. The anticipated sales of the securities of the Focused Growth and Income Portfolio are primarily a result of SAAMCo assuming management of the Combined Fund.

See Notes to Pro Forma Combined Financial Statements

PRO FORMA COMBINED FUND CONDENSED STATEMENT OF

ASSETS AND LIABILITIES AS OF APRIL 30, 2009 (UNAUDITED)

	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Adjustments	Pro Forma Combined
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$43,544,358	$77,522,073	$122,925,060		$243,991,491
Short-term investment securities, at market value (unaffiliated)*	—	—	728,000		728,000
Repurchase agreements (cost approximates market value)	470,000	2,815,000	—		3,285,000

Total investments	44,014,358	80,337,073	123,653,060		248,004,491

Cash	452	1,346	42		1,840
Receivable for:
Fund shares sold	1,545	11,918	13,039		26,502
Dividends and interest	56,844	471,990	162,415		691,249
Investments sold	4,664,329	1,894,285	—		6,558,614
Prepaid expenses and other assets	7,401	13,198	78,125	(10,115) A	88,609
Due from investment adviser for expense reimbursements/fee waivers	2,706	4,186	12,988		19,880

Total assets	48,747,635	82,733,996	123,919,669	(10,115)	255,391,185

LIABILITIES:
Payable for:
Fund shares redeemed	77,433	97,661	366,033		541,127
Investments purchased	2,158,621	1,967,925	—		4,126,546
Investment advisory and management fees	28,048	48,911	101,147		178,106
Distribution and service maintenance fees	20,755	29,766	65,531		116,052
Transfer agent fees and expenses	23,952	34,342	44,401		102,695
Trustees’/Director’s fee and expenses	6,030	13,614	7,894		27,538
Other accrued expenses	65,707	102,779	84,070		252,556
Line of credit	313	434	—		747

Total liabilities	2,380,859	2,295,432	669,076		5,345,367

Net Assets	$46,366,776	$80,438,564	$123,250,593	$(10,115)	$250,045,818

NET ASSETS REPRESENTED BY:
Shares of beneficial interest/Common stock, $0.01/ $.0001 par value	$53,376	$74,749	$1,252	(126,864) B	$2,513
Paid-in capital	113,942,087	179,597,634	299,574,597	126,864	593,241,182

	113,995,463	179,672,383	299,575,849		593,243,695
Accumulated undistributed net investment income (loss)	274,571	1,195,668	(198,503)	(10,115) A	1,261,621
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(62,919,603)	(91,314,051)	(151,192,912)		(305,426,566)
Unrealized appreciation (depreciation) on investments	(4,983,655)	(9,115,436)	(24,933,841)		(39,032,932)

Net Assets	$46,366,776	$80,438,564	$123,250,593	$(10,115)	$250,045,818

*Cost
Long-term investment securities (unaffiliated)	$48,528,013	$86,650,689	$147,858,901		$283,037,603

Short-term investment securities (unaffiliated)	$—	$—	$728,000		728,000

Class A :
Net assets	$31,708,138	$66,869,794	$67,128,416	$(7,673) A	$165,698,675
Shares of beneficial interest issued and outstanding/Shares outstanding	3,576,413	6,212,825	6,556,921	(163,236) B	16,182,923
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.87	$10.76	$10.24		$10.24
Maximum sales charge (5.75% of offering price)	0.54	0.66	0.62		0.62

Maximum offering price to public	$9.41	$11.42	$10.86		$10.86

Class B :
Net assets	$4,966,936	$6,110,778	$18,286,229	$(923) A	$29,363,020
Shares of beneficial interest issued and outstanding/Shares outstanding	595,745	568,888	1,941,379	11,247 B	3,117,259

Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.34	$10.74	$9.42		$9.42

Class C :
Net assets	$9,528,494	$7,038,686	$37,835,948	$(1,474) A	$54,401,654
Shares of beneficial interest issued and outstanding/Shares outstanding	1,147,144	654,278	4,018,058	(42,854) B	5,776,626

Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.31	$10.76	$9.42		$9.42

Class I :
Net assets	$163,208	$419,306	$—	$(45) A	$582,469
Shares of beneficial interest issued and outstanding/Shares outstanding	18,331	38,921	—	(370) B	56,882

Net asset value, offering and redemption price per share	$8.90	$10.77	$—		$10.24

(A)	To adjust for the remaining balances of any prepaid expenses of the Growth and Income Fund and the Balanced Assets Fund to be expensed prior to the reorganization.
(B)	To adjust for a tax free exchange of Growth and Income Fund and Balanced Assets Fund shares for shares of Focused Growth and Income Portfolio.

See Notes to Pro Forma Combined Financial Statements.

PRO FORMA COMBINED FUND CONDENSED STATEMENT OF OPERATIONS

FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2009 (UNAUDITED)

	Growth and Income Fund	Balanced Assets Fund	Focused Growth and Income Portfolio	Pro Forma Adjustments	Pro Forma Combined
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,795,722	$1,409,756	$3,785,379	—	$6,990,857
Interest (unaffiliated)	16,544	2,481,056	471,558	—	2,969,158

Total investment income*	1,812,266	3,890,812	4,256,937	—	9,960,015

EXPENSES:
Investment advisory and management fees	479,448	761,948	2,643,801	(655,108) C	3,230,089
Distribution and service maintenance fees
Class A	146,746	293,009	609,316	1,948 D	1,051,019
Class B	86,822	85,587	295,751	797 D	468,957
Class C	130,914	88,216	607,147	1,421 D	827,698
Service fees Class I	563	1,239	—	3 D	1,805
Transfer agent fees and expenses
Class A	124,175	243,904	420,344	—	788,423
Class B	28,269	26,970	81,055	—	136,294
Class C	37,684	24,438	153,577	—	215,699
Class I	968	1,317	—	—	2,285
Registration fees
Class A	14,014	15,649	24,141	(25,804) E	28,000
Class B	8,592	8,940	12,014	(15,046) E	14,500
Class C	9,886	9,421	15,122	(17,429) E	17,000
Class I	8,888	8,960	—	(8,948) E	8,900
Custodian and accounting fees	44,537	126,264	122,149	(191,450) E	101,500
Reports to shareholders	29,796	40,201	97,447	(2,644) E	164,800
Audit and tax fees	39,526	42,384	34,914	(80,909) E	35,915
Legal fees	21,745	23,592	17,916	(41,253) E	22,000
Trustees’/Directors’ fees and expenses	8,091	12,261	43,046	— E	63,398
Interest expense	—	45	2,080	(45) E	2,080
Other expenses	16,555	26,479	23,727	(38,761) E	28,000

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,237,219	1,840,824	5,203,547	(1,073,228)	7,208,362
Net (fees waived and expenses reimbursed)/recouped by investment adviser	(18,050)	(28,120)	(90,368)	208,145 F	71,607
Custody credits earned on cash balances	(28)	(182)	(535)	—	(745)
Fees paid indirectly	(10,933)	(5,863)	(38,638)	—	(55,434)

Net expenses	1,208,208	1,806,659	5,074,006	(865,083)	7,223,790

Net investment income (loss)	604,058	2,084,153	(817,069)	865,083	2,736,225

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on investments (unaffiliated)	(27,463,916)	(20,218,320)	(83,395,667)	—	(131,077,903)

Net realized gain (loss) on investments	(27,463,916)	(20,218,320)	(83,395,667)	—	(131,077,903)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,816,721)	(13,181,112)	(29,994,917)	—	(48,992,750)

Net unrealized gain (loss) on investments	(5,816,721)	(13,181,112)	(29,994,917)	—	(48,992,750)

Net realized and unrealized gain (loss) on investments and foreign currencies	(33,280,637)	(33,399,432)	(113,390,584)		(180,070,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,676,579)	$(31,315,279)	$(114,207,653)	$865,083	$(177,334,428)

* Net of foreign withholding taxes on interest and dividends of	$950	$630	$—		$1,580

(C)	Reflects adjustments to expenses based on surviving fund’s management fee of 0.75% and combined net assets.
(D)	Adjustment is due to 365 days vs. 366 days.
(E)	Reflects adjustments to expenses based on surviving fund’s fee schedules and combined net assets and duplicate services or fees.
(F)	Reflects adjustments to expenses waived/reimbursed by investment advisor based on pro forma expenses.

See Notes to Pro Forma Combined Financial Statements

Notes to Pro Forma Combined Financial Statements as of April 30, 2009 (Unaudited)

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma unaudited financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the Growth and Income Fund, Balanced Assets Fund and the Focused Growth and Income Portfolio and the consummation of the Reorganization. The Reorganization would involve the transfer of the assets of the Growth and Income Fund and Balanced Assets Fund in exchange for the assumption of liabilities of the Growth and Income Fund and Balanced Assets Fund and shares of the Focused Growth and Income Portfolio. The statement of assets and liabilities and the related statement of operations of the Growth and Income Fund, Balanced Assets Fund and the Focused Growth and Income Portfolio have been combined as of and for the twelve months ended April 30, 2009. Following the Reorganization, the Focused Growth and Income Portfolio will be the accounting survivor as well as the legal survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. SunAmerica Asset Management Corp. will pay the cost of the Reorganization other than any transaction costs relating to the sale of the Growth and Income Fund’s, Balanced Assets Fund’s and the Focused Growth and Income Portfolio’s portfolio securities prior to or after the Reorganization as described in the Agreement and plan of Reorganization.

The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Pro Forma Statements should be read in conjunction with the historical financial statements of the Focused Growth and Income Portfolio, Growth and Income Fund and the Balanced Assets Fund which are incorporated by reference into their respective Statements of Additional Information.

NOTE 2 - VALUATION

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price each of the Growth and Income Fund’s, the Balanced Asset Fund’s and the Focused Growth and Income Portfolio’s shares, and each of the Growth and Income Fund, the Balanced Asset Fund and the Focused Growth and Income Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Growth and Income Fund, the Balanced Asset Fund or the Focused Growth and Income Portfolio determines that closing prices do not reflect the fair value of its respective securities, it will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. Each of the Growth and Income Fund, the Balanced Asset Fund and the Focused Growth and Income Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, each of the Growth and Income Fund, the Balanced Asset Fund and the Focused Growth and Income Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Growth and Income Fund, the Balanced Assets Fund or the Focused Growth and Income Portfolio, as the case may be, if acquired within 60 days of maturity or, if already held by the Fund on the 60 th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2009:

Valuation Inputs	Pro Forma Combined Investments in Securities	Pro Forma Combined Other Financial Instruments*
Level 1 - Unadjusted Quoted Prices	$215,838,073	$—
Level 2 - Other Significant Observable Inputs	31,686,675	—
Level 3 - Significant Unobservable Inputs	479,743	—

Total	$248,004,491	$—

NOTE 3 - CAPITAL SHARES

The pro forma combined net asset value per share assumes the issuance of additional shares of the Focused Growth and Income Portfolio which would have been issued at April 30, 2009 in connection with the proposed Reorganizations. The amount of additional shares assumed to be issued was calculated based on the April 30, 2009 net asset value of the Focused Growth and Income Portfolio Class A ($10.24), Class B ($9.42), Class C ($9.42) and Class I ($10.24).

The pro forma number of shares outstanding are determined as follows:

	Class A	Class B	Class C	Class I

Shares of Focused Growth and Income Portfolio	6,556,921	1,941,379	4,018,058	—

Additional Shares to be issued to Focused Growth and Income Portfolio	9,626,002	1,175,880	1,758,568	56,882

Pro Forma Shares outstanding	16,182,923	3,117,259	5,776,626	56,882

These pro forma financial statements assume that all shares of the Growth and Income Fund and Balanced Assets Fund Class A, Class B, Class C and Class I outstanding on April 30, 2009 were exchanged, tax free, for the Focused Growth and Income Portfolio Class A, Class B, Class C and Class I shares, respectively.

NOTE 4 - PRO FORMA OPERATING EXPENSES

The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of the Focused Growth and Income Portfolio, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of the Focused Growth and Income Portfolio, Growth and Income Fund and Balanced Assets Fund combined, adjusted for certain items which are factually supportable. Effective upon the closing of the Reorganizations, the management fee under the Investment Advisory and Management Agreement for the Focused Growth and Income Portfolio will be reduced from 1.00% of average daily net assets of the Portfolio to 0.75% of average daily net assets of the Portfolio. Advisory fees have been charged to the combined entity based upon the management fee that will be in effect under the Investment Advisory and Management Agreement for the Focused Growth and Income Portfolio upon the closing date of the Reorganizations at the level of assets of the combined fund for the stated period.

NOTE 5 - FEDERAL INCOME TAXES

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the merger, the Focused Growth and Income Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code. Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article V of the By-laws provides as follows:

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 8 of the Articles of Incorporation provides as follows:

(5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 16.	Exhibits

(1)(a)	Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(b)	Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c)	Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(d)	Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(e)	Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(f)	Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(g)	Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(h)	Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(i)	Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(j)	Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(k)	Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(l)	Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(m)	Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(M) of the Registrant’s Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

(n)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(N) of the Registrant’s Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

(o)	Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

(p)	Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

(q)	Articles of Amendment dated December 17, 2003. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(r)	Articles of Amendment dated February 17, 2004. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(s)	Articles Supplementary dated December 6, 2004. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(t)	Articles of Amendment dated May 25, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(u)	Articles of Amendment dated November 14, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(v)	Articles Supplementary dated February 5, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(w)	Articles Supplementary dated March 14, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(x)	Articles Supplementary dated January 10, 2008. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2008.

(y)	Articles Supplementary dated June 24, 2009. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 29, 2009.

(z)	Articles Supplementary dated August 26, 2009. Incorporated herewith by reference to Exhibit (a)(xxxvi) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 28, 2009.

(2)(a)	Amended and Restated By-Laws dated March 4, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(b)	Amendment to the Bylaws dated May 26, 2009. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-160744) filed on July 22, 2009.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5)	Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

(6)(a)	Investment Advisory and Management Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(b)	Amendment to Investment Advisory and Management Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(c)	Amendment to Investment Advisory and Management Agreement. Incorporated herewith by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(d)	Amendment to Investment Advisory and Management Agreement dated as of August 22, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(e)	Subadvisory Agreement between AIG SunAmerica Asset Management Corp. (“SunAmerica”) and BAMCO Inc. Incorporated herewith by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(f)	Subadvisory Agreement between SunAmerica and Janus Capital Management LLC. Incorporated herein by reference to Post-Effective Amendment No.13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(g)	Subadvisory Agreement between AIG SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(h)	Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

(i)	Subadvisory Agreement between SunAmerica and Munder Capital Management. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(j)	Subadvisory Agreement between SunAmerica and Reich & Tang Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(k)	Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(l)	Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(m)	Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(n)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(o)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(p)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC. Incorporated herein by reference to Exhibit No. xxix of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(q)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated herein by reference to Exhibit No. xxx of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(r)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Exhibit No. xxxi of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(s)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit No. xxxii of Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(t)	Form of Amendment to Subadvisory Agreements between SunAmerica and the following:

BAMCo, Inc.; BlackRock Investment Management, LLC; Janus Capital Management; Kinetics Asset Management Corp.; Marsico Capital Management, LLC; Munder Capital Management; Reich & Tang Asset Management LLC; Thornburg Asset Management, Inc.; Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(u)	Amendment to Subadvisory Agreement between SunAmerica and BAMCO, Inc. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(v)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(w)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(x)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(y)	Amendment to Subadvisory Agreement between SunAmerica and Munder Capital Management. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(z)	Amendment to Subadvisory Agreement between SunAmerica and Reich & Tang Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(aa)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(7)(a)	Distribution Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(b)	Form of Selling Agreement. Incorporated herewith by reference to Exhibit No. (e)(ii) of Post-Effective Amendment No. 46 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File 33-8021) filed on November 29, 2007.

(8)(a)	Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Exhibit F(1) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(b)	Amendment to Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(9)	Custodian Agreement, as amended. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(10)(a)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(b)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(c)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(d)	Amended and Restated 18f-3 Plan. Incorporated herewith by reference to Exhibit (n) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 28, 2009.

(11)	Opinion and consent of Venable LLP, counsel for the Registrant. Incorporated herein by reference to the identically numbered Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-161695) filed on September 2, 2009.

12(a)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SunAmerica Growth and Income Fund, a series of SunAmerica Equity Funds, into the Focused Growth and Income Portfolio, a series of the Registrant. Incorporated herein by reference to the identically numbered Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-161695) filed on September 2, 2009.

(b)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SunAmerica Balanced Assets Fund, a series of SunAmerica Equity Funds, into the Focused Growth and Income Portfolio, a series of the Registrant. Incorporated herein by reference to the identically numbered Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-161695) filed on September 2, 2009.

(13)(a)	Amended and Restated Service Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(b)	Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A.

(c)	Amendment to Transfer Agency Agreement. Incorporated herein by reference to Exhibit (H)(iv) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(d)	Administrative and Shareholder Services Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(e)	Expense Limitation Agreement by and among Registrant, AIG Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on N-1A of AIG Series Trust (File No. 333-111662) filed on September 19, 2008.

(14)(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.*

(b)	Consent of Ernst & Young LLP, independent registered public accounting firm for the Registrant.*

(c)	Consent of Willkie Farr & Gallagher LLP. Incorporated herein by reference to the identically numbered Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-161695) filed on September 2, 2009.

(15)	None.

(16)	Power of Attorney is included on signature page.

(17)(a)	Prospectus and Statement of Additional Information of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Growth Portfolio, dated February 27, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 27, 2009.

(b)	Prospectus and Statement of Additional Information of SunAmerica Equity Funds, with respect to each of the SunAmerica Blue Chip Growth Fund and the SunAmerica Disciplined Growth Fund, dated January 28, 2009. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 2009.

(c)	Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Growth Portfolio, for the fiscal year ended October 31, 2008. Previously filed on Form N-CSR (File No. 811-07797) on January 9, 2009 and incorporated herein by reference.

(d)	Annual Report to Shareholders of SunAmerica Equity Funds, with respect to each of the SunAmerica Blue Chip Growth Fund and the SunAmerica Disciplined Growth Fund, for the fiscal year ended September 30, 2008. Previously filed on Form N-CSR (File No. 811-04801) on December 8, 2008 and incorporated herein by reference.

(e)	Semi-Annual Report to Shareholders of SunAmerica Focused Series, Inc., with respect to the Focused Large-Cap Growth Portfolio, for the fiscal period ended April 30, 2009. Previously filed on Form N-CSRS (File No. 811-07797) on July 8, 2009 and incorporated herein by reference.

(f)	Semi-Annual Report to Shareholders of SunAmerica Equity Funds, with respect to each of the SunAmerica Blue Chip Growth Fund and the SunAmerica Disciplined Growth Fund, for the fiscal period ended March 31, 2009. Previously filed on Form N-CSRS (File No. 811-04801) on June 8, 2009 and incorporated herein by reference.

(g)	Form of Proxy Cards. Incorporated herein by reference to the identically numbered Exhibit of the Registrant’s Registration Statement on Form N-14 (File No. 333-161695) filed on September 2, 2009.

*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 1st day of October, 2009.

SUNAMERICA FOCUSED SERIES, INC.
(Registrant)

By:	/s/ John Genoy
John Genoy
President

Each person whose signature appears below hereby authorizes Peter A. Harbeck, Donna M. Handel, John T. Genoy, James Nichols, Gregory N. Bressler, Kathleen D. Fuentes, John E. McLean, Nori L. Gabert, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Director	October 1, 2009
(Peter A. Harbeck)

/s/ Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	October 1, 2009
(Donna M. Handel)

*	Director	October 1, 2009
(Jeffrey S. Burum)

*	Director	October 1, 2009
(Samuel M. Eisenstat)

*	Director	October 1, 2009
(Stephen J. Gutman)

*	Director	October 1, 2009
(William F. Devin)

*	Director	October 1, 2009
(Dr. Judith L. Craven)

/s/ John Genoy	President (Principal Executive Officer)	October 1, 2009
(John Genoy)

*	Director	October 1, 2009
(William J. Shea)

*By:	/s/ Kathleen D. Fuentes	October 1, 2009
Kathleen D. Fuentes, Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description
14(a)	Consent of PricewaterhouseCoopers LLP.

14(b)	Consent of Ernst & Young LLP.